united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-07254

Johnson Mutual Funds Trust
(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, Ohio	45247
(Address of principal executive offices)	(Zip code)

Jennifer Kelhoffer, Treasurer, 3777 West Fork Road, Cincinnati, Ohio 45247
(Name and address of agent for service)

Registrant’s telephone number, including area code	(513) 661-3100

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)
Johnson Equity Income Fund

Class I (JEQIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

How did the Fund perform during the reporting period?

Despite strong first quarter relative performance, The Johnson Equity Income Fund underperformed the S&P 500® Index in the first half of 2025 following the April 9th announcement of a 90-day pause on U.S. reciprocal tariffs. This marked a turning point for markets that led the S&P 500® Index to rally approximately 25% from its April 8th low, with risk factors and large cap growth stocks leading the way.

Both sector allocation and stock selection contributed to the Fund’s underperformance. The Fund was meaningfully underweight in Communications Services and Technology, which outperformed the index year-to-date and were among the best performing sectors post the tariff pause. An overweight in Health Care and the Fund’s cash weight were also detractors. As a partial offset, the Fund benefited from an overweight in Industrials, the top performing sector year-to-date, and an underweight in Consumer Discretionary, the worst performing sector year-to-date.

With the rebound of the largest stocks in the index, the S&P 500® Index continues to be extraordinarily concentrated. As such, given our more diversified portfolio construction discipline, our relative returns continue to be impacted significantly by structural underweights to the largest names in the index. NVIDIA and Meta, which we did not own, represented meaningful detractors. In contrast, Apple, Inc. and Tesla were the top positive contributors to relative performance as both stocks posted negative returns year-to-date. Additional detractors included Danaher and the previously held UnitedHealth Group, while Cencora, Inc. Williams Cos., Inc., and Nasdaq, Inc. were among the top positive contributors.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$4,000,000
$3,000,000
$2,000,000
$1,000,000
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Johnson Equity Income Fund - Class I - $2,941,816
S&P 500® Index - $3,593,616

	Johnson Equity Income Fund - Class I	S&P 500® Index
Jun-2015	$1,000,000	$1,000,000
Jun-2016	$1,010,484	$1,039,926
Jun-2017	$1,193,247	$1,226,033
Jun-2018	$1,342,701	$1,402,264
Jun-2019	$1,578,312	$1,548,344
Jun-2020	$1,613,957	$1,664,547
Jun-2021	$2,245,247	$2,343,585
Jun-2022	$2,121,462	$2,094,795
Jun-2023	$2,412,294	$2,505,250
Jun-2024	$2,682,840	$3,120,443
Jun-2025	$2,941,816	$3,593,616

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Equity Income Fund - Class I	9.65%	12.76%	11.39%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$685,708,276
  Number of Portfolio Holdings47
  Advisory Fee $2,470,965
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
23.6%
Financials
17.7%
Industrials
13.6%
Health Care
11.9%
Consumer Discretionary
9.1%
Energy
6.3%
Utilities
6.3%
Consumer Staples
4.6%
Communications
2.6%
Money Market
2.4%
Materials
1.9%

Value	Value
Materials	1.9%
Money Market	2.4%
Communications	2.6%
Consumer Staples	4.6%
Utilities	6.3%
Energy	6.3%
Consumer Discretionary	9.1%
Health Care	11.9%
Industrials	13.6%
Financials	17.7%
Technology	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.8%
Williams Cos., Inc. (The)	3.3%
Amazon.com, Inc.	3.3%
Nasdaq, Inc.	3.2%
American Electric Power Co., Inc.	3.2%
Alliant Energy Corp.	3.1%
Chevron Corp.	3.0%
Danaher Corp.	2.7%
Axis Capital Holdings Ltd.	2.7%
nVent Electric plc	2.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Johnson Equity Income Fund - Class I (JEQIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JEQIX

Johnson Equity Income Fund

Class S (JEQSX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$51	1.00%

How did the Fund perform during the reporting period?

Despite strong first quarter relative performance, The Johnson Equity Income Fund underperformed the S&P 500® Index in the first half of 2025 following the April 9th announcement of a 90-day pause on U.S. reciprocal tariffs. This marked a turning point for markets that led the S&P 500® Index to rally approximately 25% from its April 8th low, with risk factors and large cap growth stocks leading the way.

Both sector allocation and stock selection contributed to the Fund’s underperformance. The Fund was meaningfully underweight in Communications Services and Technology, which outperformed the index year-to-date and were among the best performing sectors post the tariff pause. An overweight in Health Care and the Fund’s cash weight were also detractors. As a partial offset, the Fund benefited from an overweight in Industrials, the top performing sector year-to-date, and an underweight in Consumer Discretionary, the worst performing sector year-to-date.

With the rebound of the largest stocks in the index, the S&P 500® Index continues to be extraordinarily concentrated. As such, given our more diversified portfolio construction discipline, our relative returns continue to be impacted significantly by structural underweights to the largest names in the index. NVIDIA and Meta, which we did not own, represented meaningful detractors. In contrast, Apple, Inc. and Tesla were the top positive contributors to relative performance as both stocks posted negative returns year-to-date. Additional detractors included Danaher and the previously held UnitedHealth Group, while Cencora, Inc. Williams Cos., Inc., and Nasdaq, Inc. were among the top positive contributors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Sep-2023
Jun-2024
Jun-2025
Johnson Equity Income Fund - Class S - $12,231
S&P 500® Index - $14,295

	Johnson Equity Income Fund - Class S	S&P 500® Index
Sep-2023	$10,000	$10,000
Jun-2024	$11,182	$12,413
Jun-2025	$12,231	$14,295

Average Annual Total Returns

	1 Year	Since Inception (September 15, 2023)
Johnson Equity Income Fund - Class S	9.37%	11.89%
S&P 500® Index	15.16%	22.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$685,708,276
  Number of Portfolio Holdings47
  Advisory Fee $2,470,965
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Materials	1.9%
Money Market	2.4%
Communications	2.6%
Consumer Staples	4.6%
Utilities	6.3%
Energy	6.3%
Consumer Discretionary	9.1%
Health Care	11.9%
Industrials	13.6%
Financials	17.7%
Technology	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.8%
Williams Cos., Inc. (The)	3.3%
Amazon.com, Inc.	3.3%
Nasdaq, Inc.	3.2%
American Electric Power Co., Inc.	3.2%
Alliant Energy Corp.	3.1%
Chevron Corp.	3.0%
Danaher Corp.	2.7%
Axis Capital Holdings Ltd.	2.7%
nVent Electric plc	2.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Johnson Equity Income Fund - Class S (JEQSX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JEQSX

Johnson Opportunity Fund

Class I (JOPPX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.90%

How did the Fund perform during the reporting period?

Trade policy uncertainty and new tariff announcements from the White House fueled market volatility in the first half of the year. Markets initially declined on news of steep tariffs, but sentiment rebounded after delays and signs of negotiation. A strong rally from the April low erased earlier losses, with leadership shifting toward Technology and cyclical growth. Despite high volatility, the Fund registered a minimal -0.23% net return over the six-month period.

Sector allocation added to relative performance, though stock selection modestly detracted. Health Care contributed positively, with gains in Option Care Health and Quest Diagnostics, and a beneficial underweight in Biotechnology. Midstream pipeline exposure was a positive contributor within a difficult Energy sector. Technology included top performers such as Fabrinet, ON Semiconductor Corp., and Bentley Systems, Inc. – Class B, but also laggards like Globant S.A. and DoubleVerify. Financials outperformed the broader market, but stock selection in the sector weighed on returns.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Johnson Opportunity Fund - Class I - $2,274,474
Russell 2500® Index - $2,237,359

	Johnson Opportunity Fund - Class I	Russell 2500® Index
Jun-2015	$1,000,000	$1,000,000
Jun-2016	$980,975	$963,301
Jun-2017	$1,171,378	$1,154,431
Jun-2018	$1,327,413	$1,341,943
Jun-2019	$1,327,458	$1,365,664
Jun-2020	$1,237,587	$1,301,505
Jun-2021	$1,829,658	$2,053,660
Jun-2022	$1,657,461	$1,622,447
Jun-2023	$1,899,573	$1,842,781
Jun-2024	$2,127,926	$2,035,696
Jun-2025	$2,274,474	$2,237,359

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Opportunity Fund - Class I	6.89%	12.94%	8.56%
Russell 2500® Index	9.91%	11.44%	8.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$178,398,524
  Number of Portfolio Holdings86
  Advisory Fee $760,418
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 22.3%
Industrials 18.0%
Health Care 12.5%
Financials 12.4%
Materials 10.8%
Consumer Discretionary 8.1%
Energy 4.5%
Real Estate 4.3%
Utilities 3.0%
Consumer Staples 2.4%
Communications 1.0%
Money Market 0.6%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	0.6%
Communications	1.0%
Consumer Staples	2.4%
Utilities	3.0%
Real Estate	4.3%
Energy	4.5%
Consumer Discretionary	8.1%
Materials	10.8%
Financials	12.4%
Health Care	12.5%
Industrials	18.0%
Technology	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Financial Group, Inc.	1.8%
Reliance, Inc.	1.7%
Bentley Systems, Inc. - Class B	1.7%
Avery Dennison Corp.	1.6%
Jones Lang LaSalle, Inc.	1.6%
Unitil Corp.	1.6%
Dynatrace, Inc.	1.6%
World Kinect Corp.	1.6%
Appfolio, Inc. - Class A	1.5%
DT Midstream, Inc.	1.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Johnson Opportunity Fund - Class I (JOPPX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JOPPX

Johnson Opportunity Fund

Class S (JOSSX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$57	1.15%

How did the Fund perform during the reporting period?

Trade policy uncertainty and new tariff announcements from the White House fueled market volatility in the first half of the year. Markets initially declined on news of steep tariffs, but sentiment rebounded after delays and signs of negotiation. A strong rally from the April low erased earlier losses, with leadership shifting toward Technology and cyclical growth. Despite high volatility, the Fund registered a minimal -0.23% net return over the six-month period.

Sector allocation added to relative performance, though stock selection modestly detracted. Health Care contributed positively, with gains in Option Care Health and Quest Diagnostics, and a beneficial underweight in Biotechnology. Midstream pipeline exposure was a positive contributor within a difficult Energy sector. Technology included top performers such as Fabrinet, ON Semiconductor Corp., and Bentley Systems, Inc. – Class B, but also laggards like Globant S.A. and DoubleVerify. Financials outperformed the broader market, but stock selection in the sector weighed on returns.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$13,000
$12,000
$11,000
$10,000
Sep-2023
Jun-2024
Jun-2025
Johnson Opportunity Fund - Class S - $12,069
Russell 2500® Index - $12,368

	Johnson Opportunity Fund - Class S	Russell 2500® Index
Sep-2023	$10,000	$10,000
Jun-2024	$11,320	$11,253
Jun-2025	$12,069	$12,368

Average Annual Total Returns

	1 Year	Since Inception (September 15, 2023)
Johnson Opportunity Fund - Class S	6.61%	11.06%
Russell 2500® Index	9.91%	12.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$178,398,524
  Number of Portfolio Holdings86
  Advisory Fee $760,418
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	0.6%
Communications	1.0%
Consumer Staples	2.4%
Utilities	3.0%
Real Estate	4.3%
Energy	4.5%
Consumer Discretionary	8.1%
Materials	10.8%
Financials	12.4%
Health Care	12.5%
Industrials	18.0%
Technology	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Financial Group, Inc.	1.8%
Reliance, Inc.	1.7%
Bentley Systems, Inc. - Class B	1.7%
Avery Dennison Corp.	1.6%
Jones Lang LaSalle, Inc.	1.6%
Unitil Corp.	1.6%
Dynatrace, Inc.	1.6%
World Kinect Corp.	1.6%
Appfolio, Inc. - Class A	1.5%
DT Midstream, Inc.	1.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Johnson Opportunity Fund - Class S (JOSSX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JOSSX

Johnson International Fund

(JINTX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson International Fund	$54	1.01%

How did the Fund perform during the reporting period?

International stocks rallied, boosted by a weaker dollar and an inexpensive relative valuation compared to US stocks. Most major foreign markets outperformed the U.S. market in the first half of the year.

Threats of significant tariff increases between the United States and its trading partners threaten the future profitability of stocks most exposed to international trade. An ADR universe gives the Fund a higher exposure to this global commerce risk factor than the broader MSCI ACWI ex-US Index, which negatively impacted relative performance.

The Eurozone, especially Germany, was the strongest region and the Fund benefitted from an overweight position. The majority of the top ten contributors were European companies, including the top three contributors: BAE Systems plc - ADR, Banco Santander S.A. - ADR, and Roche Holding AG - ADR, Additionally, underweights in India and Taiwan were valued added. Bottom performers included companies with weaker earnings growth, including Bunzl plc - ADR, a UK-based wholesale distributor, and technology consultants, Infosys Ltd. – ADR and CGI, Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
$5,000
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Johnson International Fund - $17,045
MSCI ACWI ex USA Index - $18,115

	Johnson International Fund	MSCI ACWI ex USA Index
Jun-2015	$10,000	$10,000
Jun-2016	$8,908	$8,975
Jun-2017	$10,217	$10,811
Jun-2018	$10,897	$11,598
Jun-2019	$11,288	$11,747
Jun-2020	$10,520	$11,183
Jun-2021	$13,993	$15,178
Jun-2022	$11,747	$12,230
Jun-2023	$13,741	$13,785
Jun-2024	$15,221	$15,388
Jun-2025	$17,045	$18,115

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson International Fund	11.98%	10.13%	5.48%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$21,562,272
  Number of Portfolio Holdings90
  Advisory Fee $105,207
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	0.5%
Preferred Stocks	0.9%

What did the Fund invest in?

Country Weighting (% of net assets)

Japan 15.2%
United Kingdom 10.7%
Canada 7.9%
Germany 7.8%
France 7.5%
Switzerland 6.5%
China 5.3%
Taiwan Province of China 4.4%
India 3.7%
Spain 3.7%
Hong Kong 3.3%
Australia 3.2%
Cayman Islands 3.0%
Brazil 2.8%
Mexico 2.6%
South Korea 2.4%
Netherlands 1.9%
Italy 1.5%
South Africa 1.4%
Philippines 1.4%
Denmark 1.0%
Singapore 0.7%
United States 0.5%
Sweden 0.5%
Jersey 0.3%

Value	Value
Jersey	0.3%
Sweden	0.5%
United States	0.5%
Singapore	0.7%
Denmark	1.0%
Philippines	1.4%
South Africa	1.4%
Italy	1.5%
Netherlands	1.9%
South Korea	2.4%
Mexico	2.6%
Brazil	2.8%
Cayman Islands	3.0%
Australia	3.2%
Hong Kong	3.3%
Spain	3.7%
India	3.7%
Taiwan Province of China	4.4%
China	5.3%
Switzerland	6.5%
France	7.5%
Germany	7.8%
Canada	7.9%
United Kingdom	10.7%
Japan	15.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Iberdrola S.A. - ADR	2.2%
Sony Group Corp. - ADR	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.2%
China Construction Bank Corp. - ADR	2.2%
Roche Holding AG - ADR	2.1%
Industrial & Commercial Bank of China Ltd. - ADR	2.1%
Schneider Electric SE - ADR	2.1%
Tencent Holdings Ltd. - ADR	2.0%
Tokio Marine Holdings, Inc. - ADR	2.0%
Mitsubishi UFJ Financial Group, Inc. - ADR	2.0%

Material Fund Changes

On August 20, 2025, the Johnson Mutual Fund Board of Trustees approved the liquidation of the Johnson International Fund based on the Adviser’s recommendation. It is expected that the Johnson International Fund will liquidate in the fourth quarter of 2025.

Johnson International Fund (JINTX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JINTX

Johnson Enhanced Return Fund

(JENHX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Enhanced Return Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Enhanced Return Fund	$18	0.35%

How did the Fund perform during the reporting period?

Despite a seemingly never-ending stream of negative headlines equity markets remained resilient in the first of the year.  The Fund has outpaced its primary benchmark, the S&P 500® Index while recording strong positive returns.   The primary driver of outperformance during the first half of the year were returns in the bond portion of the portfolio that exceeded the embedded cost-of-carry within its equity futures contract positions. Within the bond portfolio, elevated levels of income led to positive returns. In particular, the strategy’s focus on higher-yielding investment grade corporate bonds was additive to performance. Curve positioning was additive to performance as rates at the front-end of the curve fell during the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$4,000,000
$3,000,000
$2,000,000
$1,000,000
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Johnson Enhanced Return Fund - $3,242,780
S&P 500® Index - $3,593,616

	Johnson Enhanced Return Fund	S&P 500® Index
Jun-2015	$1,000,000	$1,000,000
Jun-2016	$1,051,774	$1,039,926
Jun-2017	$1,234,328	$1,226,033
Jun-2018	$1,385,903	$1,402,264
Jun-2019	$1,550,454	$1,548,344
Jun-2020	$1,680,201	$1,664,547
Jun-2021	$2,350,621	$2,343,585
Jun-2022	$1,986,242	$2,094,795
Jun-2023	$2,287,053	$2,505,250
Jun-2024	$2,810,528	$3,120,443
Jun-2025	$3,242,780	$3,593,616

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Enhanced Return Fund	15.38%	14.05%	12.48%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$280,963,820
  Number of Portfolio Holdings102
  Advisory Fee $464,093
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	12.0%
Corporate Bonds	64.5%
Money Market Funds	2.0%
Municipal Bonds	1.4%
U.S. Government & Agencies	1.4%
U.S. Treasury Obligations	18.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Finance
30.4%
Industrials
20.6%
U.S. Treasury Obligations
18.6%
Utilities
13.1%
Collateralized Mortgage Obligations
12.0%
Money Market Funds
2.0%
U.S. Government & Agencies
1.4%
Municipal Bonds
1.3%
Other Assets in Excess of Liabilities
0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Municipal Bonds	1.3%
U.S. Government & Agencies	1.4%
Money Market Funds	2.0%
Collateralized Mortgage Obligations	12.0%
Utilities	13.1%
U.S. Treasury Obligations	18.6%
Industrials	20.6%
Finance	30.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 1.500%, due 02/15/30	4.9%
U.S. Treasury Notes, 2.750%, due 02/15/28	4.2%
U.S. Treasury Notes, 4.500%, due 11/15/25 - AU-2025	2.8%
U.S. Treasury Notes, 2.375%, due 05/15/29	2.8%
Emerson Electric Co., 2.000%, due 12/21/28	1.9%
Bank of America Corp., 5.202%, due 04/25/29	1.8%
Enterprise Products Operating, LLC, 5.050%, due 01/10/26	1.8%
MPLX, L.P., 1.750%, due 03/1/26	1.7%
American Express Co., 1.650%, due 11/4/26	1.6%
Allstate Corp. (The), 0.750%, due 12/15/25	1.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Johnson Enhanced Return Fund (JENHX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JENHX

Johnson Institutional Core Bond Fund

Class I (JIBFX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%

How did the Fund perform during the reporting period?

The Fund has outperformed its primary benchmark during the first half of 2025.  The primary driver of relative performance has been the Fund’s duration relative to the benchmark.  The fund was positioned approximately 0.5 years longer than the benchmark at the start of the year, which was additive to performance as interest rates fell across the curve.  Despite intra-period volatility, corporate credit spreads remain near recent lows.  As a result, the Fund’s overweight to corporate bonds was an additional driver of the relative outperformance in the first half of the year.   Security selection within the corporate sector was also additive to performance as our overweight to banks and financials outperformed the broader corporate universe.  Finally, the Fund’s underweight to the long end of the Treasury curve was beneficial as the yield curve steepened in the first half.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,300,000
$1,200,000
$1,100,000
$1,000,000
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Johnson Inst Core Bond Fund - Class I - $1,220,089
Bloomberg U.S. Aggregate Bond Index - $1,190,377

	Johnson Inst Core Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$1,000,000	$1,000,000
Jun-2016	$1,064,915	$1,060,014
Jun-2017	$1,066,888	$1,056,679
Jun-2018	$1,065,102	$1,052,481
Jun-2019	$1,155,116	$1,135,303
Jun-2020	$1,280,535	$1,234,525
Jun-2021	$1,271,026	$1,230,411
Jun-2022	$1,127,796	$1,103,775
Jun-2023	$1,116,783	$1,093,424
Jun-2024	$1,145,974	$1,122,192
Jun-2025	$1,220,089	$1,190,377

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Inst Core Bond Fund - Class I	6.47%	-0.96%	2.01%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,807,109,735
  Number of Portfolio Holdings212
  Advisory Fee (net of waivers)$2,229,507
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	26.8%
Corporate Bonds	46.1%
Money Market Funds	0.1%
Municipal Bonds	0.9%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.7%
U.S. Treasury Obligations	23.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Collateralized Mortgage Obligations 26.6%
U.S. Treasury Obligations 23.7%
Finance 19.4%
Industrials 14.6%
Utilities 11.7%
U.S. Government & Agencies 1.7%
Municipal Bonds 0.9%
Preferred Stocks 0.5%
Money Market Funds 0.1%
Other Assets in Excess of Liabilities 0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.1%
Preferred Stocks	0.5%
Municipal Bonds	0.9%
U.S. Government & Agencies	1.7%
Utilities	11.7%
Industrials	14.6%
Finance	19.4%
U.S. Treasury Obligations	23.7%
Collateralized Mortgage Obligations	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.4%
U.S. Treasury Bonds, 2.250%, due 05/15/41	4.7%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.8%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.6%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
Florida Power & Light Co., 5.100%, due 04/1/33	2.0%
FHLMC, 3.000%, due 08/1/52	1.9%
Bank of America Corp., 5.202%, due 04/25/29	1.9%
FNMA, 2.000%, due 08/1/42	1.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Johnson Institutional Core Bond Fund - Class I (JIBFX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JIBFX

Johnson Institutional Core Bond Fund

Class F (JIMFX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

How did the Fund perform during the reporting period?

The Fund has outperformed its primary benchmark during the first half of 2025.  The primary driver of relative performance has been the Fund’s duration relative to the benchmark.  The fund was positioned approximately 0.5 years longer than the benchmark at the start of the year, which was additive to performance as interest rates fell across the curve.  Despite intra-period volatility, corporate credit spreads remain near recent lows.  As a result, the Fund’s overweight to corporate bonds was an additional driver of the relative outperformance in the first half of the year.   Security selection within the corporate sector was also additive to performance as our overweight to banks and financials outperformed the broader corporate universe.  Finally, the Fund’s underweight to the long end of the Treasury curve was beneficial as the yield curve steepened in the first half.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$625,000
$600,000
$575,000
$550,000
$525,000
$500,000
May-2018
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Johnson Inst Core Bond Fund - Class F - $568,828
Bloomberg U.S. Aggregate Bond Index - $570,157

	Johnson Inst Core Bond Fund - Class F	Bloomberg U.S. Aggregate Bond Index
May-2018	$500,000	$500,000
Jun-2018	$503,920	$504,109
Jun-2019	$543,879	$543,779
Jun-2020	$601,637	$591,303
Jun-2021	$596,429	$589,332
Jun-2022	$528,307	$528,677
Jun-2023	$522,701	$523,720
Jun-2024	$535,294	$537,499
Jun-2025	$568,828	$570,157

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Core Bond Fund - Class F	6.26%	-1.12%	1.82%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,807,109,735
  Number of Portfolio Holdings212
  Advisory Fee (net of waivers)$2,229,507
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	26.8%
Corporate Bonds	46.1%
Money Market Funds	0.1%
Municipal Bonds	0.9%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.7%
U.S. Treasury Obligations	23.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.1%
Preferred Stocks	0.5%
Municipal Bonds	0.9%
U.S. Government & Agencies	1.7%
Utilities	11.7%
Industrials	14.6%
Finance	19.4%
U.S. Treasury Obligations	23.7%
Collateralized Mortgage Obligations	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.4%
U.S. Treasury Bonds, 2.250%, due 05/15/41	4.7%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.8%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.6%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
Florida Power & Light Co., 5.100%, due 04/1/33	2.0%
FHLMC, 3.000%, due 08/1/52	1.9%
Bank of America Corp., 5.202%, due 04/25/29	1.9%
FNMA, 2.000%, due 08/1/42	1.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Johnson Institutional Core Bond Fund - Class F (JIMFX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JIMFX

Johnson Institutional Core Bond Fund

Class S (JIBSX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.50%

How did the Fund perform during the reporting period?

The Fund has outperformed its primary benchmark during the first half of 2025.  The primary driver of relative performance has been the Fund’s duration relative to the benchmark.  The fund was positioned approximately 0.5 years longer than the benchmark at the start of the year, which was additive to performance as interest rates fell across the curve.  Despite intra-period volatility, corporate credit spreads remain near recent lows.  As a result, the Fund’s overweight to corporate bonds was an additional driver of the relative outperformance in the first half of the year.   Security selection within the corporate sector was also additive to performance as our overweight to banks and financials outperformed the broader corporate universe.  Finally, the Fund’s underweight to the long end of the Treasury curve was beneficial as the yield curve steepened in the first half.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$11,500
$11,000
$10,500
$10,000
Sep-2023
Jun-2024
Jun-2025
Johnson Inst Core Bond Fund - Class S - $11,096
Bloomberg U.S. Aggregate Bond Index - $11,085

	Johnson Inst Core Bond Fund - Class S	Bloomberg U.S. Aggregate Bond Index
Sep-2023	$10,000	$10,000
Jun-2024	$10,449	$10,450
Jun-2025	$11,096	$11,085

Average Annual Total Returns

	1 Year	Since Inception (September 15, 2023)
Johnson Inst Core Bond Fund - Class S	6.19%	5.97%
Bloomberg U.S. Aggregate Bond Index	6.08%	5.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,807,109,735
  Number of Portfolio Holdings212
  Advisory Fee (net of waivers)$2,229,507
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	26.8%
Corporate Bonds	46.1%
Money Market Funds	0.1%
Municipal Bonds	0.9%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.7%
U.S. Treasury Obligations	23.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.1%
Preferred Stocks	0.5%
Municipal Bonds	0.9%
U.S. Government & Agencies	1.7%
Utilities	11.7%
Industrials	14.6%
Finance	19.4%
U.S. Treasury Obligations	23.7%
Collateralized Mortgage Obligations	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.4%
U.S. Treasury Bonds, 2.250%, due 05/15/41	4.7%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.8%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.6%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
Florida Power & Light Co., 5.100%, due 04/1/33	2.0%
FHLMC, 3.000%, due 08/1/52	1.9%
Bank of America Corp., 5.202%, due 04/25/29	1.9%
FNMA, 2.000%, due 08/1/42	1.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Johnson Institutional Core Bond Fund - Class S (JIBSX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JIBSX

Johnson Institutional Intermediate Bond Fund

Class I (JIBEX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%

How did the Fund perform during the reporting period?

The Fund has outperformed its primary benchmark during the first half of 2025.  The primary driver of relative performance has been the Fund’s duration relative to the benchmark.  The fund was positioned approximately 0.5 years longer than the benchmark at the start of the year, which was additive to performance as interest rates fell across the curve.  Despite intra-period volatility, corporate credit spreads remain near recent lows.  As a result, the Fund’s overweight to corporate bonds was an additional driver of the relative outperformance in the first half of the year.   This was further enhanced by our tactical addition to credit during April’s market dislocation.  Security selection within the corporate sector was also additive to performance as our overweight to banks and financials outperformed the broader corporate universe.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,300,000
$1,200,000
$1,100,000
$1,000,000
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Johnson Inst Intermediate Bond Fund - Class I - $1,252,422
Bloomberg Intermediate U.S. Government/Credit Bond Index - $1,223,719

	Johnson Inst Intermediate Bond Fund - Class I	Bloomberg Intermediate U.S. Government/Credit Bond Index
Jun-2015	$1,000,000	$1,000,000
Jun-2016	$1,048,267	$1,043,320
Jun-2017	$1,056,512	$1,041,104
Jun-2018	$1,057,148	$1,035,070
Jun-2019	$1,132,165	$1,106,823
Jun-2020	$1,222,719	$1,185,581
Jun-2021	$1,224,471	$1,187,858
Jun-2022	$1,121,408	$1,101,378
Jun-2023	$1,120,257	$1,100,330
Jun-2024	$1,169,519	$1,146,461
Jun-2025	$1,252,422	$1,223,719

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Inst Intermediate Bond Fund - Class I	7.09%	0.48%	2.28%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.74%	0.64%	2.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$254,454,505
  Number of Portfolio Holdings84
  Advisory Fee (net of waivers)$351,222
  Portfolio Turnover23%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	9.9%
Corporate Bonds	51.7%
Money Market Funds	0.1%
Municipal Bonds	1.3%
Preferred Stocks	0.6%
U.S. Government & Agencies	3.3%
U.S. Treasury Obligations	33.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
32.7%
Finance
22.6%
Industrials
17.5%
Utilities
11.1%
Collateralized Mortgage Obligations
9.8%
U.S. Government & Agencies
3.2%
Municipal Bonds
1.3%
Preferred Stocks
0.6%
Money Market Funds
0.1%
Other Assets in Excess of Liabilities
1.1%

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.1%
Preferred Stocks	0.6%
Municipal Bonds	1.3%
U.S. Government & Agencies	3.2%
Collateralized Mortgage Obligations	9.8%
Utilities	11.1%
Industrials	17.5%
Finance	22.6%
U.S. Treasury Obligations	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 3.500%, due 01/31/30	5.3%
U.S. Treasury Notes, 2.875%, due 05/15/32	4.8%
U.S. Treasury Notes, 0.875%, due 11/15/30	4.7%
U.S. Treasury Notes, 2.750%, due 08/15/32 ARS	4.6%
U.S. Treasury Notes, 4.000%, due 02/15/34	4.3%
U.S. Treasury Notes, 1.500%, due 02/15/30	3.9%
U.S. Treasury Notes, 4.000%, due 02/28/30	3.8%
FHLB, 4.750%, due 12/10/32 - Series HQ-2032	3.2%
Truist Financial Corp., 2.250%, due 03/11/30	2.2%
Florida Power & Light Co., 5.100%, due 04/1/33	2.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Johnson Institutional Intermediate Bond Fund - Class I (JIBEX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JIBEX

Johnson Institutional Intermediate Bond Fund

Class F (JIMEX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

How did the Fund perform during the reporting period?

The Fund has outperformed its primary benchmark during the first half of 2025.  The primary driver of relative performance has been the Fund’s duration relative to the benchmark.  The fund was positioned approximately 0.5 years longer than the benchmark at the start of the year, which was additive to performance as interest rates fell across the curve.  Despite intra-period volatility, corporate credit spreads remain near recent lows.  As a result, the Fund’s overweight to corporate bonds was an additional driver of the relative outperformance in the first half of the year.   This was further enhanced by our tactical addition to credit during April’s market dislocation.  Security selection within the corporate sector was also additive to performance as our overweight to banks and financials outperformed the broader corporate universe.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$600,000
$580,000
$560,000
$540,000
$520,000
$500,000
May-2018
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Johnson Inst Intermediate Bond Fund - Class F - $587,459
Bloomberg Intermediate U.S. Government/Credit Bond Index - $595,063

	Johnson Inst Intermediate Bond Fund - Class F	Bloomberg Intermediate U.S. Government/Credit Bond Index
May-2018	$500,000	$500,000
Jun-2018	$502,847	$503,328
Jun-2019	$536,313	$538,220
Jun-2020	$578,223	$576,518
Jun-2021	$578,161	$577,625
Jun-2022	$528,919	$535,572
Jun-2023	$527,424	$535,063
Jun-2024	$549,864	$557,495
Jun-2025	$587,459	$595,063

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Intermediate Bond Fund - Class F	6.84%	0.32%	2.28%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.74%	0.64%	2.46%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$254,454,505
  Number of Portfolio Holdings84
  Advisory Fee (net of waivers)$351,222
  Portfolio Turnover23%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	9.9%
Corporate Bonds	51.7%
Money Market Funds	0.1%
Municipal Bonds	1.3%
Preferred Stocks	0.6%
U.S. Government & Agencies	3.3%
U.S. Treasury Obligations	33.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.1%
Preferred Stocks	0.6%
Municipal Bonds	1.3%
U.S. Government & Agencies	3.2%
Collateralized Mortgage Obligations	9.8%
Utilities	11.1%
Industrials	17.5%
Finance	22.6%
U.S. Treasury Obligations	32.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 3.500%, due 01/31/30	5.3%
U.S. Treasury Notes, 2.875%, due 05/15/32	4.8%
U.S. Treasury Notes, 0.875%, due 11/15/30	4.7%
U.S. Treasury Notes, 2.750%, due 08/15/32 ARS	4.6%
U.S. Treasury Notes, 4.000%, due 02/15/34	4.3%
U.S. Treasury Notes, 1.500%, due 02/15/30	3.9%
U.S. Treasury Notes, 4.000%, due 02/28/30	3.8%
FHLB, 4.750%, due 12/10/32 - Series HQ-2032	3.2%
Truist Financial Corp., 2.250%, due 03/11/30	2.2%
Florida Power & Light Co., 5.100%, due 04/1/33	2.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Johnson Institutional Intermediate Bond Fund - Class F (JIMEX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JIMEX

Johnson Institutional Short Duration Bond Fund

Class I (JIBDX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%

How did the Fund perform during the reporting period?

The Fund has outperformed its primary benchmark during the first half of 2025.  The fund was positioned modestly longer than the benchmark at the start of the year, which was additive to performance as interest rates fell across the curve.  Despite intra-period volatility, corporate credit spreads remain near recent lows.  As a result, the Fund’s primary driver of outperformance during the 1st half was its income advantage versus the benchmark as well as its overweight to the corporate bond sector.   This was further enhanced by our tactical addition to credit during April’s market dislocation.  Security selection within the corporate sector was also additive to performance as our overweight to banks and financials outperformed the broader corporate universe.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,250,000
$1,200,000
$1,150,000
$1,100,000
$1,050,000
$1,000,000
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Johnson Inst Short Duration Bond Fund - Class I - $1,216,457
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $1,203,254

	Johnson Inst Short Duration Bond Fund - Class I	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jun-2015	$1,000,000	$1,000,000
Jun-2016	$1,019,838	$1,015,809
Jun-2017	$1,027,821	$1,019,223
Jun-2018	$1,032,079	$1,021,927
Jun-2019	$1,076,946	$1,065,758
Jun-2020	$1,127,925	$1,110,253
Jun-2021	$1,132,042	$1,116,233
Jun-2022	$1,081,346	$1,075,816
Jun-2023	$1,090,732	$1,081,842
Jun-2024	$1,145,357	$1,135,663
Jun-2025	$1,216,457	$1,203,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Inst Short Duration Bond Fund - Class I	6.21%	1.52%	1.98%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	5.95%	1.62%	1.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$191,864,142
  Number of Portfolio Holdings91
  Advisory Fee (net of waivers)$273,503
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	13.2%
Corporate Bonds	66.8%
Money Market Funds	0.1%
Municipal Bonds	3.2%
U.S. Government & Agencies	2.4%
U.S. Treasury Obligations	14.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Finance
30.9%
Industrials
21.9%
U.S. Treasury Obligations
14.2%
Utilities
13.5%
Collateralized Mortgage Obligations
13.1%
Municipal Bonds
3.2%
U.S. Government & Agencies
2.3%
Money Market Funds
0.1%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.1%
U.S. Government & Agencies	2.3%
Municipal Bonds	3.2%
Collateralized Mortgage Obligations	13.1%
Utilities	13.5%
U.S. Treasury Obligations	14.2%
Industrials	21.9%
Finance	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.375%, due 05/15/29	4.1%
U.S. Treasury Notes, 2.875%, due 05/15/28	3.2%
U.S. Treasury Notes, 2.625%, due 02/15/29	2.9%
U.S. Treasury Notes, 2.750%, due 02/15/28	2.7%
Interstate Power & Light Co., 3.400%, due 08/15/25	2.3%
KeyCorp, 4.150%, due 10/29/25 - Series O	2.2%
Morgan Stanley, 3.591%, due 07/22/28	2.1%
Emerson Electric Co., 2.000%, due 12/21/28	2.0%
Allstate Corp. (The), 0.750%, due 12/15/25	2.0%
Duke Energy Corp., 0.900%, due 09/15/25	2.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Johnson Institutional Short Duration Bond Fund - Class I (JIBDX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JIBDX

Johnson Institutional Short Duration Bond Fund

Class F (JIMDX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

How did the Fund perform during the reporting period?

The Fund has outperformed its primary benchmark during the first half of 2025.  The fund was positioned modestly longer than the benchmark at the start of the year, which was additive to performance as interest rates fell across the curve.  Despite intra-period volatility, corporate credit spreads remain near recent lows.  As a result, the Fund’s primary driver of outperformance during the 1st half was its income advantage versus the benchmark as well as its overweight to the corporate bond sector.   This was further enhanced by our tactical addition to credit during April’s market dislocation.  Security selection within the corporate sector was also additive to performance as our overweight to banks and financials outperformed the broader corporate universe.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$600,000
$580,000
$560,000
$540,000
$520,000
$500,000
May-2018
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Johnson Inst Short Duration Bond Fund - Class F - $583,863
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $591,223

	Johnson Inst Short Duration Bond Fund - Class F	ICE BofA U.S. Corporate & Government, 1-3 Years Index
May-2018	$500,000	$500,000
Jun-2018	$501,485	$502,128
Jun-2019	$521,814	$523,664
Jun-2020	$545,399	$545,527
Jun-2021	$546,904	$548,466
Jun-2022	$521,216	$528,606
Jun-2023	$524,928	$531,567
Jun-2024	$550,304	$558,012
Jun-2025	$583,863	$591,223

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Short Duration Bond Fund - Class F	6.10%	1.37%	2.19%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	5.95%	1.62%	2.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$191,864,142
  Number of Portfolio Holdings91
  Advisory Fee (net of waivers)$273,503
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	13.2%
Corporate Bonds	66.8%
Money Market Funds	0.1%
Municipal Bonds	3.2%
U.S. Government & Agencies	2.4%
U.S. Treasury Obligations	14.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.1%
U.S. Government & Agencies	2.3%
Municipal Bonds	3.2%
Collateralized Mortgage Obligations	13.1%
Utilities	13.5%
U.S. Treasury Obligations	14.2%
Industrials	21.9%
Finance	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.375%, due 05/15/29	4.1%
U.S. Treasury Notes, 2.875%, due 05/15/28	3.2%
U.S. Treasury Notes, 2.625%, due 02/15/29	2.9%
U.S. Treasury Notes, 2.750%, due 02/15/28	2.7%
Interstate Power & Light Co., 3.400%, due 08/15/25	2.3%
KeyCorp, 4.150%, due 10/29/25 - Series O	2.2%
Morgan Stanley, 3.591%, due 07/22/28	2.1%
Emerson Electric Co., 2.000%, due 12/21/28	2.0%
Allstate Corp. (The), 0.750%, due 12/15/25	2.0%
Duke Energy Corp., 0.900%, due 09/15/25	2.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Johnson Institutional Short Duration Bond Fund - Class F (JIMDX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JIMDX

Johnson Core Plus Bond Fund

(JCPLX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Core Plus Bond Fund	$23	0.45%

How did the Fund perform during the reporting period?

The Fund has outperformed its primary benchmark during the first half of 2025.  The primary driver of relative performance has been the Fund’s duration relative to the benchmark.  The fund was positioned approximately 0.5 years longer than the benchmark at the start of the year, which was additive to performance as interest rates fell across the curve.  The Fund utilizes Treasury Futures for exposure to the long end of the yield curve which underperformed as the curve steepened.  However, the futures contracts impact on total fund performance was negligible.  Despite intra-period volatility, corporate credit spreads remain near recent lows.  As a result, the Fund’s overweight to corporate bonds was an additional driver of the relative outperformance in the first half of the year.   The Fund benefited from its income advantage over the index, due in large part to its allocation to select high-quality high yield offerings.    Finally, the Fund’s underweight to the long end of the Treasury curve was beneficial as the yield curve steepened in the first half.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,000,000
$975,000
$950,000
$925,000
$900,000
$875,000
Nov-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Johnson Core Plus Bond Fund - $970,310
Bloomberg U.S. Aggregate Bond Index - $970,113

	Johnson Core Plus Bond Fund	Bloomberg U.S. Aggregate Bond Index
Nov-2021	$1,000,000	$1,000,000
Jun-2022	$889,226	$899,536
Jun-2023	$885,599	$891,100
Jun-2024	$911,415	$914,545
Jun-2025	$970,310	$970,113

Average Annual Total Returns

	1 Year	Since Inception (November 17, 2021)
Johnson Core Plus Bond Fund	6.46%	-0.83%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$49,121,267
  Number of Portfolio Holdings98
  Advisory Fee $106,744
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	27.2%
Corporate Bonds	62.3%
Money Market Funds	0.3%
Preferred Stocks	0.3%
U.S. Government & Agencies	1.0%
U.S. Treasury Obligations	8.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
27.8%
Collateralized Mortgage Obligations
27.0%
Finance
25.6%
U.S. Treasury Obligations
8.8%
Utilities
8.5%
U.S. Government & Agencies
1.0%
Money Market Funds
0.4%
Preferred Stocks
0.3%
Other Assets in Excess of Liabilities
0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Preferred Stocks	0.3%
Money Market Funds	0.4%
U.S. Government & Agencies	1.0%
Utilities	8.5%
U.S. Treasury Obligations	8.8%
Finance	25.6%
Collateralized Mortgage Obligations	27.0%
Industrials	27.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 3.500%, due 08/1/50	2.5%
FHLMC, 2.000%, due 05/1/42	2.3%
FNMA, 2.000%, due 08/1/42	2.2%
U.S. Treasury Bonds, 2.250%, due 05/15/41	2.0%
FNMA, 4.000%, due 08/1/51	2.0%
PepsiCo, Inc., 5.000%, due 02/7/35 - Series 2020 D	2.0%
Truist Financial Corp., 2.250%, due 03/11/30	2.0%
U.S. Bancorp, 4.967%, due 07/22/33 - Series BB	1.9%
U.S. Treasury Bonds, 2.375%, due 02/15/42	1.9%
Florida Power & Light Co., 5.100%, due 04/1/33	1.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Johnson Core Plus Bond Fund (JCPLX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-JCPLX

Johnson Municipal Income Fund

(JMUNX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Johnson Municipal Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Municipal Income Fund	$15	0.30%

How did the Fund perform during the reporting period?

The Fund’s overweight to longer maturity securities was the primary driver of the relative underperformance in the first half of the year as policy uncertainty pressured the long end of the yield curve.  Overall duration was a detractor to performance.  The funds emphasis on higher rated securities added to performance as BBB rated bonds underperformed higher rated issuers.  Additionally, security selection was an additional tailwind to performance as the Fund’s quality bias led to a positive contribution particularly within hospitals and higher education, despite both sectors being among the worst performing in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,300,000
$1,200,000
$1,100,000
$1,000,000
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Johnson Municipal Income Fund - $1,150,387
Bloomberg Municipal Bond Index - $1,243,666

	Johnson Municipal Income Fund	Bloomberg Municipal Bond Index
Jun-2015	$1,000,000	$1,000,000
Jun-2016	$1,049,967	$1,076,526
Jun-2017	$1,046,756	$1,071,275
Jun-2018	$1,048,790	$1,088,036
Jun-2019	$1,107,890	$1,161,002
Jun-2020	$1,159,090	$1,212,648
Jun-2021	$1,182,798	$1,263,164
Jun-2022	$1,085,291	$1,154,892
Jun-2023	$1,111,202	$1,191,693
Jun-2024	$1,145,958	$1,229,979
Jun-2025	$1,150,387	$1,243,666

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Municipal Income Fund	0.39%	-0.15%	1.41%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Quality Allocation (as a percentage of total assets)*

Value	Value
AAA	9.3%
AA	57.7%
A	24.3%
BBB	6.1%
Not Rated	2.6%

* As rated by either Standard & Poor's or Moody's Rating Agencies.

(If rated by both, the lower rating is represented.)

Fund Statistics

  Net Assets$175,687,948
  Number of Portfolio Holdings170
  Advisory Fee $257,274
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.2%
Municipal Bonds	98.8%

Holdings by State of Issuance (% of total investments)

Ohio 68.6%
Kentucky 6.0%
N/A 4.0%
Pennsylvania 3.9%
Texas 3.6%
Indiana 3.0%
Missouri 3.0%
Colorado 2.0%
Alabama 1.6%
Virginia 1.4%
Michigan 0.8%
North Carolina 0.6%
Georgia 0.6%
Illinois 0.3%
North Dakota 0.3%

Value	Value
North Dakota	0.3%
Illinois	0.3%
Georgia	0.6%
North Carolina	0.6%
Michigan	0.8%
Virginia	1.4%
Alabama	1.6%
Colorado	2.0%
Missouri	3.0%
Indiana	3.0%
Texas	3.6%
Pennsylvania	3.9%
N/A	4.0%
Kentucky	6.0%
Ohio	68.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ohio Higher Education Facilities Revenue - Denison University, 5.000%, due 11/1/53 - Series 2021-A	2.9%
Ohio State Water Development Authority Revenue, 5.000%, due 06/1/46 - Series 2021	2.5%
Pennsylvania Economic Development Financing Authority UPMC Revenue, 5.000%, due 03/15/60 - Series 2025-A	2.2%
Ohio State Water Development Authority Revenue, 4.000%, due 12/1/46 - Series 2021-A	2.0%
FHLMC, 2.550%, due 06/15/35 - Class A - Series M-053	1.8%
Kings LSD Ohio School Improvement, 5.250%, due 12/1/54 - Series 2024	1.8%
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, 4.000%, due 01/1/36 - Series 2017-A	1.8%
Miami University Ohio General Receipts Revenue, 4.000%, due 09/1/45 - Series 2020-A	1.6%
Grandview Heights Ohio Municipal Facilities Construction and Improvement, 4.000%, due 12/1/46 - Series 2023	1.5%
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's, 5.000%, due 11/15/41 - Series 2019-CC	1.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Johnson Municipal Income Fund (JMUNX)

Semi-Annual Shareholder Report - June 30, 2025

TSR-SAR 063025-JMUNX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

JOHNSON MUTUAL FUNDS	JUNE 30, 2025

Table of Contents

Portfolio of Investments
Equity Income Fund	1
Opportunity Fund	2
International Fund	4
Enhanced Return Fund	6
Institutional Core Bond Fund	10
Institutional Intermediate Bond Fund	16
Institutional Short Duration Bond Fund	19
Core Plus Bond Fund	22
Municipal Income Fund	26
Statements of Assets and Liabilities	32
Statements of Operations	36
Statements of Changes in Net Assets	40
Financial Highlights
Equity Income Fund	47
Opportunity Fund	49
International Fund	51
Enhanced Return Fund	52
Institutional Core Bond Fund	53
Institutional Intermediate Bond Fund	56
Institutional Short Duration Bond Fund	58
Core Plus Bond Fund	60
Municipal Income Fund	61
Notes to the Financial Statements	62
Additional Information	76
Trustees and Officers, Transfer Agent and Fund Accountant, Custodian, Independent Registered Public Accounting Firm, Legal Counsel	Back Page

EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

COMMON STOCKS — 97.6%	Shares	Value
Communications — 2.6%
Alphabet, Inc. - Class A	101,312	$17,854,214

Consumer Discretionary — 9.1%
Amazon.com, Inc.(a)	101,600	22,290,024
Genuine Parts Co.	72,000	8,734,320
Lowe’s Cos., Inc.	50,300	11,160,061
McDonald’s Corp.	42,500	12,417,225
TJX Cos., Inc. (The)	65,485	8,086,742
		62,688,372
Consumer Staples — 4.6%
Coca-Cola Co. (The)	214,620	15,184,365
PepsiCo, Inc.	79,900	10,549,996
Procter & Gamble Co. (The)	36,690	5,845,451
		31,579,812
Energy — 6.3%
Chevron Corp.	141,310	20,234,179
Williams Cos., Inc. (The)	363,800	22,850,278
		43,084,457
Financials — 17.7%
American Financial Group, Inc.	103,400	13,050,114
Apollo Global Management, Inc.	99,000	14,045,130
Axis Capital Holdings Ltd.	176,450	18,319,039
Everest Group Ltd.	34,200	11,622,870
First Horizon Corp.	688,550	14,597,260
Marsh & McLennan Cos., Inc.	61,600	13,468,224
Nasdaq, Inc.	248,900	22,256,638
Willis Towers Watson plc	44,870	13,752,655
		121,111,930
Health Care — 11.9%
Abbott Laboratories	117,218	15,942,820
Cencora, Inc.	56,900	17,061,465
Danaher Corp.	94,043	18,577,255
Medtronic plc	108,836	9,487,234
Stryker Corp.	37,000	14,638,310
Zoetis, Inc.	39,792	6,205,562
		81,912,646
Industrials — 13.6%
Amphenol Corp.- Class A	94,000	9,282,500
Honeywell International, Inc.	61,150	14,240,612
IDEX Corp.	63,000	11,060,910
Illinois Tool Works, Inc.	52,000	12,857,000
Nordson Corp.	62,750	13,451,717
nVent Electric plc	249,000	18,239,250
Waste Management, Inc.	60,500	13,843,610
		92,975,599
Materials — 1.9%
Avery Dennison Corp.	75,000	13,160,250
COMMON STOCKS — 97.6%	Shares	Value
Technology — 23.6%
Accenture plc - Class A	52,940	$15,823,237
Adobe, Inc. (a)	31,010	11,997,149
Analog Devices, Inc.	59,200	14,090,784
Apple, Inc.	61,760	12,671,299
ASML Holding N.V.	18,600	14,905,854
Intuit, Inc.	10,250	8,073,207
Mastercard, Inc.- Class A	24,100	13,542,754
Microsoft Corp.	66,160	32,908,646
Roper Technologies, Inc.	26,000	14,737,840
Taiwan Semiconductor Manufacturing Co.Ltd.- ADR	40,000	9,059,600
Visa, Inc.- Class A	39,300	13,953,465
		161,763,835
Utilities — 6.3%
Alliant Energy Corp.	352,910	21,340,468
American Electric Power Co., Inc.	208,600	21,644,336
		42,984,804
Total Common Stocks
(Cost $442,437,279)		$669,115,919

MONEY MARKET FUNDS — 2.4%
First American Government Obligations Fund - Class Z, 4.21% (b) (Cost $16,726,539)	16,726,539	$16,726,539

Investments at Value — 100.0%
(Cost $459,163,818)		$685,842,458

Liabilities in Excess of Other Assets – (0.0%) (c)		(134,182)

Net Assets — 100.0%		$685,708,276

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

(c)	Percentage rounds to less than 0.1%.

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap

plc - Public Limited Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

COMMON STOCKS — 99.3%	Shares	Value
Communications — 1.0%
New York Times Co.(The) - Class A	31,200	$1,746,576

Consumer Discretionary — 8.1%
Floor & Decor Holdings, Inc. - Class A (a)	29,900	2,271,204
Genuine Parts Co.	18,600	2,256,366
LKQ Corp.	49,100	1,817,191
Ralph Lauren Corp.	6,200	1,700,536
Rush Enterprises, Inc.- Class A	52,200	2,688,822
Texas Roadhouse, Inc.	11,900	2,230,179
Williams-Sonoma, Inc.	9,400	1,535,678
		14,499,976
Consumer Staples — 2.4%
BJ’s Wholesale Club Holdings, Inc. (a)	17,900	1,930,157
Coca-Cola Consolidated, Inc.	21,000	2,344,650
		4,274,807
Energy — 4.5%
Antero Midstream Corp.	124,400	2,357,380
DT Midstream, Inc.	25,000	2,747,750
World Kinect Corp.	99,200	2,812,320
		7,917,450
Financials — 12.4%
American Financial Group, Inc.	25,400	3,205,734
Arrow Financial Corp.	54,797	1,447,737
Axis Capital Holdings Ltd.	23,600	2,450,152
East West Bancorp, Inc.	22,000	2,221,560
Everest Group Ltd.	6,600	2,243,010
HBT Financial, Inc.	88,800	2,238,648
SEI Investments Co.	26,000	2,336,360
UMB Financial Corp.	19,300	2,029,588
Webster Financial Corp.	41,000	2,238,600
Wintrust Financial Corp.	13,400	1,661,332
		22,072,721
Health Care — 12.5%
Charles River Laboratories International, Inc. (a)	14,900	2,260,777
Chemed Corp.	5,000	2,434,650
iRadimed Corp.	23,000	1,375,170
Jazz Pharmaceuticals plc (a)	18,900	2,005,668
LeMaitre Vascular, Inc.	24,800	2,059,640
Option Care Health, Inc. (a)	80,900	2,627,632
QIAGEN N.V. (a)	51,041	2,453,030
Quest Diagnostics, Inc.	13,400	2,407,042
Repligen Corp. (a)	9,900	1,231,362
U.S. Physical Therapy, Inc.	19,400	1,517,080
Universal Health Services, Inc. - Class B	10,200	1,847,730
		22,219,781
COMMON STOCKS — 99.3%	Shares	Value
Industrials — 18.0%
A.O. Smith Corp.	36,800	$2,412,976
Allison Transmission Holdings, Inc.	24,500	2,327,255
Applied Industrial Technologies, Inc.	11,000	2,556,950
Comfort Systems USA, Inc.	2,700	1,447,767
Core & Main, Inc.- Class A (a)	38,600	2,329,510
Donaldson Co., Inc.	37,300	2,586,755
ESAB Corp.	17,500	2,109,625
Gorman-Rupp Co. (The)	43,500	1,597,320
IDEX Corp.	10,900	1,913,713
Littelfuse, Inc.	11,000	2,494,030
LSI Industries, Inc.	105,300	1,791,153
Nordson Corp.	12,300	2,636,751
nVent Electric plc	31,200	2,285,400
TopBuild Corp. (a)	5,000	1,618,700
Watts Water Technologies, Inc. - Class A	8,400	2,065,476
		32,173,381
Materials — 10.8%
Avery Dennison Corp.	16,400	2,877,708
Element Solutions, Inc.	100,000	2,265,000
H.B. Fuller Co.	43,700	2,628,555
Hawkins, Inc.	12,900	1,833,090
Reliance, Inc.	9,700	3,044,830
RPM International, Inc.	19,800	2,174,832
UFP Industries, Inc.	23,000	2,285,280
UFP Technologies, Inc. (a)	9,000	2,197,440
		19,306,735
Real Estate — 4.3%
Americold Realty Trust, Inc.	88,200	1,466,766
Jones Lang LaSalle, Inc. (a)	11,200	2,864,736
NNN REIT, Inc.	46,900	2,025,142
STAG Industrial, Inc.	37,400	1,356,872
		7,713,516
Technology — 22.3%
Amdocs Ltd.	17,700	1,614,948
Appfolio, Inc.- Class A (a)	12,000	2,763,360
Bentley Systems, Inc.- Class B	54,600	2,946,762
CACI International, Inc.- Class A (a)	4,300	2,049,810
CCC Intelligent Solutions Holdings, Inc. (a)	191,000	1,797,310
Dynatrace, Inc. (a)	51,400	2,837,794
Fabrinet (a)	6,000	1,768,080
Genpact Ltd.	48,200	2,121,282
Globant S.A. (a)	12,000	1,090,080
ICF International, Inc.	14,300	1,211,353
Jack Henry & Associates, Inc.	14,100	2,540,397
MAXIMUS, Inc.	28,100	1,972,620
ON Semiconductor Corp. (a)	50,000	2,620,500

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

COMMON STOCKS — 99.3%	Shares	Value
Paylocity Holding Corp. (a)	6,900	$1,250,211
PTC, Inc. (a)	7,100	1,223,614
Sapiens International Corp. N.V.	43,800	1,281,150
SPS Commerce, Inc. (a)	14,500	1,973,305
TD SYNNEX Corp.	17,000	2,306,900
Tyler Technologies, Inc. (a)	2,150	1,274,606
WEX, Inc. (a)	8,500	1,248,565
Zebra Technologies Corp. - Class A (a)	6,300	1,942,668
		39,835,315
Utilities — 3.0%
Atmos Energy Corp.	7,600	1,171,236
Portland General Electric Co.	32,200	1,308,286
Unitil Corp.	54,500	2,842,175
		5,321,697
Total Common Stocks
(Cost $147,938,770)		$177,081,955

MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class Z, 4.21% (b) (Cost $1,150,072)s	1,150,072	$1,150,072

Investments at Value — 99.9%
(Cost $149,088,842)		$178,232,027

Other Assets in Excess of Liabilities — 0.1%		166,497

Net Assets — 100.0%		$178,398,524

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

COMMON STOCKS — 97.8%	Shares	Value
Communications — 7.7%
Baidu, Inc. - ADR (a)	1,800	$154,368
Deutsche Telekom AG - ADR	7,100	259,789
Orange S.A. - ADR	7,500	113,925
PDLT, Inc. - ADR	14,100	306,816
Publicis Groupe S.A. - ADR	8,100	221,090
SK Telecom Co.Ltd.- ADR	4,600	107,410
Tencent Holdings Ltd. - ADR	6,800	438,600
WPP plc - ADR	1,800	63,018
		1,665,016
Consumer Discretionary — 7.4%
Alibaba Group Holding Ltd. - ADR	2,000	226,820
Bridgestone Corp. - ADR	4,900	99,813
Bunzl plc - ADR	15,400	245,476
CIE Financiere Richemont S.A. - ADR	7,100	133,693
Honda Motor Co.Ltd.- ADR	5,500	158,565
JD.com, Inc. - ADR	1,700	55,488
Magna International, Inc.	6,000	231,660
Mercedes-Benz Group AG	5,400	314,539
Toyota Motor Corp. - ADR	800	137,808
		1,603,862
Consumer Staples — 7.8%
ITOCHU Corp. - ADR	3,100	324,663
L’Oreal S.A. - ADR	1,300	111,163
Nestlé S.A. - ADR	2,800	278,096
Reckitt Benckiser Group plc - ADR	5,900	81,007
Shoprite Holdings Ltd. - ADR	19,700	307,517
Unilever plc - ADR	3,800	232,446
Wal-Mart de Mexico S.A.B. de C.V. - ADR	10,600	353,086
		1,687,978
Energy — 2.5%
BP plc - ADR	4,000	119,720
Gazprom PJSC - ADR (a)(b)	14,000	140
Shell plc - ADR	3,900	274,599
TotalEnergies SE - ADR	2,352	144,389
		538,848
Financials — 21.2%
Allianz SE - ADR	6,500	263,428
Banco Santander S.A. - ADR	37,155	308,387
Bank of Montreal	1,240	137,181
Barclays plc - ADR	15,000	278,850
BNP Paribas S.A. - ADR	3,700	167,018
China Construction Bank Corp. - ADR	23,000	465,520
Commonwealth Bank of Australia - ADR	1,050	128,208
ICICI Bank Ltd. - ADR	2,500	84,100
Industrial & Commercial Bank of China Ltd. - ADR	28,900	454,308
COMMON STOCKS — 97.8%	Shares	Value
KB Financial Group, Inc. - ADR	2,400	$198,216
Manulife Financial Corp.	7,720	246,731
Mitsubishi UFJ Financial Group, Inc. - ADR	30,800	422,576
Royal Bank of Canada	1,900	249,945
Sumitomo Mitsui Financial Group, Inc. - ADR	22,200	335,442
Tokio Marine Holdings, Inc. - ADR	10,000	423,701
Toronto-Dominion Bank (The)	1,700	124,865
United Overseas Bank Ltd. - ADR	2,500	142,275
Zurich Insurance Group AG - ADR	3,880	135,916
		4,566,667
Health Care — 7.8%
Astellas Pharma, Inc. - ADR	10,300	100,425
Bayer AG - ADR	10,700	80,678
Dr. Reddy’s Laboratories Ltd. - ADR	18,400	276,552
Novartis AG - ADR	2,480	300,105
Novo Nordisk A/S - ADR	3,200	220,864
Roche Holding AG - ADR	11,300	460,588
Sanofi S.A. - ADR	2,000	96,620
Takeda Pharmaceutical Co.Ltd.- ADR	9,340	144,396
		1,680,228
Industrials — 7.0%
ABB Ltd. - ADR	1,700	101,439
Atlas Copco AB - ADR	6,400	103,232
BAE Systems plc - ADR	3,800	399,266
Schneider Electric SE - ADR	8,500	453,730
Sensata Technologies Holding plc	2,200	66,242
Siemens AG - ADR	2,900	373,723
		1,497,632
Materials — 9.8%
Air Liquide S.A. - ADR	4,200	173,460
BHP Group Ltd. - ADR	7,400	355,866
Cemex S.A.B. de C.V. - ADR	30,300	209,979
Cia Siderurgica Nacional S.A. - ADR	57,100	79,940
Fortescue Ltd. - ADR	10,800	215,784
Nitto Denko Corp. - ADR	19,100	367,675
POSCO Holdings, Inc. - ADR	4,200	203,658
Rio Tinto plc - ADR	3,070	179,073
Vale S.A. - ADR	33,700	327,227
		2,112,662
Real Estate — 1.5%
Sun Hung Kai Properties Ltd. - ADR	27,600	318,173

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

COMMON STOCKS — 97.8%	Shares	Value
Technology — 20.0%
ASE Industrial Holding Co.Ltd.- ADR	24,000	$247,920
ASML Holding N.V.	500	400,695
Capgemini SE - ADR	4,000	137,000
CGI, Inc.	3,700	387,871
Infosys Ltd. - ADR	17,800	329,834
Lenovo Group Ltd. - ADR	16,000	385,440
Open Text Corp.	11,500	335,800
PDD Holdings, Inc. - ADR (a)	2,600	272,116
RELX plc - ADR	2,500	135,850
SAP SE - ADR	1,300	395,330
Sony Group Corp. - ADR	18,500	481,555
Taiwan Semiconductor Manufacturing Co.Ltd.- ADR	2,100	475,629
United Microelectronics Corp. - ADR	29,000	221,850
Wipro Ltd. - ADR	36,600	110,532
		4,317,422
Utilities — 5.1%
Enel S.p.A. - ADR	33,700	319,476
Iberdrola S.A. - ADR	6,300	484,974
National Grid plc - ADR	1,629	121,214
SSE plc - ADR	6,900	177,054
		1,102,718
Total Common Stocks
(Cost $13,871,816)		$21,091,206
PREFERRED STOCKS — 0.9%	Shares	Value
Financials — 0.9%
Itau Unibanco Holding S.A.- ADR (Cost $129,573)	27,280	$185,231

MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class Z, 4.21% (c) (Cost $107,203)	107,203	$107,203

Investments at Value — 99.2% (Cost $14,108,592)		$21,383,640

Other Assets in Excess of Liabilities — 0.8%		178,632

Net Assets — 100.0%		$21,562,272

(a)	Non-income producing security.

(b)	This security is currently restricted from trading and is valued using Level 3 inputs as of June 30, 2025. The total fair value of Level 3 securities as of June 30, 2025 is $140.

(c)	The rate shown is the 7-day effective yield as of June 30, 2025.

A/S - Aktieselskab

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

PJSC - Pubic Joint-Stock Company

plc - Public Limited Company

S.A. - Societe Anonyme

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable

SE - Societe Europaea

S.p.A. - Societa per Azioni

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

CORPORATE BONDS — 64.1%	Coupon	Maturity	Par Value	Value
Finance — 30.4%
Allstate Corp. (The)	0.750%	12/15/25	$4,642,000	$4,560,927
American Express Co.	1.650%	11/04/26	4,725,000	4,570,042
AON plc	3.875%	12/15/25	4,494,000	4,477,676
Bank of America Corp.	5.202%	04/25/29	4,925,000	5,033,136
Branch Banking & Trust Co.	3.625%	09/16/25	2,720,000	2,711,449
Chubb INA Holdings, Inc.	3.350%	05/03/26	4,559,000	4,523,742
Enterprise Products Operating, LLC	5.050%	01/10/26	5,000,000	5,013,053
Essex Portfolio, L.P.	3.375%	04/15/26	3,740,000	3,702,196
Essex Portfolio, L.P.	1.700%	03/01/28	1,000,000	932,084
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,895,000	4,101,428
Huntington Bancshares, Inc.	6.208%	08/21/29	4,140,000	4,343,051
JPMorgan Chase & Co.	3.540%	05/01/28	3,275,000	3,227,090
JPMorgan Chase & Co.	2.182%	06/01/28	2,455,000	2,358,228
KeyCorp, Series O	4.150%	10/29/25	4,562,000	4,551,586
Morgan Stanley, Series F	4.000%	07/23/25	2,200,000	2,198,036
Morgan Stanley	3.591%	07/22/28	3,055,000	3,001,245
MPLX, L.P.	1.750%	03/01/26	4,731,000	4,638,237
National Retail Properties, Inc.	4.000%	11/15/25	4,560,000	4,546,455
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	4,010,000	4,070,591
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	1,195,000	1,185,805
Truist Financial Corp., Series H	3.875%	03/19/29	1,555,000	1,519,142
Truist Financial Corp.	2.250%	03/11/30	1,000,000	899,961
U.S. Bancorp, Series MTN	3.100%	04/27/26	4,340,000	4,296,024
U.S. Bancorp, Series Y	3.000%	07/30/29	1,360,000	1,287,367
Wells Fargo & Co., Series M	4.100%	06/03/26	3,800,000	3,783,935
				85,532,486
Industrials — 20.6%
Becton Dickinson & Co.	3.700%	06/06/27	3,835,000	3,791,207
Cisco Systems, Inc.	4.850%	02/26/29	4,000,000	4,098,079
CVS Health Corp.	3.875%	07/20/25	2,485,000	2,483,201
Dover Corp.	3.150%	11/15/25	4,515,000	4,487,349
Home Depot, Inc. (The)	4.750%	06/25/29	4,000,000	4,083,892
Honeywell International, Inc.	2.500%	11/01/26	1,000,000	977,906
Johnson Controls International plc	3.900%	02/14/26	4,260,000	4,236,709
Lowe’s Companies, Inc.	2.500%	04/15/26	4,080,000	4,017,368
Norfolk Southern Corp.	3.650%	08/01/25	3,300,000	3,296,406
Norfolk Southern Corp.	2.900%	06/15/26	800,000	789,015
Parker-Hannifin Corp.	4.250%	09/15/27	4,505,000	4,519,198
Roper Technologies, Inc.	1.000%	09/15/25	4,343,000	4,308,777
Starbucks Corp.	4.850%	02/08/27	4,095,000	4,132,201
T-Mobile U.S., Inc.	2.625%	04/15/26	4,402,000	4,333,958
Verizon Communications, Inc.	2.100%	03/22/28	4,000,000	3,790,024
Xylem, Inc.	3.250%	11/01/26	3,455,000	3,403,980
Xylem, Inc.	1.950%	01/30/28	1,200,000	1,134,313
				57,883,583

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

CORPORATE BONDS — 64.1%	Coupon	Maturity	Par Value	Value
Utilities — 13.1%
Berkshire Hathaway, Inc.	3.250%	04/15/28	$2,743,000	$2,683,270
Duke Energy Corp.	2.650%	09/01/26	4,610,000	4,523,701
Emerson Electric Co.	2.000%	12/21/28	5,690,000	5,304,593
Eversource Energy, Series AA	4.750%	05/15/26	1,225,000	1,226,851
Eversource Energy, Series U	1.400%	08/15/26	1,685,000	1,628,588
Eversource Energy, Series DD	5.000%	01/01/27	1,205,000	1,215,854
Florida Power & Light Co.	4.400%	05/15/28	4,370,000	4,404,634
Georgia Power Co., Series 2016-A	3.250%	04/01/26	2,715,000	2,690,758
Interstate Power & Light Co.	3.400%	08/15/25	4,505,000	4,495,323
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	2,000,000	1,959,289
Virginia Electric & Power Co., Series A	3.150%	01/15/26	1,080,000	1,072,180
Virginia Electric & Power Co., Series A	3.800%	04/01/28	3,585,000	3,564,237
Xcel Energy, Inc.	4.000%	06/15/28	2,000,000	1,984,437
				36,753,715

Total Corporate Bonds (Cost $179,124,880)				$180,169,784

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.0%
Federal Home Loan Mortgage Corporation — 3.3%
FHLMC, Pool #J1-2635	4.000%	07/01/25	$146	$146
FHLMC, Series 4287, Class AB	2.000%	12/15/26	89,982	87,732
FHLMC, Pool #J3-2364	2.500%	11/01/28	384,591	376,163
FHLMC, Pool #ZS-7207	3.500%	07/01/30	399,042	393,472
FHLMC, Pool #G1-8642	3.500%	04/01/32	456,670	448,596
FHLMC, Pool #G1-6330	3.500%	08/01/32	445,059	438,441
FHLMC, Pool #SB-0380	3.500%	02/01/34	524,463	513,414
FHLMC, Series 5050, Class BG	1.000%	01/15/41	534,579	482,710
FHLMC, Series 5902, Class XC	1.500%	01/15/41	1,461,788	1,283,911
FHLMC, Series 4009, Class PA	2.000%	06/15/41	140,721	136,002
FHLMC, Series 4709, Class EA	3.000%	01/15/46	526,307	506,184
FHLMC, Series 5301, Class ED	5.000%	04/01/53	4,545,527	4,531,487
				9,198,258
Federal National Mortgage Association — 8.7%
FNMA, Pool #AT2060	2.500%	04/01/28	335,940	328,640
FNMA, Pool #109745	3.540%	10/01/28	3,953,722	3,887,347
FNMA, Pool #BZ1051	4.780%	06/01/29	1,000,000	1,020,555
FNMA, Pool #AL9230	3.500%	12/01/29	329,571	325,489
FNMA, Pool #FM1536	2.500%	11/01/30	123,153	120,776
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	360,064	338,359
FNMA, Pool #FM2287	4.500%	03/01/34	412,331	414,406
FNMA, Pool #FM2989	3.000%	09/01/34	594,622	578,791
FNMA, Pool #AL7077	4.000%	07/01/35	707,251	697,397
FNMA, Pool #833200	5.500%	09/01/35	152,056	157,284
FNMA, Pool #CA7891	1.500%	11/01/35	3,735,997	3,361,900
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,304,764	1,212,427
FNMA, Pool #MA4330	2.500%	05/01/36	2,659,634	2,491,643
FNMA, Series FM8444	2.000%	06/01/36	1,869,345	1,720,888
FNMA, Pool #FM2293	4.000%	09/01/36	1,306,129	1,285,694

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.0%	Coupon	Maturity	Par Value	Value
FNMA, Pool #FS6096	2.000%	03/01/37	$3,540,780	$3,260,982
FNMA, Pool #FM7224	4.500%	11/01/38	622,851	625,478
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.405%	12/01/41	12,829	12,959
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	19,081	18,735
FNMA, Series 2015-28, Class P	2.500%	05/25/45	1,649,847	1,536,375
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	1,337,752	1,016,596
				24,412,721

Total Collateralized Mortgage Obligations (Cost $34,776,536)				$33,610,979

MUNICIPAL BONDS — 1.3%
Houston Texas Utility System Revenue	1.516%	11/15/28	$940,000	$866,068
Wisconsin State General Fund Annual Appropriation Revenue	2.196%	05/01/27	3,000,000	2,901,524
Total Municipal Bonds (Cost $3,738,507)				$3,767,592

U.S. GOVERNMENT & AGENCIES — 1.4%
Federal Farm Credit Bank — 0.7%
FFCB	4.750%	10/13/27	$2,000,000	$2,040,207

Federal Home Loan Mortgage Corporation — 0.7%
FHLMC	4.875%	09/27/29	1,840,000	1,837,454

Total U.S. Government & Agencies (Cost $3,834,511)				$3,877,661

U.S. TREASURY OBLIGATIONS — 18.6%
U.S. Treasury Notes — 18.6%
U.S. Treasury Notes (b)	2.000%	08/15/25	$4,000,000	$3,987,344
U.S. Treasury Notes (b)	4.500%	11/15/25	8,000,000	8,003,125
U.S. Treasury Notes	1.625%	05/15/26	500,000	489,609
U.S. Treasury Notes (a)	4.400%	04/30/27	2,100,000	2,099,912
U.S. Treasury Notes (b)	2.750%	07/31/27	4,600,000	4,510,156
U.S. Treasury Notes (b)	2.750%	02/15/28	11,950,000	11,665,254
U.S. Treasury Notes (b)	2.375%	05/15/29	8,210,000	7,810,404
U.S. Treasury Notes (b)	1.500%	02/15/30	15,090,000	13,656,450
Total U.S. Treasury Obligations (Cost $51,982,009)				$52,222,254

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

MONEY MARKET FUNDS — 2.0%	Shares	Value
First American Government Obligations Fund - Class Z, 4.21% (c) (Cost $5,716,255)	5,716,255	$5,716,255

Investments at Value — 99.4% (Cost $279,172,698)		$279,364,525

Other Assets in Excess of Liabilities — 0.6%		1,599,295

Net Assets — 100.0%		$280,963,820

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	All or a portion of the security is segregated as collateral on futures contracts. The total fair value of collateral as of June 30, 2025 is $22,979,307.

(c)	The rate shown is the 7-day effective yield as of June 30, 2025.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

ENHANCED RETURN FUND	SCHEDULE OF FUTURES CONTRACTS AS OF JUNE 30, 2025 - UNAUDITED

			Notional		Value/
		Expiration	Value	Notional	Unrealized
FUTURES CONTRACTS	Contracts	Date	at Purchase	Value	Appreciation
Index Futures
E-Mini S&P 500 Future	895	9/19/2025	$270,758,008	$279,855,313	$9,097,305

The average monthly notional value of futures contracts during the six months ended June 30, 2025 was $268,764,835.

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

CORPORATE BONDS — 45.7%	Coupon	Maturity	Par Value	Value
Finance — 19.4%
Allstate Corp. (The)	5.250%	03/30/33	$30,000,000	$30,747,109
American Express Co.	5.532%	04/25/30	28,985,000	30,131,317
American Express Co.	6.489%	10/30/31	6,500,000	7,082,736
AON Corp.	3.750%	05/02/29	11,646,000	11,397,741
AON Corp.	2.800%	05/15/30	1,650,000	1,529,607
Bank of America Corp.	5.202%	04/25/29	32,890,000	33,612,149
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	5,000,000	5,306,852
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	11,000,000	10,699,864
Essex Portfolio, L.P.	3.000%	01/15/30	9,666,000	9,038,674
Essex Property Trust, Inc.	3.625%	05/01/27	2,298,000	2,270,930
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	24,200,000	25,482,554
Huntington Bancshares, Inc.	4.443%	08/04/28	7,655,000	7,651,684
Huntington Bancshares, Inc.	6.208%	08/21/29	2,830,000	2,968,800
Huntington Bancshares, Inc.	2.550%	02/04/30	10,628,000	9,727,120
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	7,660,000	7,645,570
KeyCorp, Series O	4.100%	04/30/28	3,810,000	3,786,093
KeyCorp	2.550%	10/01/29	9,755,000	9,004,758
PNC Financial Services Group, Inc. (The)	2.307%	04/23/32	5,000,000	4,385,508
PNC Financial Services Group, Inc. (The)	5.939%	08/18/34	15,605,000	16,521,199
Prologis, Inc.	5.125%	01/15/34	10,060,000	10,186,748
Truist Financial Corp.	2.250%	03/11/30	22,716,000	20,443,524
Truist Financial Corp., Series G	6.123%	10/28/33	6,265,000	6,649,297
Truist Financial Corp.	5.122%	01/26/34	12,305,000	12,299,458
U.S. Bancorp, Series Y	3.000%	07/30/29	16,755,000	15,860,176
U.S. Bancorp, Series BB	4.967%	07/22/33	11,985,000	11,835,641
U.S. Bancorp, Series AA	5.850%	10/21/33	11,975,000	12,597,803
Wells Fargo & Co., Series M	4.100%	06/03/26	16,315,000	16,246,028
Wells Fargo & Co., Series O	4.300%	07/22/27	14,199,000	14,200,138
Wells Fargo & Co., Series Q (TSFR3M + 157.2) (a)	3.584%	05/22/28	2,000,000	1,969,716
				351,278,794
Industrials — 14.6%
Air Products and Chemicals, Inc.	4.850%	02/08/34	14,470,000	14,504,934
Becton Dickinson & Co.	3.700%	06/06/27	9,500,000	9,391,516
Becton Dickinson & Co.	2.823%	05/20/30	14,950,000	13,834,638
Cisco Systems, Inc.	4.850%	02/26/29	$3,000,000	$3,073,560
Cisco Systems, Inc.	5.050%	02/26/34	19,625,000	20,087,305
CVS Health Corp.	4.300%	03/25/28	19,133,000	19,052,163
CVS Health Corp.	3.750%	04/01/30	5,000,000	4,795,866
Dover Corp.	3.150%	11/15/25	4,302,000	4,275,653
Dover Corp.	2.950%	11/04/29	24,695,000	23,275,271
Duke Energy Corp.	2.450%	06/01/30	20,000,000	18,153,750
Enterprise Products Operating, LLC	4.150%	10/16/28	1,497,000	1,496,967
Honeywell International, Inc.	5.000%	02/15/33	15,000,000	15,237,942
Honeywell International, Inc.	5.000%	03/01/35	11,580,000	11,648,978
Johnson Controls International plc	3.900%	02/14/26	6,430,000	6,394,845
Johnson Controls International plc	4.900%	12/01/32	9,870,000	9,914,250
Kroger Co. (The)	2.200%	05/01/30	1,000,000	904,449
Lowes Cos., Inc.	4.500%	04/15/30	5,072,000	5,109,363
Parker-Hannifin Corp.	3.250%	03/01/27	8,710,000	8,586,084
Parker-Hannifin Corp.	4.250%	09/15/27	16,331,000	16,382,469

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

CORPORATE BONDS — 45.7%	Coupon	Maturity	Par Value	Value
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	$4,250,000	$4,312,117
Target Corp.	3.375%	04/15/29	2,000,000	1,945,877
Verizon Communications, Inc.	4.016%	12/03/29	28,496,000	28,112,437
Walmart, Inc.	4.900%	04/28/35	9,674,000	9,801,103
Xylem, Inc.	1.950%	01/30/28	5,250,000	4,962,619
Xylem, Inc.	2.250%	01/30/31	9,731,000	8,629,767
				263,883,923
Utilities — 11.7%
Berkshire Hathaway, Inc.	3.250%	04/15/28	2,000,000	1,956,449
Berkshire Hathaway, Inc.	3.700%	07/15/30	9,767,000	9,478,469
Duke Energy Corp.	2.650%	09/01/26	8,575,000	8,414,476
Emerson Electric Co.	2.000%	12/21/28	2,068,000	1,927,926
Eversource Energy, Series M	3.300%	01/15/28	9,140,000	8,900,363
Eversource Energy, Series O	4.250%	04/01/29	19,308,000	19,139,728
Eversource Energy, Series R	1.650%	08/15/30	232,000	201,392
Florida Power & Light Co.	5.100%	04/01/33	34,677,000	35,469,625
Georgia Power Co., Series 2019B	2.650%	09/15/29	28,141,000	26,394,693
Georgia Power Co., Series 2025B	4.850%	03/15/31	14,000,000	14,309,992
Interstate Power & Light Co.	4.100%	09/26/28	20,965,000	20,793,743
Interstate Power & Light Co.	2.300%	06/01/30	9,379,000	8,450,218
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	6,558,000	6,424,510
National Rural Utilities Cooperative Finance Corp. (The)	2.400%	03/15/30	12,595,000	11,584,903
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,807,000	1,787,847
Xcel Energy, Inc.	4.000%	06/15/28	19,857,000	19,702,480
Xcel Energy, Inc.	3.400%	06/01/30	17,340,000	16,455,021
				211,391,835

Total Corporate Bonds (Cost $844,601,279)				$826,554,552

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6%
Federal Home Loan Mortgage Corporation — 9.6%
FHLMC, Series 4287, Class AB	2.000%	12/15/26	$168,715	$164,497
FHLMC, Pool #ZA-3721	3.000%	06/01/29	2,270,568	2,224,082
FHLMC, Pool #ZK-6713	3.000%	06/01/29	1,319,390	1,292,440
FHLMC, Pool #C0-1005	8.000%	06/01/30	377	402
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	1,708,875	1,645,118
FHLMC, Pool #G1-8642	3.500%	04/01/32	1,445,133	1,419,583
FHLMC, Pool #ZT-1964	3.500%	06/01/32	2,143,043	2,109,195
FHLMC, Pool #G1-8667	3.500%	11/01/32	934,761	917,573
FHLMC, Series 4151, Class PA	2.000%	01/15/33	959,953	912,016
FHLMC, Pool #78-0439 (H15T1Y + 222.3) (a)	6.473%	04/01/33	7,190	7,275
FHLMC, Pool #G0-8068	5.500%	07/01/35	432,559	448,005
FHLMC, Pool #G0-1880	5.000%	08/01/35	20,347	20,688
FHLMC, Pool #G0-6616	4.500%	12/01/35	190,837	191,818
FHLMC, Pool #G3-0933	4.000%	01/01/36	7,914,147	7,804,341
FHLMC, Series 3109, Class ZN	5.500%	02/15/36	435,939	445,378
FHLMC, Pool #G3-1087	4.000%	07/01/38	1,377,887	1,351,637
FHLMC, Series 4887, Class A	3.250%	09/15/38	400,566	385,016
FHLMC, Pool #SC-0066	4.500%	01/01/39	4,739,532	4,733,791
FHLMC, Series 4287, Class AB	3.500%	07/15/39	66,471	64,662
FHLMC, Pool #G0-1880	4.500%	10/01/39	49,311	49,233

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6%	Coupon	Maturity	Par Value	Value
FHLMC, Pool #A8-9335	5.000%	10/01/39	$109,634	$111,382
FHLMC, Series 3592, Class BZ	5.000%	10/15/39	294,587	299,494
FHLMC, Pool #SC-0047	3.000%	01/01/40	18,429,054	17,280,749
FHLMC, Series 3946, Class LN	3.500%	04/15/41	209,255	206,195
FHLMC, Series 4105, Class PJ	3.500%	06/15/41	211,043	208,266
FHLMC, Pool #RB-5125	2.000%	09/01/41	10,955,844	9,393,449
FHLMC, Pool #SC-0384	2.000%	04/01/42	16,985,256	14,588,243
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.860%	04/01/42	6,755	6,824
FHLMC, Pool #ZS-9278	2.000%	05/01/42	27,661,354	23,696,072
FHLMC, Series 4087, Class PT	3.000%	07/15/42	283,296	267,704
FHLMC, Series 4180, Class ME	2.500%	10/15/42	612,136	583,765
FHLMC, Series 4161, Class QA	3.000%	02/15/43	68,552	64,863
FHLMC, Series 4471, GA	3.000%	02/15/44	8,096,722	7,658,507
FHLMC, Series 4517, Class PC	2.500%	05/15/44	426,473	407,632
FHLMC, Series 4689, Class DA	3.000%	07/15/44	331,477	325,193
FHLMC, Series 4831, Class BA	3.500%	10/15/44	52,448	52,180
FHLMC, Series 4567, Class LA	3.000%	08/15/45	88,171	83,350
FHLMC, Series 4582, Class PA	3.000%	11/15/45	1,310,212	1,225,335
FHLMC, Series 4709, Class EA	3.000%	01/15/46	621,042	597,297
FHLMC, Pool #SD-1069	3.500%	06/01/49	4,873,358	4,485,794
FHLMC, Series 4906, Class DE	2.500%	09/25/49	3,029,626	2,691,463
FHLMC, Pool #SD-0695	4.000%	12/01/49	421,040	399,802
FHLMC, Pool #SD-2170	3.000%	07/01/51	20,304,098	17,817,813
FHLMC, Pool #SD-7556	3.000%	08/01/52	39,083,584	34,254,447
FHLMC, Series 5301, Class ED	5.000%	04/01/53	9,517,938	9,488,541
				172,381,110
Federal National Mortgage Association — 16.1%
FNMA, Pool #AN9848	3.000%	01/01/30	40,261	39,359
FNMA, Pool #MA0384	5.000%	04/01/30	182,382	184,544
FNMA, Pool #AL6923	3.000%	05/01/30	2,459,220	2,405,236
FNMA, Pool #AS5794	3.000%	09/01/30	565,037	551,371
FNMA, Pool #AS6548, Series 2016	2.500%	01/01/31	1,241,137	1,197,413
FNMA, Pool #AL9309	3.500%	10/01/31	466,057	459,162
FNMA, Pool #MA1107	3.500%	07/01/32	197,918	194,115
FNMA, Pool #MA1237	3.000%	11/01/32	130,405	126,153
FNMA, Pool #725027	5.000%	11/01/33	94,600	96,155
FNMA, Pool #FM5394	3.000%	03/01/34	3,267,990	3,149,337
FNMA, Pool #FM3388	4.000%	03/01/34	131,019	130,317
FNMA, Pool #725704	6.000%	08/01/34	38,343	39,792
FNMA, Pool #FM5050	2.500%	02/01/35	639,300	619,733
FNMA, Pool #AL7077	4.000%	07/01/35	1,406,510	1,386,913
FNMA, Series 2005-64, Class PL	5.500%	07/25/35	13,840	14,247
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	58,440,000	43,043,425
FNMA, Pool #BM1971	3.500%	12/01/35	881,297	858,196
FNMA, Pool #888223	5.500%	01/01/36	134,236	138,863
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	127,846	125,645
FNMA, Pool #995112	5.500%	07/01/36	145,197	150,221
FNMA, Series 2014-20, Class AC	3.000%	08/25/36	15,893	15,783
FNMA, Pool #FM2293	4.000%	09/01/36	187,530	184,596
FNMA, Pool #MA2773	3.000%	10/01/36	3,389,650	3,206,622
FNMA, Pool #AL9623	4.000%	12/01/36	1,193,902	1,176,152

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6%	Coupon	Maturity	Par Value	Value
FNMA, Pool #889050	6.000%	05/01/37	$74,122	$77,434
FNMA, Pool #MA3186	4.000%	11/01/37	4,228,433	4,148,141
FNMA, Pool #MA3337	4.000%	04/01/38	1,559,835	1,527,229
FNMA, Pool #AA4392	4.000%	04/01/39	323,924	314,577
FNMA, Pool #FM9469	4.000%	08/01/39	5,028,426	4,883,782
FNMA, Pool #CB0114	2.500%	04/01/41	14,098,419	12,598,183
FNMA, Series 2011-53, Class DT	4.500%	06/25/41	72,744	72,419
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.405%	12/01/41	12,829	12,959
FNMA, Pool #FS9716	2.000%	08/01/42	39,085,818	33,526,366
FNMA, Pool #FS9718	2.000%	08/01/42	13,927,452	11,941,281
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	368,866	345,867
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	42,360	41,593
FNMA, Series 2015-72, Class GB	2.500%	12/25/42	902,121	874,049
FNMA, Series 2013-75, Class EG	3.000%	02/25/43	185,944	176,427
FNMA, Series 2014-28, Class PA	3.500%	02/25/43	124,668	122,963
FNMA, Series 2013-83, Class MH	4.000%	08/25/43	106,543	103,401
FNMA, Pool #AU7025	3.000%	11/01/43	8,573,482	7,783,124
FNMA, Series 2014-4, Class PC	3.000%	02/25/44	573,134	553,420
FNMA, Series 2016-79, Class L	2.500%	10/25/44	762,791	724,832
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	1,249,993	1,175,741
FNMA, Series 2016-64, Class PG	3.000%	05/25/45	1,496,017	1,409,695
FNMA, Series 2016-40, Class PA	3.000%	07/25/45	87,505	81,781
FNMA, Series 4768, Class GA	3.500%	09/15/45	1,416,148	1,392,400
FNMA, Series 2016-49, Class PA	3.000%	09/25/45	621,275	586,187
FNMA, Series 2016-99, Class PH	3.000%	01/25/46	1,125,880	1,066,787
FNMA, Series 2016-02, Class PB	2.000%	02/25/46	145,652	135,281
FNMA, Series 2018-67, Class BA	4.500%	03/25/46	845,341	845,078
FNMA, Series 2018-25, Class P	3.500%	03/25/46	1,790,885	1,740,290
FNMA, Pool #BE5067	3.500%	11/01/46	11,282,346	10,437,445
FNMA, Pool #BM5003	4.000%	03/01/47	984,889	937,020
FNMA, Pool #FM-4929	3.500%	03/01/48	4,018,041	3,698,498
FNMA, Series 2022-25, Class KA	4.000%	09/25/48	6,907,051	6,779,316
FNMA, Series 2019-60, Class DA	2.500%	03/25/49	1,413,678	1,248,693
FNMA, Pool #BM5003	3.500%	08/01/49	333,041	305,789
FNMA, Series 2018-67, Class BA	2.500%	08/25/49	101,959	90,260
FNMA, Pool #FS4218	4.000%	10/01/49	8,181,650	7,849,306
FNMA, Pool #CA4860	3.000%	12/01/49	24,066,464	21,219,117
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	5,957,178	4,527,030
FNMA, Pool #FM9631	3.000%	11/01/51	6,919,844	6,073,394
FNMA, Pool #FS3678	3.000%	12/01/51	11,260,554	9,916,664
FNMA, Pool #CB3051	3.000%	03/01/52	6,235,777	5,500,408
FNMA, Pool #FS4520	3.000%	04/01/52	30,833,963	27,124,028
FNMA, Pool #FS4608	3.000%	05/01/52	8,728,195	7,682,212
FNMA, Pool #FS7972	3.000%	05/01/52	11,073,163	9,737,417
FNMA, Pool #FS2724	3.000%	07/01/52	13,092,430	11,456,713
FNMA, Pool #FS8070	3.000%	07/01/52	10,385,184	9,102,046
				291,439,993
Government National Mortgage Association — 0.9%
GNMA, Pool #004847M	4.000%	11/01/25	2,895	2,884
GNMA, Pool #780400X	7.000%	12/01/25	27	27
GNMA, Pool #780420X	7.500%	08/01/26	53	53

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.6%	Coupon	Maturity	Par Value	Value
GNMA, Pool #002658M	6.500%	10/01/28	$2,712	$2,778
GNMA, Pool #002945M	7.500%	07/01/30	297	307
GNMA, Pool #004187M	5.500%	07/01/38	6,591	6,843
GNMA, Series 2021-175, Class DG	2.000%	10/20/51	20,079,246	16,876,930
				16,889,822

Total Collateralized Mortgage Obligations (Cost $494,416,981)				$480,710,925

MUNICIPAL BONDS — 0.9%
Cincinnati Children’s Hospital Medical Center, Series 2016Y	2.853%	11/15/26	$1,835,000	$1,791,221
Hamilton County Ohio Health Care FACS Revenue, Series 2019	3.374%	06/01/34	5,000,000	4,510,594
Sycamore Ohio Community SD Taxable School Improvement, Series 2010	5.850%	12/01/28	510,000	538,946
Texas Natural Gas Securitization Finance Corp. Revenue, Series 2023 A-1	5.102%	04/01/35	8,826,707	9,018,068
Total Municipal Bonds (Cost $16,189,172)				$15,858,829

U.S. GOVERNMENT & AGENCIES — 1.7%
Federal National Mortgage Association — 1.7%
FNMA	3.320%	04/01/28	$9,260,000	$9,034,965
FNMA	3.740%	07/01/28	8,938,000	8,809,106
FNMA	3.650%	01/01/29	5,000,000	4,923,496
FNMA	3.150%	06/01/29	8,000,000	7,712,120
Total U.S. Government & Agencies (Cost $31,354,609)				$30,479,687

U.S. TREASURY OBLIGATIONS — 23.7%
U.S. Treasury Bonds — 18.6%
U.S. Treasury Bonds	4.250%	05/15/39	$100,000,000	$97,312,500
U.S. Treasury Bonds	2.250%	05/15/41	116,000,000	84,226,875
U.S. Treasury Bonds	3.125%	08/15/44	100,000,000	78,828,125
U.S. Treasury Bonds	3.000%	11/15/44	85,000,000	65,436,719
U.S. Treasury Bonds	2.500%	05/15/46	15,000,000	10,357,031
				336,161,250
U.S. Treasury Notes — 5.1%
U.S. Treasury Notes	1.375%	11/15/31	8,350,000	7,145,773
U.S. Treasury Notes	4.125%	11/15/32	5,000,000	5,034,375
U.S. Treasury Notes	4.000%	02/15/34	70,000,000	69,289,063
U.S. Treasury Notes	3.875%	08/15/34	11,500,000	11,232,266
				92,701,477

Total U.S. Treasury Obligations (Cost $442,574,535)				$428,862,727

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

PREFERRED STOCKS — 0.5%	Shares	Value
Financials — 0.5%
Allstate Corp. (The) 5.10% 01/15/53 (Cost $8,697,107)	354,596	$9,152,123

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class Z, 4.21% (b) (Cost $1,936,156)	1,936,156	$1,936,156

Investments at Value — 99.2% (Cost $1,839,769,839)		$1,793,554,999

Other Assets in Excess of Liabilities — 0.8%		13,554,736

Net Assets — 100.0%		$1,807,109,735

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

CORPORATE BONDS — 51.2%	Coupon	Maturity	Par Value	Value
Finance — 22.6%
Allstate Corp. (The)	5.250%	03/30/33	$1,000,000	$1,024,904
American Express Co.	5.043%	07/26/28	1,250,000	1,267,607
American Express Co.	5.532%	04/25/30	4,010,000	4,168,590
AON Corp.	3.750%	05/02/29	615,000	601,890
Bank of America Corp.	5.202%	04/25/29	5,370,000	5,487,906
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	2,153,000	2,285,130
Bank of New York Mellon Corp. (The)	5.060%	07/22/32	2,500,000	2,555,630
Essex Portfolio, L.P.	4.000%	03/01/29	1,716,000	1,689,826
Essex Portfolio, L.P.	3.000%	01/15/30	3,120,000	2,917,511
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	4,279,000	4,505,779
Huntington Bancshares, Inc.	6.208%	08/21/29	3,300,000	3,461,852
Morgan Stanley, Series I (SOFR + 166.9) (a)	4.679%	07/17/26	1,674,000	1,673,856
Morgan Stanley	3.591%	07/22/28	3,600,000	3,536,656
PNC Financial Services Group, Inc. (The) (SOFR + 173) (a)	6.615%	10/20/27	3,000,000	3,084,779
Prologis, Inc.	5.125%	01/15/34	3,100,000	3,139,058
Truist Financial Corp.	2.250%	03/11/30	6,260,000	5,633,759
U.S. Bancorp, Series CC	5.678%	01/23/35	5,085,000	5,280,868
Wells Fargo & Co., Series Q	3.196%	06/17/27	5,185,000	5,122,501
				57,438,102
Industrials — 17.5%
Becton Dickinson & Co.	3.700%	06/06/27	4,000,000	3,954,323
Cisco Systems, Inc.	4.850%	02/26/29	3,830,000	3,923,911
CVS Health Corp.	4.300%	03/25/28	3,200,000	3,186,480
CVS Health Corp.	5.400%	06/01/29	1,300,000	1,337,229
Dover Corp.	3.150%	11/15/25	2,650,000	2,633,771
Dover Corp.	2.950%	11/04/29	1,995,000	1,880,306
Home Depot, Inc. (The)	2.950%	06/15/29	4,000,000	3,827,298
Honeywell International, Inc.	4.875%	09/01/29	5,200,000	5,319,653
Johnson Controls International plc	3.900%	02/14/26	2,282,000	2,269,523
Lowe’s Cos. Inc.	3.100%	05/03/27	500,000	490,182
Norfolk Southern Corp.	2.900%	06/15/26	2,190,000	2,159,928
Parker-Hannifin Corp.	4.250%	09/15/27	4,000,000	4,012,606
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	2,830,000	2,871,363
Target Corp.	2.350%	02/15/30	2,500,000	2,306,505
Xylem, Inc.	3.250%	11/01/26	4,000,000	3,940,933
Xylem, Inc.	2.250%	01/30/31	500,000	443,416
				44,557,427
Utilities — 11.1%
Duke Energy Corp.	2.650%	09/01/26	4,750,000	4,661,080
Eversource Energy, Series AA	4.750%	05/15/26	3,028,000	3,032,576
Eversource Energy, Series BB	5.125%	05/15/33	1,200,000	1,199,962
Florida Power & Light Co.	5.100%	04/01/33	5,380,000	5,502,973
Georgia Power Co., Series 2023 A	4.650%	05/16/28	4,000,000	4,056,220
Interstate Power & Light Co.	3.400%	08/15/25	1,035,000	1,032,777
Interstate Power & Light Co.	4.100%	09/26/28	2,367,000	2,347,665
Interstate Power & Light Co.	2.300%	06/01/30	1,747,000	1,573,998
National Rural Utilities Cooperative Finance Corp. (The)	1.650%	06/15/31	1,000,000	850,414
Virginia Electric & Power Co., Series B	2.950%	11/15/26	2,250,000	2,211,646
Xcel Energy, Inc.	4.000%	06/15/28	500,000	496,109

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

CORPORATE BONDS — 51.2%	Coupon	Maturity	Par Value	Value
Xcel Energy, Inc.	3.400%	06/01/30	$1,290,000	$1,224,162
				28,189,582

Total Corporate Bonds (Cost $128,863,807)				$130,185,111

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.8%
Federal Home Loan Mortgage Corporation — 4.0%
FHLMC, Pool #J1-2635	4.000%	07/01/25	$466	$466
FHLMC, Pool #G1-8642	3.500%	04/01/32	326,193	320,426
FHLMC, Series 4151, Class PA	2.000%	01/15/33	548,324	520,942
FHLMC, Pool #SB-0297	3.000%	03/01/35	1,429,981	1,370,098
FHLMC, Pool #G0-8068	5.500%	07/01/35	55,559	57,543
FHLMC, Pool #SC-0047	3.000%	01/01/40	2,447,951	2,295,420
FHLMC, Series 3946, Class LN	3.500%	04/15/41	119,239	117,495
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.860%	04/01/42	1,288	1,301
FHLMC, Series 5189, Class PG	2.500%	09/25/51	2,266,660	2,065,678
FHLMC, Series 5301, Class ED	5.000%	04/01/53	3,478,316	3,467,573
				10,216,942
Federal National Mortgage Association — 4.9%
FNMA, Pool #MA0384	5.000%	04/01/30	38,497	38,954
FNMA, Pool #MA1237	3.000%	11/01/32	558,434	540,226
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	118,714	116,671
FNMA, Pool #FS0140	4.000%	11/01/37	2,585,936	2,540,942
FNMA, Pool #AA4392	4.000%	04/01/39	64,463	62,602
FNMA, Series 2011-52, Class PC	3.000%	03/25/41	121,876	120,033
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.405%	12/01/41	12,829	12,959
FNMA, Pool #FS9716	2.000%	08/01/42	4,299,856	3,688,257
FNMA, Pool #FS9718	2.000%	08/01/42	5,031,013	4,313,548
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	294,598	276,230
FNMA, Series 2015-37, Class BA	3.000%	08/25/44	448,414	426,621
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	6.273%	12/01/44	81,029	82,463
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	353,772	332,757
				12,552,263
Government National Mortgage Association — 0.9%
GNMA, Pool #MA7852M	2.000%	02/20/37	2,351,565	2,178,091

Total Collateralized Mortgage Obligations (Cost $25,652,585)				$24,947,296

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

MUNICIPAL BONDS — 1.3%	Coupon	Maturity	Par Value	Value
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	$2,000,000	$1,997,268
Pennsylvania Economic Development Financing Authority Revenue, Series 2025	4.793%	06/01/30	1,175,000	1,197,218
Total Municipal Bonds (Cost $3,190,843)				$3,194,486

U.S. GOVERNMENT & AGENCIES — 3.2%
Federal Home Loan Bank — 3.2%
FHLB (Cost $8,311,213)	4.750%	12/10/32	$8,000,000	$8,262,492

U.S. TREASURY OBLIGATIONS — 32.7%
U.S. Treasury Notes — 32.7%
U.S. Treasury Notes	3.750%	04/30/27	$250,000	$249,981
U.S. Treasury Notes	4.625%	04/30/29	3,245,000	3,346,913
U.S. Treasury Notes	3.500%	01/31/30	13,550,000	13,393,328
U.S. Treasury Notes	1.500%	02/15/30	11,050,000	10,000,250
U.S. Treasury Notes	4.000%	02/28/30	9,500,000	9,594,258
U.S. Treasury Notes	0.875%	11/15/30	13,800,000	11,838,891
U.S. Treasury Notes	2.875%	05/15/32	13,050,000	12,177,281
U.S. Treasury Notes	2.750%	08/15/32	12,770,000	11,780,325
U.S. Treasury Notes	4.000%	02/15/34	11,000,000	10,888,281
Total U.S. Treasury Obligations (Cost $81,975,507)				$83,269,508

PREFERRED STOCKS — 0.6%	Shares	Value
Financials — 0.6%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $1,446,031)	59,890	$1,545,761

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class Z, 4.21% (b) (Cost $232,897)	232,897	$232,897

Investments at Value — 98.9% (Cost $249,672,883)		$251,637,551

Other Assets in Excess of Liabilities — 1.1%		2,816,954

Net Assets — 100.0%		$254,454,505

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

CORPORATE BONDS — 66.3%	Coupon	Maturity	Par Value	Value
Finance — 30.9%
Allstate Corp. (The)	0.750%	12/15/25	$3,915,000	$3,846,624
American Express Co.	1.650%	11/04/26	2,900,000	2,804,893
American Express Co.	2.550%	03/04/27	1,000,000	973,934
AON plc	3.875%	12/15/25	3,700,000	3,686,560
Bank of America Corp.	5.202%	04/25/29	3,100,000	3,168,065
Enterprise Products Operating, LLC	5.050%	01/10/26	1,100,000	1,102,872
Essex Portfolio, L.P.	3.375%	04/15/26	3,773,000	3,734,862
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,265,000	3,438,039
Huntington Bancshares, Inc.	6.208%	08/21/29	3,525,000	3,697,887
JPMorgan Chase & Co.	3.540%	05/01/28	3,810,000	3,754,263
KeyCorp, Series O	4.150%	10/29/25	4,200,000	4,190,412
Morgan Stanley	3.591%	07/22/28	4,070,000	3,998,386
MPLX, L.P.	1.750%	03/01/26	3,820,000	3,745,100
National Retail Properties, Inc.	4.000%	11/15/25	2,965,000	2,956,193
NNN REIT, Inc.	3.600%	12/15/26	760,000	751,242
PNC Financial Services Group, Inc. (The)	4.200%	11/01/25	1,385,000	1,383,806
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	2,640,000	2,619,686
Truist Financial Corp.	2.250%	03/11/30	2,275,000	2,047,412
U.S. Bancorp, Series MTN	3.100%	04/27/26	3,540,000	3,504,131
Wells Fargo & Co., Series N	3.550%	09/29/25	600,000	598,155
Wells Fargo & Co., Series M	4.100%	06/03/26	3,215,000	3,201,408
				59,203,930
Industrials — 21.9%
Becton Dickinson & Co.	3.700%	06/06/27	3,137,000	3,101,178
Cisco Systems, Inc.	4.800%	02/26/27	3,525,000	3,568,432
Dover Corp.	3.150%	11/15/25	3,048,000	3,029,333
Enterprise Products Operating, LLC	4.150%	10/16/28	2,630,000	2,629,942
Johnson Controls International plc	3.900%	02/14/26	3,725,000	3,704,634
Norfolk Southern Corp.	3.650%	08/01/25	2,755,000	2,752,000
Parker-Hannifin Corp.	3.250%	03/01/27	3,235,000	3,188,976
Parker-Hannifin Corp.	4.250%	09/15/27	640,000	642,017
Roper Technologies, Inc.	1.000%	09/15/25	3,845,000	3,814,701
Starbucks Corp.	4.850%	02/08/27	3,675,000	3,708,385
Target Corp.	3.375%	04/15/29	1,570,000	1,527,514
T-Mobile USA, Inc.	2.250%	02/15/26	2,000,000	1,969,629
T-Mobile USA, Inc.	3.750%	04/15/27	1,000,000	989,914
Verizon Communications, Inc.	2.100%	03/22/28	3,810,000	3,609,998
Xylem, Inc.	3.250%	11/01/26	2,406,000	2,370,471
Xylem, Inc.	1.950%	01/30/28	1,542,000	1,457,592
				42,064,716
Utilities — 13.5%
Duke Energy Corp.	0.900%	09/15/25	3,877,000	3,845,772
Emerson Electric Co.	2.000%	12/21/28	4,175,000	3,892,210
Eversource Energy, Series U	1.400%	08/15/26	1,985,000	1,918,544
Eversource Energy, Series DD	5.000%	01/01/27	1,785,000	1,801,078
Florida Power & Light Co.	4.400%	05/15/28	3,690,000	3,719,245
Interstate Power & Light Co.	3.400%	08/15/25	4,472,000	4,462,394
National Rural Utilities Cooperative Finance Corp. (The)	3.250%	11/01/25	2,000,000	1,989,950

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

CORPORATE BONDS — 66.3%	Coupon	Maturity	Par Value	Value
Virginia Electric & Power Co., Series B	2.950%	11/15/26	$2,805,000	$2,757,186
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,000,000	989,401
Xcel Energy, Inc.	4.000%	06/15/28	500,000	496,109
				25,871,889

Total Corporate Bonds (Cost $126,258,270)				$127,140,535

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.1%
Federal Home Loan Mortgage Corporation — 4.4%
FHLMC, Pool #SB-0037	2.500%	12/01/27	$149,999	$147,499
FHLMC, Pool #G1-5973	3.000%	07/01/31	470,533	459,722
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	1,909,021	1,837,797
FHLMC, Pool #G1-8642	3.500%	04/01/32	612,047	601,226
FHLMC, Pool #ZT-1964	3.500%	06/01/32	529,880	521,511
FHLMC, Pool #G1-6330	3.500%	08/01/32	470,491	463,495
FHLMC, Series 4980, Class DB	1.250%	10/25/34	1,647,956	1,505,397
FHLMC, Pool #ZS-9286	4.500%	04/01/35	549,416	550,761
FHLMC, Series 4125, Class KP	2.500%	05/15/41	289,642	278,690
FHLMC, Series 4009, Class PA	2.000%	06/15/41	40,653	39,289
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.860%	04/01/42	1,203	1,215
FHLMC, Series 5301, Class ED	5.000%	04/01/53	1,976,316	1,970,212
				8,376,814
Federal National Mortgage Association — 8.7%
FNMA, Series 2013-1, Class LA	1.250%	02/25/28	258,688	250,514
FNMA, Pool #AL9230	3.500%	12/01/29	197,742	195,294
FNMA, Pool #MA0384	5.000%	04/01/30	96,244	97,385
FNMA, Pool #FM1926	3.000%	09/01/32	476,756	465,525
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	360,064	338,359
FNMA, Pool #FM2287	4.500%	03/01/34	547,686	550,442
FNMA, Series 2020 B	4.500%	07/01/34	691,588	694,903
FNMA, Pool #FM2989	3.000%	09/01/34	517,063	503,296
FNMA, Pool #AL7077	4.000%	07/01/35	351,803	346,901
FNMA, Pool #FM4481	1.500%	10/01/35	4,040,830	3,626,461
FNMA, Pool #CA7891	1.500%	11/01/35	863,717	777,231
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,065,734	990,313
FNMA, Pool #MA4330	2.500%	05/01/36	2,127,707	1,993,314
FNMA, Pool #FS6096	2.000%	03/01/37	2,853,940	2,628,417
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	28,240	27,729
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	6.273%	12/01/44	78,888	80,284
FNMA, Pool #AL8183 (RFUCCT1Y + 160) (a)	6.941%	02/01/46	51,899	52,900
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	4,096,866	3,113,326
				16,732,594

Total Collateralized Mortgage Obligations (Cost $26,735,779)				$25,109,408

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

MUNICIPAL BONDS — 3.2%	Coupon	Maturity	Par Value	Value
Allegheny County Pennsylvania, Series C-79	0.973%	11/01/25	$1,835,000	$1,814,644
Commonwealth Financing Authority Pennsylvania Revenue, Series 2006-C	5.197%	06/01/26	365,000	367,239
Pennsylvania State University, Series D	1.645%	09/01/25	2,000,000	1,991,062
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	1,460,000	1,468,570
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	540,000	542,422
Total Municipal Bonds (Cost $6,202,998)				$6,183,937

U.S. GOVERNMENT & AGENCIES — 2.3%
Federal National Mortgage Association — 1.3%
FNMA	5.200%	05/25/27	$2,500,000	$2,501,207

Federal Home Loan Mortgage Corporation — 1.0%
FHLMC	3.810%	07/01/29	2,000,000	1,973,646

Total U.S. Government & Agencies (Cost $4,450,513)				$4,474,853

U.S. TREASURY OBLIGATIONS — 14.2%
U.S. Treasury Notes — 14.2%
U.S. Treasury Notes (a)	4.400%	04/30/27	$400,000	$399,983
U.S. Treasury Notes	2.750%	02/15/28	5,250,000	5,124,902
U.S. Treasury Notes	2.875%	05/15/28	6,320,000	6,178,788
U.S. Treasury Notes	3.125%	11/15/28	2,110,000	2,070,602
U.S. Treasury Notes	2.625%	02/15/29	5,800,000	5,585,219
U.S. Treasury Notes	2.375%	05/15/29	8,300,000	7,896,024
Total U.S. Treasury Obligations (Cost $26,834,081)				$27,255,518

MONEY MARKET FUNDS — 0.1%			Shares	Value
First American Government Obligations Fund - Class Z, 4.21% (b) (Cost $115,651)			115,651	$115,651

Investments at Value — 99.2% (Cost $190,597,292)				$190,279,902

Other Assets in Excess of Liabilities — 0.8%				1,584,240

Net Assets — 100.0%				$191,864,142

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

CORPORATE BONDS — 61.9%	Coupon	Maturity	Par Value	Value
Finance — 25.6%
Allstate Corp. (The)	5.250%	03/30/33	$300,000	$307,471
American Express Co.	5.532%	04/25/30	675,000	701,695
Bank of America Corp.	5.202%	04/25/29	685,000	700,040
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	735,000	714,945
Essex Portfolio, L.P.	3.000%	01/15/30	775,000	724,702
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	660,000	694,979
Huntington Bancshares, Inc.	4.443%	08/04/28	335,000	334,855
Huntington Bancshares, Inc.	2.550%	02/04/30	400,000	366,094
Iron Mountain, Inc., 144A	4.875%	09/15/27	240,000	238,526
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	775,000	773,540
Keycorp	6.401%	03/06/35	665,000	709,365
Morgan Stanley	3.591%	07/22/28	945,000	928,372
MSCI, Inc., 144A	4.000%	11/15/29	485,000	469,040
National Retail Properties, Inc.	4.300%	10/15/28	710,000	708,120
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	675,000	656,951
Prologis, Inc.	5.125%	01/15/34	730,000	739,197
SBA Communications Corp.	3.875%	02/15/27	245,000	241,043
Truist Financial Corp.	2.250%	03/11/30	1,070,000	962,959
U.S. Bancorp, Series BB	4.967%	07/22/33	965,000	952,974
Wells Fargo & Co., Series O	4.300%	07/22/27	635,000	635,051
				12,559,919
Industrials — 27.8%
Allison Transmission, Inc., 144A	4.750%	10/01/27	245,000	242,703
Ball Corp.	6.875%	03/15/28	445,000	454,635
Becton Dickinson & Co.	3.700%	06/06/27	220,000	217,488
Becton Dickinson & Co.	2.823%	05/20/30	330,000	305,380
Bellring Brands, Inc., 144A	7.000%	03/15/30	475,000	495,633
CVS Health Corp.	4.300%	03/25/28	615,000	612,402
Dover Corp.	2.950%	11/04/29	545,000	513,668
Duke Energy Corp.	2.450%	06/01/30	785,000	712,535
ESAB Corp., 144A	6.250%	04/15/29	225,000	230,450
HCA Healthcare, Inc.	5.600%	04/01/34	470,000	481,367
Hologic, Inc., 144A	3.250%	02/15/29	390,000	371,852
Home Depot, Inc. (The)	4.750%	06/25/29	500,000	510,486
Honeywell International, Inc.	5.000%	03/01/35	810,000	814,825
Johnson Controls International plc	3.900%	02/14/26	100,000	99,453
Kroger Co.	1.700%	01/15/31	855,000	737,622
Mattel, Inc., 144A	3.750%	04/01/29	255,000	244,370
Parker-Hannifin Corp.	3.250%	03/01/27	385,000	379,523
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	960,000	974,031
Rolls Royce Holdings plc, 144A	5.750%	10/15/27	400,000	410,801
Roper Technologies, Inc.	1.750%	02/15/31	860,000	738,288
Sealed Air Corp., 144A	6.500%	07/15/32	235,000	243,596
SS&C Technologies, Inc., 144A	5.500%	09/30/27	245,000	245,089
Target Corp.	5.000%	04/15/35	750,000	749,453
T-Mobile U.S., Inc.	2.625%	02/15/29	755,000	708,976
TransDigm, Inc., 144A	6.375%	03/01/29	235,000	241,652
Twilio, Inc.	3.625%	03/15/29	255,000	242,722
United Rentals North America, Inc.	4.875%	01/15/28	475,000	473,276
Verizon Communications, Inc.	2.100%	03/22/28	500,000	473,753

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

CORPORATE BONDS — 61.9%	Coupon	Maturity	Par Value	Value
Walmart, Inc.	4.900%	04/28/35	$485,000	$491,372
Yum Brands, Inc., 144A	4.750%	01/15/30	230,000	227,863
				13,645,264
Utilities — 8.5%
Berkshire Hathaway, Inc.	3.250%	04/15/28	220,000	215,209
Eversource Energy, Series BB	5.125%	05/15/33	715,000	714,978
Florida Power & Light Co.	5.100%	04/01/33	925,000	946,143
Georgia Power Co., Series 2019B	2.650%	09/15/29	230,000	215,727
Interstate Power & Light Co.	4.100%	09/26/28	705,000	699,241
MPLX, L.P.	5.500%	06/01/34	470,000	472,263
Virginia Electric & Power Co., Series A	3.500%	03/15/27	215,000	212,721
Xcel Energy, Inc.	3.400%	06/01/30	750,000	711,722
				4,188,004

Total Corporate Bonds (Cost $29,980,867)				$30,393,187

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.0%
Federal Home Loan Mortgage Corporation — 9.2%
FHLMC, Pool #ZS-9278	4.000%	05/01/37	$260,102	$255,860
FHLMC, Pool #ZS-9278	2.000%	05/01/42	1,330,594	1,139,852
FHLMC, Series 4709, Class EA	3.000%	01/15/46	534,404	513,972
FHLMC, Series 5220, Class KC	3.500%	01/25/46	267,373	258,465
FHLMC, Pool #SD-0695	4.000%	12/01/49	973,833	924,713
FHLMC, Pool #QC-6512	2.500%	09/01/51	691,130	583,315
FHLMC, Series 5189, Class PG	2.500%	09/25/51	250,442	228,236
FHLMC, Pool #SD-0767	3.000%	11/01/51	391,722	344,594
FHLMC, Series 5301, Class ED	5.000%	04/01/53	276,684	275,830
				4,524,837
Federal National Mortgage Association — 16.8%
FNMA, Pool #MA1222	4.000%	10/01/32	241,628	239,915
FNMA, Pool #AL5491	4.000%	06/01/34	224,997	222,092
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	1,000,000	736,540
FNMA, Pool #MA3071	4.000%	07/01/37	294,491	289,060
FNMA, Pool #FM9469	4.000%	08/01/39	181,714	176,487
FNMA, Pool #FS9716	2.000%	08/01/42	1,252,339	1,074,210
FNMA, Pool #AU7025	3.000%	11/01/43	309,095	280,601
FNMA, Pool #MA2895	3.000%	02/01/47	375,050	333,274
FNMA, Pool #CA2479	4.500%	10/01/48	834,955	815,314
FNMA, Pool #FS4218	4.000%	10/01/49	828,331	794,683
FNMA, Pool #FS8716	3.500%	08/01/50	1,311,101	1,206,833
FNMA, Pool #CB0734	3.000%	06/01/51	525,009	461,439
FNMA, Pool #FA0053	4.000%	08/01/51	1,034,016	976,768
FNMA, Pool #FS4520	3.000%	04/01/52	383,415	337,282
FNMA, Pool #FS4608	3.000%	05/01/52	329,526	290,035
				8,234,533
Government National Mortgage Association — 1.0%
GNMA, Pool #MA7852M	2.000%	02/20/37	545,899	505,628

Total Collateralized Mortgage Obligations (Cost $13,307,734)				$13,264,998

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

U.S. GOVERNMENT & AGENCIES — 1.0%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 1.0%
FNMA (Cost $489,192)	3.500%	10/25/36	$518,000	$489,822

U.S. TREASURY OBLIGATIONS — 8.8%
U.S. Treasury Bonds — 8.0%
U.S. Treasury Bonds	4.250%	05/15/39	190,000	184,894
U.S. Treasury Bonds	2.250%	05/15/41	1,355,000	983,857
U.S. Treasury Bonds	2.375%	02/15/42	1,310,000	952,616
U.S. Treasury Bonds	2.500%	02/15/45	1,200,000	844,875
U.S. Treasury Bonds	2.750%	08/15/47	300,000	213,844
U.S. Treasury Bonds	2.000%	02/15/50	260,000	152,669
U.S. Treasury Bonds	2.000%	08/15/51	1,025,000	590,976
				3,923,731
U.S. Treasury Notes — 0.8%
U.S. Treasury Notes (b)	1.625%	05/15/26	250,000	244,804
U.S. Treasury Notes	4.625%	02/15/35	150,000	154,805
				399,609

Total U.S. Treasury Obligations (Cost $4,847,353)				$4,323,340

PREFERRED STOCKS — 0.3%			Shares	Value
Financials — 0.3%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $170,386)			6,500	$167,765

MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class Z, 4.21% (c) (Cost $168,357)			168,357	$168,357

Investments at Value — 99.4% (Cost $48,963,889)				$48,807,469

Other Assets in Excess of Liabilities — 0.6%				313,798

Net Assets — 100.0%				$49,121,267

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	All or a portion of the security is segregated as collateral on futures contracts. Total fair value of collateral as of June 30, 2025 is $146,893.

(c)	The rate shown is the 7-day effective yield as of June 30, 2025.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $3,661,575 as of June 30, 2025, representing 7.5% of net assets.

plc - Public Limited Company

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	SCHEDULE OF FUTURES CONTRACTS AS OF JUNE 30, 2025 – UNAUDITED

			Notional		Value/
		Expiration	Value	Notional	Unrealized
FUTURES CONTRACTS	Contracts	Date	at Purchase	Value	Appreciation
Treasury Futures
U.S. Treasury Long Bond Future	17	9/19/2025	$1,904,701	$1,962,969	$58,268
Ultra 10-Year U.S. Treasury Note Future	10	9/19/2025	1,120,413	1,142,656	22,243
Ultra U.S. Treasury Bond Future	7	9/19/2025	808,039	833,875	25,836
Total Futures Contracts			$3,833,153	$3,939,500	$106,347

The average monthly notional value of futures contracts during the six months ended June 30, 2025 was $3,843,547.

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

MUNICIPAL BONDS — 98.7%	Coupon	Maturity	Par Value	Value
Anticipation Notes - City — 0.9%
Fairfield Ohio Bond Anticipation Notes Various Purpose	4.000%	04/14/26	$688,000	$693,033
Lakewood Ohio Anticipation Notes Various Purpose Improvement	4.000%	04/09/26	500,000	505,061
Parma Ohio Anticipation Notes Capital Improvement, Series 2021 A	5.250%	07/31/25	400,000	400,774
				1,598,868
General Obligation - City — 8.1%
Akron Ohio Various Purpose, Series 2024	4.250%	12/01/44	1,000,000	932,701
Cincinnati Ohio GO Unlimited, Series 2017-A	4.000%	12/01/32	1,000,000	1,017,231
Cincinnati Ohio Various Purpose Improvement, Series B	4.000%	12/01/44	920,000	835,375
Dayton Ohio Refunding and Improvement, Series 2024	5.000%	12/01/41	1,005,000	1,051,053
Grandview Heights Ohio Municipal Facilities Construction and Improvement, Series 2023	4.000%	12/01/46	3,000,000	2,702,954
Jefferson Township Ohio Fire Facilities	5.000%	12/01/25	505,000	509,270
Jefferson Township Ohio Fire Facilities	5.000%	12/01/38	520,000	561,037
Jefferson Township Ohio Fire Facilities	4.500%	12/01/44	420,000	414,903
Kirtland Ohio Various Purpose Notes	5.000%	04/15/26	1,500,000	1,526,808
Lakewood Ohio GO Limited, Series A	5.000%	12/01/36	500,000	511,300
Reynoldsburg Ohio Capital Facilities, Series 2024	4.250%	12/01/49	1,450,000	1,306,601
Reynoldsburg Ohio Capital Facilities, Series 2024	4.250%	12/01/50	1,510,000	1,349,209
Seven Hills Ohio Bond Anticipation Notes Various Purpose, Series 2025	4.125%	04/02/26	465,000	468,811
White Settlement Texas Refunding, Series 2025	5.000%	02/15/34	1,000,000	1,118,181
				14,305,434
General Obligation - County — 0.6%
Lucas County Ohio GO Limited, Series 2017	4.000%	10/01/28	1,000,000	1,002,579

General Obligation - State — 0.3%
Ohio State Common Schools, Series 2025-A	5.000%	06/15/42	500,000	534,443

Higher Education — 22.8%
Bowling Green State University Ohio Revenue, Series 2020-A	4.000%	06/01/45	2,830,000	2,533,983
Cuyahoga County Ohio Community College GO Unlimited, Series 2018	4.000%	12/01/33	1,275,000	1,285,000
Illinois Finance Authority Revenue Refunding Illinois Wesleyan University, Series 2016	5.000%	09/01/26	580,000	590,907
Indiana Financial Authorities Educational Facilities Revenue, Series 2024	5.000%	02/01/28	500,000	524,410
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	4.000%	02/01/29	940,000	968,659
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	5.000%	02/01/32	1,065,000	1,164,028
Kent State University Ohio Revenue, Series 2020-A	5.000%	05/01/45	950,000	964,777
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/45	3,110,000	2,786,371
Ohio Higher Education Facilities Revenue - Case Western Reserve University, Series 2021-A	4.000%	12/01/44	1,250,000	1,133,190
Ohio Higher Education Facilities Revenue - Denison University, Series 2017-A	5.000%	11/01/42	1,700,000	1,705,168
Ohio Higher Education Facilities Revenue - Denison University, Series 2021-A	5.000%	11/01/53	5,000,000	5,030,923
Ohio Higher Education Facilities Revenue - John Carroll	5.000%	10/01/29	565,000	593,268
Ohio Higher Education Facilities Revenue - John Carroll	5.000%	10/01/30	935,000	987,611
Ohio Higher Education Facilities Revenue - Kenyon College	4.000%	07/01/40	700,000	651,563
Ohio Higher Education Facilities Revenue - Oberlin College, Series A	5.250%	10/01/53	1,000,000	1,031,528
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	4.000%	12/01/33	620,000	624,482

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

MUNICIPAL BONDS — 98.7%	Coupon	Maturity	Par Value	Value
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	02/01/35	$1,350,000	$1,433,573
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/36	1,050,000	1,046,970
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	12/01/36	2,010,000	2,074,199
Ohio Higher Education Facilities Revenue - Xavier University	5.000%	05/01/29	600,000	637,802
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/29	540,000	574,021
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/30	570,000	612,277
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/32	630,000	671,544
Ohio Higher Education Facilities Revenue - Xavier University	5.000%	05/01/32	605,000	658,016
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/36	1,000,000	979,587
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	4.000%	05/01/38	600,000	563,824
Ohio State University General Receipts, Series 2023-C	5.250%	12/01/46	535,000	562,757
Ohio State University General Receipts, Series 2021-A	4.000%	12/01/48	2,270,000	2,005,456
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/28	410,000	410,508
University of Akron Ohio General Receipts Revenue, Series 2014-A	5.000%	01/01/29	650,000	650,751
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/29	435,000	441,829
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/30	720,000	720,752
University of Akron Ohio General Receipts Revenue, Series 2021-A	5.000%	01/01/31	390,000	426,029
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/33	1,000,000	1,012,842
University of Akron Ohio General Receipts Revenue, Series 2018-A	5.000%	01/01/34	400,000	417,024
University of Cincinnati General Receipts Revenue, Series 2024-A	5.250%	06/01/54	1,000,000	1,032,577
University of North Dakota Certificate of Participation, Series 2021-A	4.000%	06/01/37	555,000	542,370
				40,050,576
Hospital/Health Bonds — 11.4%
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/36	800,000	776,304
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/40	1,340,000	1,230,719
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2019-A	5.000%	11/01/48	1,500,000	1,537,482
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s, Series 2019-CC	5.000%	11/15/41	2,410,000	2,570,994
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s Hospital, Series 2019-CC	5.000%	11/15/49	1,300,000	1,323,127
Montgomery County Ohio Hospital Revenue Dayton Childrens, Series 2021	4.000%	08/01/39	1,200,000	1,130,801
Montgomery County Ohio Hospital Revenue Dayton Childrens, Series 2021	4.000%	08/01/46	2,000,000	1,738,940
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2017-A	4.000%	01/01/36	3,100,000	3,093,435
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2019-B	4.000%	01/01/42	1,320,000	1,208,785
Ohio State Hospital Revenue University Hospital Health System Incorporate, Series 2020-A	5.000%	01/15/50	750,000	740,821
Pennsylvania Economic Development Financing Authority UPMC Revenue, Series 2025-A	5.000%	03/15/60	3,610,000	3,903,381

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

MUNICIPAL BONDS — 98.7%	Coupon	Maturity	Par Value	Value
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue Bond Secours Mercy Health Incorporate, Series 2025-B-2	5.000%	11/01/49	$700,000	$760,824
				20,015,613
Housing — 8.7%
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/39	2,000,000	1,903,110
Columbus Franklin County Ohio Finance Authority Multifamily Housing, Series A	4.460%	11/01/44	2,000,000	1,902,099
FHLMC, Series M-053	2.550%	06/15/35	3,730,000	3,204,767
FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement), Series A-US	3.400%	01/25/36	1,802,828	1,696,094
Kentucky Certificates of Participation, Series 2018-A	4.000%	04/15/28	695,000	716,800
Kentucky Certificates of Participation, Series A	4.000%	04/15/31	500,000	509,575
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	05/01/34	1,890,000	2,062,359
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2019-C	3.875%	05/01/50	790,000	792,083
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-C	3.500%	11/01/50	1,470,000	1,462,034
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-A	3.500%	11/01/50	455,000	452,685
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2017-A	3.700%	03/01/32	520,000	513,236
				15,214,842
Multi-Family Housing — 2.1%
Denver Colorado City and County Multi Family Housing Revenue, Series B	5.000%	10/01/28	1,000,000	1,029,577
Durham North Carolina Housing Authority Multi Family Housing Revenue, Series 2025	3.625%	04/01/29	1,120,000	1,126,699
Greene County Ohio Port Authority Multi Family Housing Revenue, Series 2025	4.660%	12/01/40	610,000	608,382
Ohio Housing Finance Agency Multi Family Revenue, Series 2025	3.700%	11/01/47	1,000,000	1,004,712
				3,769,370
Other Revenue — 11.2%
Akron Ohio Income Tax Revenue, Series 2019	4.000%	12/01/31	870,000	885,412
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/42	500,000	519,743
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/43	710,000	734,770
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/44	740,000	762,271
Baytown Texas Certificates Obligation, Series 2022	4.250%	02/01/40	1,045,000	1,028,963
Concord Industry Community Schools Building Corp., Series 2024	5.000%	07/15/41	1,000,000	1,045,251
Energy Southeast Alabama Cooperative District Energy Supply Revenue, Series B	5.250%	07/01/54	740,000	789,769
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, Series 2015	5.000%	06/01/30	655,000	655,724
Mobile Alabama Industrial Development Board Pollution Control Revenue, Series 2008-B	3.300%	07/15/34	2,000,000	2,002,119
Monroe County Georgia Development Authority Pollution Control Revenue, Series 2009	1.000%	07/01/49	1,000,000	970,243
Ohio Turnpike Revenue, Series 2021-A	5.000%	02/15/46	1,990,000	2,026,414

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

MUNICIPAL BONDS — 98.7%	Coupon	Maturity	Par Value	Value
Port Greater Cincinnati Development Authority Ohio Tax Increment Revenue, Series 2024	5.000%	12/01/44	$1,000,000	$958,814
Riversouth Ohio Authority Revenue, Series 2016	4.000%	12/01/31	700,000	702,427
Rockport Industry Pollution Control Revenue Refunding Industry Michigan Power Company, Series 2025-A	3.700%	06/01/47	1,850,000	1,869,674
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/36	400,000	393,855
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/37	575,000	558,969
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/38	400,000	382,618
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/39	400,000	375,979
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/28	435,000	436,131
Wise County Virginia Industrial Development Authority Solid Waste and Disposal Revenue - Virginia Electric and Power Co. Project, Series A	3.800%	11/01/40	2,500,000	2,528,217
				19,627,363
Revenue Bonds - Facility — 0.7%
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/30	600,000	642,871
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/32	505,000	537,613
				1,180,484
Revenue Bonds - Water & Sewer — 4.7%
Ohio State Water Development Authority Revenue, Series 2021	5.000%	06/01/46	4,215,000	4,327,563
Ohio State Water Development Authority Revenue, Series 2021-A	4.000%	12/01/46	3,880,000	3,516,820
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation, Series 2016-C	4.000%	12/01/31	400,000	401,222
				8,245,605
School District — 25.2%
Allen Park Michigan Public School District	4.500%	11/01/50	850,000	792,072
Athens City School District, Series 2019-A	4.000%	12/01/33	750,000	761,120
Athens City School District, Series 2024	4.000%	12/01/53	1,595,000	1,370,452
Bellbrook-Sugarcreek Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/31	325,000	326,089
Bellefontaine Ohio SCD GO Unlimited (National RE Insured), Series 2005	5.500%	12/01/26	425,000	434,999
Berea Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/31	500,000	505,206
Bexar Texas Refunding Limited, Series 2019	4.000%	06/15/37	1,360,000	1,356,181
Brecksville Ohio GO Limited, Series 2022	4.000%	12/01/51	1,885,000	1,618,646
Bullit Kentucky School District Finance Corp., Series 2023-A	4.000%	03/01/37	1,255,000	1,248,387
Carlisle Ohio LSD Refunding, Series 2025	5.000%	12/01/43	510,000	531,613
Cleveland Heights and University Heights Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/32	1,000,000	1,014,033
Dayton Ohio CSD Certificates of Participation School Facilities Project, Series 2021	4.000%	12/01/29	300,000	311,198
Dexter Michigan CSD GO Unlimited, Series 2017	4.000%	05/01/31	670,000	679,625
Elyria Ohio SCD GO Unlimited (SDCP), Series A	4.000%	12/01/30	1,000,000	1,013,021
Fayette County Kentucky Board of Education, Series A	4.000%	04/01/49	1,000,000	844,626
Festus Missouri R Vi SD Lease Certificates Participation, Series 2019	5.000%	04/01/30	730,000	773,579
Fort Bend Texas Independent School District Various Refunding, Series 2025-B	3.800%	08/01/55	1,000,000	1,029,473
Green County Ohio Vocational SD GO Unlimited, Series 2019	4.000%	12/01/35	1,000,000	1,006,252
Gunnison Watershed Colorado School District, Series 2023	5.000%	12/01/42	605,000	633,645
Hudson Ohio CSD GO Unlimited, Series 2018	4.000%	12/01/33	800,000	806,274
Kettering Ohio CSD GO Unlimited, Series 2016	4.000%	12/01/30	400,000	401,056
Kettering Ohio CSD GO Unlimited, Series 2007	5.250%	12/01/31	500,000	535,252
Kings LSD Ohio School Improvement, Series 2024	5.250%	12/01/54	3,090,000	3,112,613

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

MUNICIPAL BONDS — 98.7%	Coupon	Maturity	Par Value	Value
Lancaster Pennsylvania SD, Series 2025-B	5.000%	06/01/42	$750,000	$785,195
Licking Heights Ohio LSD School Facilities, Series 2022	5.500%	10/01/59	200,000	206,317
Logan Hocking Ohio LSD Certificates of Participation, Series 2018	4.000%	12/01/32	420,000	420,863
Margaretta Ohio LSD Certificates of Participation School Facilities Project, Series 2025	5.500%	10/01/31	555,000	629,426
Mario Ohio LSD School Improvement, Series 2024	4.000%	12/01/49	1,295,000	1,135,631
McCracken County Kentucky SD Finance Corp., Series 2022	5.000%	08/01/32	580,000	643,736
McCreary County Kentucky SD Finance Corp., Series 2022	4.000%	12/01/35	560,000	567,641
Menifee County Kentucky SD Financial Corp. Revenue, Series 2019	3.000%	08/01/27	615,000	609,304
Milford Ohio Exempt Village SD Go Unlimited (AGM Insured), Series 2007	5.500%	12/01/30	1,260,000	1,370,410
Olentangy LSD Ohio Go Unlimited, Series 2016	4.000%	12/01/31	1,000,000	1,008,089
Owensboro Kentucky Independent SD School Building Revenue, Series 2024	4.000%	04/01/44	575,000	517,493
Pickerington Ohio LSD Capital Appreciation Refunding, Series 2023	4.375%	12/01/49	1,000,000	920,368
Pickerington Ohio LSD School Facilities Construction and Improvement, Series 2023	5.000%	12/01/53	1,500,000	1,529,029
Popular Bluff Missouri R-I School District Lease Certificates of Participation, Series 2023	5.000%	03/01/30	500,000	544,079
Porter Township Indiana High School Building Corp., Series 2025	5.000%	01/15/30	220,000	238,347
Powell County Kentucky SD Finance Corp. School Building Revenue, Series 2024	4.000%	02/01/45	855,000	762,221
Princeton Ohio CSD GO Unlimited (National RE Insured), Series 2006	5.250%	12/01/30	1,735,000	1,899,836
Pulaski County Kentucky SD Finance Corp. School Building Revenue, Series 2023	4.250%	06/01/40	1,000,000	976,006
Pulaski County Missouri Reorganized District Number 6 Certificates Participation, Series 2025	5.000%	04/15/28	200,000	209,614
Pulaski County Missouri Reorganized District Number 6 Certificates Participation, Series 2025	5.000%	04/15/30	200,000	215,032
Shaker Heights Ohio CSD Certificates Program, Series 2024	5.000%	12/15/49	875,000	886,715
Teays Valley Ohio LSD Refunding, Series 2016	4.000%	12/01/32	580,000	581,886
Toledo Ohio CSD GO Unlimited, Series 2015	5.000%	12/01/29	660,000	664,938
Warren County Kentucky Board of Education, Series 2024	4.000%	12/01/37	1,000,000	989,224
Wentzville R-IV SD Of Saint Charles County Missouri Certificates of Participation, Series 2016	4.000%	04/01/30	395,000	395,170
Westerville Ohio SCD Certificate of Participation, Series 2018	5.000%	12/01/32	555,000	577,893
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured), Series 2017	4.000%	03/01/30	810,000	810,502
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/45	500,000	515,259
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/50	500,000	505,974
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/55	1,000,000	1,006,744
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/61	1,000,000	1,002,978
				44,231,332
State Agency — 1.5%
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	08/01/29	600,000	600,933
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/30	600,000	600,933
Pennsylvania State Refunding, Series 2017	4.000%	01/01/30	645,000	653,293
Washington Certificates of Participation, Series 2022-A	5.000%	01/01/41	675,000	710,097
				2,565,256
Water And Sewer — 0.5%
Huntertown Industry Sewage Revenue, Series 2025	4.500%	01/01/45	560,000	541,013

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2025 – UNAUDITED

MUNICIPAL BONDS — 98.7%	Coupon	Maturity	Par Value	Value
Ohio State Water Development Authority Water Pollution Control Revenue, Series A	5.000%	12/01/43	$195,000	$204,938
Ohio State Water Development Authority Water Pollution Control Revenue, Series D	5.000%	12/01/43	210,000	221,144
				967,095

Total Municipal Bonds (Cost $185,545,625)				$173,308,860

MONEY MARKET FUNDS — 1.2%			Shares	Value
Federated Hermes Money Market Obligations Trust - Institutional, 2.30% (a) (Cost $2,159,444)			2,159,444	$2,159,444

Investments at Value — 99.9% (Cost $187,705,069)				$175,468,304

Other Assets in Excess of Liabilities — 0.1%				219,644

Net Assets — 100.0%				$175,687,948

(a)	The rate shown is the 7-day effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2025 – UNAUDITED
Statements of Assets and Liabilities

	Equity	Opportunity
	Income Fund	Fund
Assets:
Investment Securities at Value*	$685,842,458	$178,232,027
Dividends Receivable	778,307	157,527
Fund Shares Sold Receivable	252,406	197,159
Total Assets	$686,873,171	$178,586,713

Liabilities:
Accrued Management Fees (Note 5)	$417,791	$128,653
Accrued Shareholder Servicing Fees — Class S (Note 5)	24,154	3,589
Fund Shares Redeemed Payable	722,950	55,947
Total Liabilities	$1,164,895	$188,189

Net Assets	$685,708,276	$178,398,524

Net Assets Consist of:
Paid-In Capital	$447,700,306	$145,807,060
Accumulated Earnings	238,007,970	32,591,464

Net Assets	$685,708,276	$178,398,524

Pricing of Class I Shares
Net Assets applicable to Class I Shares	$567,172,149	$160,724,373
Shares Outstanding (Unlimited Amount Authorized)	15,281,088	3,105,820
Offering, Redemption and Net Asset Value Per Share	$37.12	$51.75

Pricing of Class S Shares
Net Assets applicable to Class S Shares	$118,536,127	$17,674,151
Shares Outstanding (Unlimited Amount Authorized)	3,197,823	341,929
Offering, Redemption and Net Asset Value Per Share	$37.07	$51.69

* Identified Cost of Investment Securities	$459,163,818	$149,088,842

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2025 – UNAUDITED
Statements of Assets and Liabilities – Continued

	International	Enhanced
	Fund	Return Fund
Assets:
Investment Securities at Value*	$21,383,640	$279,364,525
Dividends and Interest Receivable	67,159	2,198,843
Reclaims Receivable	66,109	—
Fund Shares Sold Receivable	1,733	—
Securities Sold Receivable	129,000	—
Variation Margin Receivable	—	1,342,500
Total Assets	$21,647,641	282,905,868

Liabilities:
Accrued Management Fees (Note 5)	$17,628	$78,626
Fund Shares Redeemed Payable	67,741	—
Securities Purchased Payable	—	1,863,422
Total Liabilities	$85,369	$1,942,048

Net Assets	$21,562,272	$280,963,820

Net Assets Consist of:
Paid-In Capital	$12,690,091	$265,619,347
Accumulated Earnings	8,872,181	15,344,473

Net Assets	$21,562,272	$280,963,820
Shares Outstanding (Unlimited Amount Authorized)	637,083	15,592,014

Offering, Redemption and Net Asset Value Per Share	$33.85	$18.02

* Identified Cost of Investment Securities	$14,108,592	$279,172,698

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2025 – UNAUDITED
Statements of Assets and Liabilities – Continued

	Institutional	Institutional	Institutional
	Core	Intermediate	Short Duration
	Bond Fund	Bond Fund	Bond Fund
Assets:
Investment Securities at Value*	$1,793,554,999	$251,637,551	$190,279,902
Dividends and Interest Receivable	14,537,631	2,392,222	1,398,431
Fund Shares Sold Receivable	217,142	495,901	286,246
Paydowns Receivable	533	90	84
Total Assets	$1,808,310,305	$254,525,764	$191,964,663

Liabilities:
Accrued Management Fee (Note 5)	$367,645	$52,079	$39,576
Accrued Distribution Fee - Class F (Note 5)	1,366	4	5
Accrued Shareholder Servicing Fee - Class S (Note 5)	6,238	—	—
Fund Shares Redeemed Payable	825,321	19,176	60,940
Total Liabilities	$1,200,570	$71,259	$100,521

Net Assets	$1,807,109,735	$254,454,505	$191,864,142

Net Assets Consist of:
Paid-in Capital	$2,010,017,000	$273,534,759	$199,620,007
Accumulated Deficit	(202,907,265)	(19,080,254)	(7,755,865)

Net Assets	$1,807,109,735	$254,454,505	$191,864,142

Pricing of Class I Shares
Net assets applicable to Class I Shares	$1,765,502,709	$254,417,985	$191,820,754
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	121,764,293	17,172,847	12,753,823
Net Asset Value, offering price and redemption price	$14.50	$14.82	$15.04

Pricing of Class F Shares
Net assets applicable to Class F Shares	$11,212,036	$36,520	$43,388
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	761,503	2,414	2,851
Net Asset Value, offering price and redemption price	$14.72	$15.13	$15.22

Pricing of Class S Shares
Net assets applicable to Class S Shares	$30,394,990	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,098,657	N/A	N/A
Net Asset Value, offering price and redemption price	$14.48	N/A	N/A

* Identified Cost of Investment Securities	$1,839,769,839	$249,672,883	$190,597,292

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2025 – UNAUDITED
Statements of Assets and Liabilities – Continued

	Core Plus	Municipal
	Bond Fund	Income Fund
Assets:
Investment Securities at Value* $48,807,469	$175,468,304
Dividends and Interest Receivable	466,857	1,453,888
Fund Shares Sold Receivable	—	293,021
Securities Sold Receivable	104,960	—
Variation Margin Receivable	31,250	—
Total Assets	$49,410,536	$177,215,213

Liabilities:
Accrued Management Fees (Note 5)	$18,062	$43,230
Fund Shares Redeemed Payable	271,207	2,500
Securities Purchased Payable	—	1,481,535
Total Liabilities	$289,269	$1,527,265

Net Assets	$49,121,267	$175,687,948

Net Assets Consist of:
Paid-In Capital	$50,908,311	$199,106,194
Accumulated Deficit	(1,787,044)	$(23,418,246)

Net Assets	$49,121,267	$175,687,948
Shares Outstanding (Unlimited Amount Authorized)	3,815,523	11,149,717

Offering, Redemption and Net Asset Value Per Share	$12.87	$15.76

* Identified Cost of Investment Securities	$48,963,889	$187,705,069

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2025 – UNAUDITED
Statements of Operations

	Equity	Opportunity
	Income Fund	Fund
	Six Months	Six Months
	Ended	Ended
	6/30/2025	6/30/2025
	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$6,302,807	$1,363,292
Less: Foreign withholding taxes on dividends	(51,454)	(7,227)
Total Investment Income	6,251,353	1,356,065

Expenses:
Management Fee (Note 5)	$2,470,965	$760,418
Shareholder Servicing Fees - Class S (Note 5)	149,442	22,322
Net Expenses	$2,620,407	$782,740

Net Investment Income	$3,630,946	$573,325

Realized and Unrealized Gains (Losses):
Net Realized Gains from Investments	$9,974,170	$2,874,954
Net Change in Unrealized Appreciation (Depreciation) on Investments	13,443,377	(3,814,628)

Net Gains (Losses) on Investments	$23,417,547	$(939,674)

Net Change in Net Assets from Operations	$27,048,493	$(366,349)

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2025 – UNAUDITED
Statements of Operations – Continued

	International	Enhanced
	Fund	Return Fund
	Six Months	Six Months
	Ended	Ended
	6/30/2025	6/30/2025
	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$434,829	$96,917
Less: Foreign withholding taxes on dividends (net of reclaims received)	(78,105)	—
Interest	—	5,185,487
Total Investment Income	356,724	5,282,404

Expenses:
Management Fee (Note 5)	$105,207	$464,093
Interest Expense (Note 8)	1,149	—
Net Expenses	$106,356	$464,093

Net Investment Income	$250,368	$4,818,311

Realized and Unrealized Gains (Losses):
Net Realized Gains from Security Transactions and Foreign Currency Transactions	$1,147,414	$84,392
Net Realized Losses from Futures Contracts	—	(7,941,315)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,395,175	3,725,494
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	—	17,222,085

Net Gains on Investments, Foreign Currencies and Futures Contracts	$2,542,589	$13,090,656

Net Change in Net Assets from Operations	$2,792,957	$17,908,967

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2025 – UNAUDITED
Statements of Operations – Continued

	Institutional	Institutional	Institutional
	Core	Intermediate	Short Duration
	Bond Fund	Bond Fund	Bond Fund
	Six Months	Six Months	Six Months
	Ended	Ended	Ended
	6/30/2025	6/30/2025	6/30/2025
	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$262,211	$50,741	$17,819
Interest	36,487,197	5,919,667	4,312,262
Total Investment Income	$36,749,408	$5,970,408	$4,330,081

Expenses:
Gross Management Fee (Note 5)	$2,675,421	$421,468	$328,205
Shareholder Servicing Fees - Class S (Note 5)	13,573	—	—
Distribution Fee - Class F (Note 5)	39,242	35	34
Total Expenses	$2,728,236	$421,503	$328,239
Management Fee Waiver (Note 5)	(445,914)	(70,246)	(54,702)
Distribution Fee Waiver (Note 5)	(5,429)	(14)	(14)
Net Expenses	$2,276,893	$351,243	$273,523

Net Investment Income	$34,472,515	$5,619,165	$4,056,558

Realized and Unrealized Gains (Losses):
Net Realized Gains (Losses) from Investments	$(630,075)	$152,375	$(40,988)
Net Change in Unrealized Appreciation (Depreciation) on Investments	45,715,831	6,669,806	3,106,001

Net Gains on Investments	$45,085,756	$6,822,181	$3,065,013

Net Change in Net Assets from Operations	$79,558,271	$12,441,346	$7,121,571

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2025 – UNAUDITED
Statements of Operations – Continued

	Core Plus	Municipal
	Bond Fund	Income Fund
	Six Months	Six Months
	Ended	Ended
	6/30/2025	6/30/2025
	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$7,656	$50,932
Interest	1,134,243	3,184,000
Total Investment Income	1,141,899	3,234,932

Expenses:
Management Fee (Note 5)	$106,745	$257,274
Net Expenses	$106,745	$257,274

Net Investment Income	$1,035,154	$2,977,658

Realized and Unrealized Gains (Losses):
Net Realized Gains (Losses) from Investments	$12,756	$(2,414,820)
Net Realized Losses from Futures Contracts	(163,930)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,107,704	(2,050,856)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	240,772	—

Net Gains (Losses) on Investments and Futures Contracts	$1,197,302	$(4,465,676)

Net Change in Net Assets from Operations	$2,232,456	$(1,488,018)

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS
Statements of Changes in Net Assets

	Equity Income Fund		Opportunity Fund
	Six Months		Six Months
	Ended		Ended
	6/30/2025	Year Ended	6/30/2025	Year Ended
	(Unaudited)	12/31/2024	(Unaudited)	12/31/2024
Operations:
Net Investment Income	$3,630,946	$7,100,852	$573,325	$979,108
Net Realized Gains from Investments	9,974,170	28,188,193	2,874,954	8,439,947
Net Change in Unrealized Appreciation (Depreciation) on Investments	13,443,377	36,083,708	(3,814,628)	4,754,802
Net Change in Net Assets from Operations	$27,048,493	$71,372,753	$(366,349)	$14,173,857

Distributions to Shareholders (see Note 2)
From Class I	$—	$(36,185,890)	$—	$(8,433,592)
From Class S	—	(8,079,495)	—	(990,624)
Total Distributions to Shareholders	$—	$(44,265,385)	$—	$(9,424,216)

Capital Share Transactions:
From Class I
Proceeds from Sale of Shares	$46,171,675	$75,601,317	$15,772,377	$38,009,998
Shares Issued on Reinvestment of Distributions	—	36,077,439	—	8,415,070
Cost of Shares Redeemed	(36,201,194)	(82,227,520)	(5,854,623)	(12,132,361)
Net Change in Net Assets from Class I Capital Share Transactions	$9,970,481	$29,451,236	$9,917,754	$34,292,707

From Class S
Proceeds from Sale of Shares	$2,957,351	$4,981,732	$1,004,166	$969,137
Shares Issued on Reinvestment of Distributions	—	8,069,053	—	990,539
Cost of Shares Redeemed	(14,593,829)	(29,440,018)	(1,932,815)	(4,351,788)
Net Change in Net Assets from Class S Capital Share Transactions	$(11,636,478)	$(16,389,233)	$(928,649)	$(2,392,112)

Net Change in Net Assets	$25,382,496	$40,169,371	$8,622,756	$36,650,236

Net Assets at Beginning of Period	$660,325,780	$620,156,409	$169,775,768	$133,125,532
Net Assets at End of Period	$685,708,276	$660,325,780	$178,398,524	$169,775,768

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS
Statements of Changes in Net Assets – Continued

	Equity Income Fund		Opportunity Fund
	Six Months		Six Months
	Ended		Ended
	6/30/2025	Year Ended	6/30/2025	Year Ended
	(Unaudited)	12/31/2024	(Unaudited)	12/31/2024
Capital Share Activity(a)
Class I
Shares Sold	1,281,917	2,056,787	310,646	717,485
Share Reinvested	—	1,002,151	—	161,549
Shares Redeemed	(1,001,889)	(2,256,336)	(116,557)	(230,151)
Net Increase in Shares Outstanding	280,028	802,602	194,089	648,883

Shares Outstanding, beginning of Period	15,001,060	14,198,458	2,911,731	2,262,848
Shares Outstanding, end of Period	15,281,088	15,001,060	3,105,820	2,911,731

Class S
Shares Sold	81,887	136,050	19,213	18,272
Share Reinvested	—	224,141	—	19,016
Shares Redeemed	(404,558)	(803,763)	(38,470)	(81,859)
Net Decrease in Shares Outstanding	(322,671)	(443,572)	(19,257)	(44,571)

Shares Outstanding, beginning of Period	3,520,494	3,964,066	361,186	405,757
Shares Outstanding, end of Period	3,197,823	3,520,494	341,929	361,186

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS
Statements of Changes in Net Assets – Continued

	International Fund		Enhanced Return Fund
	Six Months		Six Months
	Ended		Ended
	6/30/2025	Year Ended	6/30/2025	Year Ended
	(Unaudited)	12/31/2024	(Unaudited)	12/31/2024
Operations:
Net Investment Income	$250,368	$473,203	$4,818,311	$8,735,612
Net Realized Gains (Losses) from Investments and Foreign Currencies	1,147,414	1,458,955	84,392	(383,373)
Net Realized Gains (Losses) from Futures Contracts	—	—	(7,941,315)	56,988,301
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	1,395,175	(1,406,551)	3,725,494	2,965,164
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	—	—	17,222,085	(13,877,507)
Net Change in Net Assets from Operations	$2,792,957	$525,607	$17,908,967	$54,428,197

Distributions to Shareholders (see Note 2)	$—	$(1,269,392)	$(4,929,425)	$(20,115,919)

Capital Share Transactions:
Proceeds from Sale of Shares	$628,743	$1,161,233	$6,357,999	$21,998,100
Shares Issued on Reinvestment of Distributions	—	1,268,537	4,927,391	20,100,760
Cost of Shares Redeemed	(4,020,373)	(3,975,909)	(33,436,063)	(37,794,256)
Net Change in Net Assets from Capital Share Transactions	$(3,391,630)	$(1,546,139)	$(22,150,673)	$4,304,604

Net Change in Net Assets	$(598,673)	$(2,289,924)	$(9,171,131)	$38,616,882

Net Assets at Beginning of Period	$22,160,945	$24,450,869	$290,134,951	$251,518,069
Net Assets at End of Period	$21,562,272	$22,160,945	$280,963,820	$290,134,951

Capital Share Activity(a)
Shares Sold	20,288	36,611	363,388	1,249,932
Share Reinvested	—	42,398	287,214	1,161,738
Shares Redeemed	(130,574)	(124,532)	(1,940,098)	(2,213,156)
Net Increase (Decrease) in Shares Outstanding	(110,286)	(45,523)	(1,289,496)	198,514

Shares Outstanding, beginning of Period	747,369	792,892	16,881,510	16,682,996
Shares Outstanding, end of Period	637,083	747,369	15,592,014	16,881,510

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS
Statements of Changes in Net Assets – Continued

	Institutional Core		Institutional Intermediate		Institutional Short
	Bond Fund		Bond Fund		Duration Bond Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	6/30/2025	Year Ended	6/30/2025	Year Ended	6/30/2025	Year Ended
	(Unaudited)	12/31/2024	(Unaudited)	12/31/2024	(Unaudited)	12/31/2024
Operations:
Net Investment Income	$34,472,515	$63,045,629	$5,619,165	$10,512,216	$4,056,558	$7,277,301
Net Realized Gains (Losses) from Investments	(630,075)	(48,726,231)	152,375	(3,209,648)	(40,988)	(641,871)
Net Change in Unrealized Appreciation (Depreciation) on Investments	45,715,831	6.961.106	6.669.806	2.041.022	3.106.001	3.387.029

Net Change in Net Assets from Operations	$79,558,271	$21,280,504	$12,441,346	$9,343,590	$7,121,571	$10,022,459

Distributions to Shareholders (see Note 2):
From Class I	(34,322,848)	(62,468,145)	(5,758,949)	(10,687,699)	(4,135,645)	(7,504,602)
From Class F	(206,210)	(305,993)	(596)	(253)	(587)	(226)
From Class S	1584.6651	11.230.190)	N/A	N/A	N/A	N/A
Total Distributions to Shareholders	$(35,113,723)	$(64,004,328)	$(5,759,545)	$(10,687,952)	$(4,136,232)	$(7,504,828)

Capital Share Transactions:
From Class 1
Proceeds from Shares Sold	$105,148,278	$466,275,254	$37,174,035	$108,232,699	$19,092,170	$79,867,939
Shares issued for Subscriptions-In-Kind (Note 11)	—	14,591,696	—	—	—	—
Net Asset Value of Shares Issued on Reinvestment of Dividends	30,671,426	56,050,889	3,082,596	4,841,690	1,940,258	3,095,638
Payments for Shares Redeemed	(154.318.007)	(326.736.547)	(90.088.750)	(62.282.042)	(80.051.453)	(39.071.716)
Change in Net Assets from Class I Capital Share Transactions	$(18,498,303)	$210,181,292	$(49,832,119)	$50,792,347	$(59,019,025)	$43,891,861

From Class F
Proceeds from Shares Sold	$739,518	$4,818,966	$28,032	$—	$35,000	$—
Net Asset Value of Shares Issued on Reinvestment of Dividends	206,210	305,993	596	253	587	226
Payments for Shares Redeemed	1409.803)	(809.992)	(205)	—	—	—
Change in Net Assets from Class F Capital Share Transactions	$535,925	$4,314,967	$28,423	$253	$35,587	$226

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS
Statements of Changes in Net Assets – Continued

	Institutional Core		Institutional Intermediate		Institutional Short
	Bond Fund		Bond Fund		Duration Bond Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	6/30/2025	Year Ended	6/30/2025	Year Ended	6/30/2025	Year Ended
	(Unaudited)	12/31/2024	(Unaudited)	12/31/2024	(Unaudited)	12/31/2024
From Class S
Proceeds from Shares Sold	$1,831,946	$3,455,612	N/A	N/A	N/A	N/A
Net Asset Value of Shares Issued on Reinvestment of Dividends	581,776	1,224,521	N/A	N/A	N/A	N/A
Payments for Shares Redeemed	(5,355,067)	(10,906,499)	N/A	N/A	N/A	N/A
Change in Net Assets from Class S Capital Share Transactions	$(2,941,345)	$(6,226,366)	$ N/A	$ N/A	$ N/A	$ N/A
Net Change in Net Assets	$23,540,825	$165,546,069	$(43,121,895)	$49,448,238	$(55,998,099)	$46,409,718
Net Assets at Beginning of
Period	$1,783,568,910	$1,618,022,841	$297,576,400	$248,128,162	$247,862,241	$201,452,523
Net Assets at End of Period	$1,807,109,735	$1,783,568,910	$254,454,505	$297,576,400	$191,864,142	$247,862,241
Capital Share Activity(a)
Class I
Shares Sold	7,353,506	32,397,095	2,544,089	7,462,122	1,276,663	5,423,493
Shares issued for Subscriptions-In-Kind (Note 11)	—	1,035,626	—	—	—	—
Share Reinvested	2,139,115	3,924,230	210,391	333,668	129,795	209,312
Shares Redeemed	(10,779,304)	(22,713,265)	(6,142,292)	(4,245,111)	(5,354,395)	(2,642,066)
Net Increase (Decrease) in Shares Outstanding	(1,286,683)	14,643,686	(3,387,812)	3,550,679	(3,947,937)	2,990,739
Shares Outstanding, beginning of Period	123,050,976	108,407,290	20,560,659	17,009,980	16,701,760	13,711,021
Shares Outstanding, end of Period	121,764,293	123,050,976	17,172,847	20,560,659	12,753,823	16,701,760
Class F
Shares Sold	51,397	331,300	1,898	—	2,309	—
Share Reinvested	14,162	21,087	40	17	39	15
Shares Redeemed	(28,281)	(55,086)	(14)	—	—	—
Net Increase in Shares Outstanding	37,278	297,301	1,924	17	2,348	15
Shares Outstanding, beginning of Period	724,225	426,924	490	473	503	488
Shares Outstanding, end of Period	761,503	724,225	2,414	490	2,851	503

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS
Statements of Changes in Net Assets – Continued

	Institutional Core		Institutional Intermediate		Institutional Short
	Bond Fund		Bond Fund		Duration Bond Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	6/30/2025	Year Ended	6/30/2025	Year Ended	6/30/2025	Year Ended
	(Unaudited)	12/31/2024	(Unaudited)	12/31/2024	(Unaudited)	12/31/2024
Class S
Shares Sold	$128,832	$241,880	N/A	N/A	N/A	N/A
Share Reinvested	40,621	85,833	N/A	N/A	N/A	N/A
Shares Redeemed	(374,406)	(762,007)	N/A	N/A	N/A	N/A
Net Decrease in Shares Outstanding	(204,953)	(434,294)	N/A	N/A	N/A	N/A
Shares Outstanding, beginning of Period	2,303,610	2,737,904	N/A	N/A	N/A	N/A
Shares Outstanding, end of Period	2,098,657	2,303,610	N/A	N/A	N/A	N/A

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS
Statements of Changes in Net Assets – Continued

	Core Plus Bond Fund		Municipal Income Fund
	Six Months		Six Months
	Ended		Ended
	6/30/2025	Year Ended	6/30/2025	Year Ended
	(Unaudited)	12/31/2024	(Unaudited)	12/31/2024

Operations:
Net Investment Income	$1,035,154	$1,615,323	$2,977,658	$5,690,381
Net Realized Gains (Losses) from Investments	12,756	(183,646)	(2,414,820)	(2,206,851)
Net Realized Losses from Futures Contracts	(163,930)	(26,259)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,107,704	(471,268)	(2,050,856)	(2,190,267)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	240,772	(204,603)	—	—
Net Change in Net Assets from Operations	$2,232,456	$729,547	$(1,488,018)	$1,293,263

Distributions to Shareholders (see Note 2)	$(1,048,171)	$(1,630,819)	$(2,972,974)	$(5,707,852)

Capital Share Transactions:
Proceeds from Sale of Shares	$7,201,026	$23,793,805	$39,879,203	$40,646,682
Shares Issued on Reinvestment of Distributions	928,054	1,423,321	2,878,553	5,590,672
Cost of Shares Redeemed	(3,313,244)	(3,797,519)	(32,004,144)	(46,971,185)
Net Change in Net Assets from Capital Share Transactions	$4,815,836	$21,419,607	$10,753,612	$(733,831)

Net Change in Net Assets	$6,000,121	$20,518,335	$6,292,620	$(5,148,420)

Net Assets at Beginning of Period	$43,121,146	$22,602,811	$169,395,328	$174,543,748
Net Assets at End of Period	$49,121,267	$43,121,146	$175,687,948	$169,395,328

Capital Share Activity(a)
Shares Sold	573,269	1,870,852	2,504,497	2,477,111
Share Reinvested	72,891	111,788	182,252	342,392
Shares Redeemed	(260,161)	(297,464)	(2,004,035)	(2,866,681)
Net Increase (Decrease) in Shares Outstanding	385,999	1,685,176	682,714	(47,178)

Shares Outstanding, beginning of Period	3,429,524	1,744,348	10,467,003	10,514,181
Shares Outstanding, end of Period	3,815,523	3,429,524	11,149,717	10,467,003

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	EQUITY INCOME FUND - CLASS I SHARES
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2025		Year Ended December 31,
	(Unaudited)		2024	2023		2022	2021	2020
Net Asset Value, beginning of period	$35.65		$34.15	$30.91		$36.44	$31.35	$28.50

Operations:
Net Investment Income	0.21	(a)	0.42 (a)	0.33	(a)	0.28	0.21	0.25
Net Realized and Unrealized Gains (Losses) on Investments	1.26		3.63	3.81		(3.82)	7.92	3.24
Total Operations	$1.47		$4.05	$4.14		$(3.54)	$8.13	$3.49

Distributions:
Net Investment Income	—		(0.45)	(0.30)		(0.30)	(0.21)	(0.25)
Net Realized Capital Gains	—		(2.10)	(0.60)		(1.69)	(2.83)	(0.39)
Total Distributions	$—		$(2.55)	$(0.90)		$(1.99)	$(3.04)	$(0.64)

Net Asset Value, end of period	$37.12		$35.65	$34.15		$30.91	$36.44	$31.35

Total Return(b)	4.12	% (c)	11.79%	13.42%		(9.74%)	25.96%	12.24%

Net Assets, end of period (millions)	$567.17		$534.82	$484.82		$551.27	$609.71	$464.81

Ratios/supplemental data
Ratio of expenses to average net assets	0.75	% (d)	0.75%	0.94	% (e)	1.00%	1.00%	1.00%
Ratio of Net Investment Income to average net assets	1.15	% (d)	1.14%	1.00%		0.84%	0.62%	0.91%

Portfolio turnover rate(f)	8.11	% (c)	20.64%	32.38%		22.66%	29.91%	27.55%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Effective September 15, 2023, the Management Fee reduced from 1.00% to 0.75%. (Note 5)

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	EQUITY INCOME FUND - CLASS S SHARES
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended			Period
	6/30/2025		Year Ended	Ended
	(Unaudited)		12/31/2024	12/31/2023*
Net Asset Value, beginning of period	$35.65		$34.14	$33.21

Operations:
Net Investment Income(a)	0.16		0.33	0.10
Net Realized and Unrealized Gains on Investments	1.26		3.63	1.71
Total Operations	$1.42		$3.96	$1.81

Distributions:
Net Investment Income	—		(0.35)	(0.28)
Net Realized Capital Gains	—		(2.10)	(0.60)
Total Distributions	$—		$(2.45)	$(0.88)

Net Asset Value, end of period	$37.07		$35.65	$34.14

Total Return(b)	3.98	% (c)	11.53%	5.46	% (c)

Net Assets, end of period (millions)	$118.54		$125.51	$135.34

Ratios/supplemental data
Ratio of expenses to average net assets	1.00	% (d)	1.00%	1.00	% (d)
Ratio of Net Investment Income to average net assets	0.89	% (d)	0.89%	1.00	% (d)

Portfolio turnover rate(e)	8.11	% (c)	20.64%	32.38	% (c)

*	Class S began operations on September 15, 2023.

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during each period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND - CLASS I SHARES
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2025		Year Ended December 31,
	(Unaudited)		2024	2023		2022	2021	2020
Net Asset Value, beginning of period	$51.87		$49.89	$44.15		$52.62	$45.55	$42.48

Operations:
Net Investment Income	0.18	(a)	0.35 (a)	0.31	(a)	0.29	0.38	0.25
Net Realized and Unrealized Gains (Losses) on Investments	(0.30)		4.67	7.26		(6.83)	13.55	3.08
Total Operations	$(0.12)		$5.02	$7.57		$(6.54)	$13.93	$3.33

Distributions:
Net Investment Income	—		(0.33)	(0.31)		(0.29)	(0.39)	(0.26)
Net Realized Capital Gains	—		(2.71)	(1.52)		(1.64)	(6.47)	—
Total Distributions	$—		$(3.04)	$(1.83)		$(1.93)	$(6.86)	$(0.26)

Net Asset Value, end of period	$51.75		$51.87	$49.89		$44.15	$52.62	$45.55

Total Return(b)	(0.23	%) (c)	10.03%	17.12%		(12.46%)	30.59%	7.84%

Net Assets, end of period (millions)	$160.72		$151.04	$112.88		$115.09	$126.09	$93.29

Ratios/supplemental data
Ratio of expenses to average net assets	0.90	% (d)	0.90%	0.97	% (e)	1.00%	1.00%	1.00%
Ratio of Net Investment Income to average net assets	0.70	% (d)	0.65%	0.66%		0.63%	0.84%	0.67%

Portfolio turnover rate(f)	13.33	% (c)	20.74%	22.66%		26.51%	38.97%	32.89%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Effective September 15, 2023, the Management Fee reduced from 1.00% to 0.90%. (Note 5)

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND - CLASS S SHARES
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended			Period
	6/30/2025		Year Ended	Ended
	(Unaudited)		12/31/24	12/31/2023*
Net Asset Value, beginning of period	$51.88		$49.89	$46.83

Operations:
Net Investment Income(a)	0.11		0.22	0.06
Net Realized and Unrealized Gains (Losses) on Investments	(0.30)		4.67	4.79
Total Operations	$(0.19)		$4.89	$4.85

Distributions:
Net Investment Income	—		(0.19)	(0.27)
Net Realized Capital Gains	—		(2.71)	(1.52)
Total Distributions	$—		$(2.90)	$(1.79)

Net Asset Value, end of period	$51.69		$51.88	$49.89

Total Return(b)	(0.37	%) (c)	9.77%	10.35	% (c)

Net Assets, end of period (millions)	$17.67		$18.74	$20.24

Ratios/supplemental data
Ratio of expenses to average net assets	1.15	% (d)	1.15%	1.15	% (d)
Ratio of Net Investment Income to average net assets	0.45	% (d)	0.40%	0.44	% (d)

Portfolio turnover rate(e)	13.33	% (c)	20.74%	22.66%

*	Class S began operations on September 15, 2023.

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during each period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INTERNATIONAL FUND
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2025		Year Ended December 31,
	(Unaudited)		2024		2023*	2022	2021	2020
Net Asset Value, beginning of period	$29.65		$30.84		$26.23	$30.62	$28.60	$27.13

Operations:
Net Investment Income	0.39		0.67		0.65	0.53	0.64	0.43
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currencies	3.81		(0.07	) (a)	4.60	(4.60)	2.22	1.36
Total Operations	$4.20		$0.60		$5.25	$(4.07)	$2.86	$1.79

Distributions:
Net Investment Income	—		(0.68)		(0.64)	(0.32)	(0.77)	(0.32)
Net Realized Capital Gains	—		(1.11)		—	—	—	—
Return of Capital	—		—		—	—	(0.07)	—
Total Distributions	$—		$(1.79)		$(0.64)	$(0.32)	$(0.84)	$(0.32)

Net Asset Value, end of period	$33.85		$29.65		$30.84	$26.23	$30.62	$28.60

Total Return(b)	14.17	% (c)	1.90%		20.03%	(13.30%)	10.00%	6.59%

Net Assets, end of period (millions)	$21.56		$22.16		$24.45	$21.47	$24.91	$21.10

Ratios/supplemental data(d)
Ratio of expenses to average net assets	1.01	% (e)	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to average net assets	2.38	% (e)	1.98%		2.17%	2.02%	2.09%	1.77%

Portfolio turnover rate	4.17	% (c)	6.73%		8.31%	6.63%	6.62%	7.85%

*	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(a)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.

(d)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets, with the exception of the period ended June 30, 2025 in which interest expense had a 0.1% impact on the ratios of net investment income and expenses to average net assets.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	ENHANCED RETURN FUND
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2025		Year Ended December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$17.19		$15.08	$12.35	$17.41	$19.12	$16.97

Operations:
Net Investment Income	0.31		0.54	0.30	0.14	0.16	0.21
Net Realized and Unrealized Gains (Losses) on Investments and Futures	0.84		2.82	2.75	(4.25)	4.92	3.00
Total Operations	$1.15		$3.36	$3.05	$(4.11)	$5.08	$3.21

Distributions:
Net Investment income	(0.32)		(0.56)	(0.32)	(0.17)	(0.18)	(0.23)
Net Realized Capital Gains	—		(0.69)	—	(0.78)	(6.61)	(0.83)
Total Distributions	$(0.32)		$(1.25)	$(0.32)	$(0.95)	$(6.79)	$(1.06)

Net Asset Value, end of period	$18.02		$17.19	$15.08	$12.35	$17.41	$19.12

Total Return(a)	6.77	% (b)	22.37%	24.91%	(23.56%)	26.51%	19.38%

Net Assets, end of period (millions)	$280.96		$290.13	$251.52	$206.48	$322.89	$261.29

Ratios/supplemental data
Ratio of expenses to average net assets	0.35	% (c)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of Net Investment Income to average net assets	3.63	% (c)	3.19%	2.18%	0.96%	0.65%	1.27%

Portfolio Turnover Rate	26.62	% (b)	46.25%	36.66%	42.99%	40.89%	96.76%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND - CLASS I SHARES
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2025		Year Ended December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$14.15		$14.50	$14.17	$16.80	$17.45	$16.41

Operations:
Net Investment Income	0.26	(a)	0.52 (a)	0.44 (a)	0.32	0.26	0.34
Net Realized and Unrealized Gains (Losses) on Investments	0.37		(0.35)	0.31	(2.61)	(0.62)	1.24
Total Operations	$0.63		$0.17	$0.75	$(2.29)	$(0.36)	$1.58

Distributions:
Net Investment Income	(0.28)		(0.52)	(0.42)	(0.34)	(0.29)	(0.36)
Net Realized Capital Gains	—		—	—	—	—	(0.18)
Total Distributions	$(0.28)		$(0.52)	$(0.42)	$(0.34)	$(0.29)	$(0.54)

Net Asset Value, end of period	$14.50		$14.15	$14.50	$14.17	$16.80	$17.45

Total Return(b)	4.49	% (c)	1.21%	5.43%	(13.70%)	(2.04%)	9.71%

Net Assets, end of period (millions)	$1,765.50		$1,740.61	$1,572.04	$569.86	$640.68	$559.67

Ratios/supplemental data(d)(e)
Ratio of expenses to average net assets before Waiver	0.30	% (f)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25	% (f)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.82	% (f)	3.55%	3.08%	2.04%	1.46%	1.83%
Ratio of Net Investment Income to average net assets after Waiver	3.87	% (f)	3.60%	3.13%	2.09%	1.51%	1.88%

Portfolio Turnover Rate(g)	8.01	% (c)	47.17%	31.63%	33.21%	42.67%	30.08%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.

(c)	Not annualized.

(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2026. (Note #5)

(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND FUND - CLASS F SHARES
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2025		Year Ended December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$14.36		$14.73	$14.39	$17.06	$17.61	$16.49

Operations:
Net Investment Income	0.27	(a)	0.51 (a)	0.42 (a)	0.32	0.33	0.26
Net Realized and Unrealized Gains (Losses) on Investments	0.36		(0.37)	0.33	(2.66)	(0.71)	1.31
Total Operations	$0.63		$0.14	$0.75	$(2.34)	$(0.38)	$1.57

Distributions:
Net Investment Income	(0.27)		(0.51)	(0.41)	(0.33)	(0.17)	(0.27)
Net Realized Capital Gains	—		—	—	—	—	(0.18)
Total Distributions	$(0.27)		$(0.51)	$(0.41)	$(0.33)	$(0.17)	$(0.45)

Net Asset Value, end of period	$14.72		$14.36	$14.73	$14.39	$17.06	$17.61

Total Return(b)	4.44	% (c)	0.97%	5.29%	(13.81%)	(2.15%)	9.57%

Net Assets, end of period (millions)	$11.21		$10.40	$6.29	$3.02	$4.22	$6.87

Ratios/supplemental data(d)(e)
Ratio of expenses to average net assets before Waiver	0.55	% (f)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40	% (f)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	3.57	% (f)	3.31%	2.79%	1.76%	1.19%	1.33%
Ratio of Net Investment Income to average net assets after Waiver	3.72	% (f)	3.46%	2.89%	1.91%	1.34%	1.48%

Portfolio Turnover Rate(g)	8.01	% (c)	47.17%	31.63%	33.21%	42.67%	30.08%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.

(c)	Not annualized.

(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2026. (Note #5)

(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND FUND - CLASS S SHARES
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended			Period
	6/30/2025		Year Ended	Ended
	(Unaudited)		12/31/24	12/31/2023*
Net Asset Value, beginning of period	$14.13		$14.50	$13.90

Operations:
Net Investment Income(a)	0.26		0.48	0.13
Net Realized and Unrealized Gains (Losses) on Investments	0.36		(0.35)	0.61
Total Operations	$0.62		$0.13	$0.74

Distributions:
Net Investment Income	(0.27)		(0.50)	(0.14)

Net Asset Value, end of period	$14.48		$14.13	$14.50

Total Return(b)	4.39	% (c)	0.88%	5.35	% (c)

Net Assets, end of period (millions)	$30.39		$32.56	$39.70

Ratios/supplemental data(d)(e)
Ratio of expenses to average net assets before Waiver	0.55	% (f)	0.55%	0.55	% (f)
Ratio of expenses to average net assets after Waiver	0.50	% (f)	0.50%	0.50	% (f)
Ratio of Net Investment Income to average net assets before Waiver	3.57	% (f)	3.30%	3.10	% (f)
Ratio of Net Investment Income to average net assets after Waiver	3.62	% (f)	3.35%	3.15	% (f)

Portfolio Turnover Rate(g)	8.01	% (c)	47.17%	31.63%

*	Fund began operations on September 15, 2023.

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.

(c)	Not annualized.

(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2026. (Note #5)

(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL INTERMEDIATE BOND FUND - CLASS I SHARES
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2025		Year Ended December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$14.47		$14.59	$14.26	$16.03	$16.60	$15.98

Operations:
Net Investment Income	0.29	(a)	0.53 (a)	0.41 (a)	0.30	0.25	0.34
Net Realized and Unrealized Gains (Losses) on Investments	0.36		(0.11)	0.34	(1.77)	(0.52)	0.80
Total Operations	$0.65		$0.42	$0.75	$(1.47)	$(0.27)	$1.14

Distributions:
Net Investment Income	(0.30)		(0.54)	(0.42)	(0.30)	(0.26)	(0.35)
Net Realized Capital Gains	—		—	—	—	(0.04)	(0.17)
Total Distributions	$(0.30)		$(0.54)	$(0.42)	$(0.30)	$(0.30)	$(0.52)

Net Asset Value, end of period	$14.82		$14.47	$14.59	$14.26	$16.03	$16.60

Total Return(b)	4.55	% (c)	2.93%	5.38%	(9.18%)	(1.66%)	7.20%

Net Assets, end of period (millions)	$254.42		$297.57	$248.12	$233.65	$254.72	$219.62

Ratios/supplemental data(d)(e)
Ratio of expenses to average net assets before Waiver	0.30	% (f)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25	% (f)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.95	% (f)	3.60%	2.85%	1.93%	1.45%	1.99%
Ratio of Net Investment Income to average net assets after Waiver	4.00	% (f)	3.65%	2.90%	1.98%	1.50%	2.04%

Portfolio Turnover Rate(g)	22.81	% (c)	54.63%	46.33%	46.94%	32.34%	41.17%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.

(c)	Not annualized.

(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2026. (Note #5)

(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL INTERMEDIATE BOND FUND - CLASS F SHARES
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2025		Year Ended December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$14.78		$14.89	$14.55	$16.37	$16.84	$16.09

Operations:
Net Investment Income	0.29	(a)	0.52 (a)	0.40 (a)	0.27	0.22	0.26
Net Realized and Unrealized Gains (Losses) on Investments	0.36		(0.10)	0.34	(1.80)	(0.53)	0.87
Total Operations	$0.65		$0.42	$0.74	$(1.53)	$(0.31)	$1.13

Distributions:
Net Investment Income	(0.30)		(0.53)	(0.40)	(0.29)	(0.12)	(0.21)
Net Realized Capital Gains	—		—	—	—	(0.04)	(0.17)
Total Distributions	$(0.30)		$(0.53)	$(0.40)	$(0.29)	$(0.16)	$(0.38)

Net Asset Value, end of period	$15.13		$14.78	$14.89	$14.55	$16.37	$16.84

Total Return(b)	4.40	% (c)	2.84%	5.20%	(9.32%)	(1.83%)	7.07%

Net Assets, end of period (millions)	$0.036		$0.007	$0.007	$0.007	$0.007	$0.008

Ratios/supplemental data(d)(e)
Ratio of expenses to average net assets before Waiver	0.55	% (f)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40	% (f)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	3.72	% (f)	3.34%	2.59%	1.66%	1.20%	1.75%
Ratio of Net Investment Income to average net assets after Waiver	3.87	% (f)	3.49%	2.74%	1.81%	1.35%	1.90%

Portfolio Turnover Rate(g)	22.81	% (c)	54.63%	46.33%	46.94%	32.34%	41.17%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.

(c)	Not annualized.

(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%, and a portion of the 0.25% 12b-1 fee to sustain a new distribution fee of 0.15%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the rights to remove the waiver after April 30, 2026 (Note #5)

(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL SHORT DURATION BOND FUND - CLASS I SHARES
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2025		Year Ended December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$14.84		$14.69	$14.32	$15.15	$15.44	$15.12

Operations:
Net Investment Income	0.28	(a)	0.47 (a)	0.29 (a)	0.14	0.13	0.26
Net Realized and Unrealized Gains (Losses) on Investments	0.21		0.15	0.39	(0.79)	(0.27)	0.33
Total Operations	$0.49		$0.62	$0.68	$(0.65)	$(0.14)	$0.59

Distributions:
Net Investment Income	(0.29)		(0.47)	(0.31)	(0.18)	(0.15)	(0.27)
Return of Capital	—		—	—	—	—	—
Total Distributions	$(0.29)		$(0.47)	$(0.31)	$(0.18)	$(0.15)	$(0.27)

Net Asset Value, end of period	$15.04		$14.84	$14.69	$14.32	$15.15	$15.44

Total Return(b)	3.31	% (c)	4.30%	4.78%	(4.29%)	(0.91%)	3.91%

Net Assets, end of period (millions)	$191.82		$247.85	$201.45	$229.47	$347.32	$327.10

Ratios/supplemental data(d)
Ratio of expenses to average net assets before Waiver	0.30	% (e)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25	% (e)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.66	% (e)	3.11%	1.94%	1.00%	0.76%	1.54%
Ratio of Net Investment Income to average net assets after Waiver	3.71	% (e)	3.16%	1.99%	1.05%	0.81%	1.59%

Portfolio Turnover Rate(f)	14.29	% (c)	40.49%	36.84%	21.53%	58.31%	37.11%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.

(c)	Not annualized.

(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2026. (Note #5)

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL SHORT DURATION BOND FUND - CLASS F SHARES
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2025		Year Ended December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$15.02		$14.87	$14.49	$15.33	$15.63	$15.20

Operations:
Net Investment Income	0.27	(a)	0.45 (a)	0.27 (a)	0.14	0.10	0.16
Net Realized and Unrealized Gains (Losses) on Investments	0.21		0.16	0.40	(0.82)	(0.27)	0.42
Total Operations	$0.48		$0.61	$0.67	$(0.68)	$(0.17)	$0.58

Distributions:
Net Investment Income	(0.28)		(0.46)	(0.29)	(0.16)	(0.13)	(0.15)

Net Asset Value, end of period	$15.22		$15.02	$14.87	$14.49	$15.33	$15.63

Total Return(b)	3.22	% (c)	4.13%	4.68%	(4.47%)	(1.09%)	3.82%

Net Assets, end of period (millions)	$0.043		$0.008	$0.007	$0.007	$0.007	$0.007

Ratios/supplemental data(d)
Ratio of expenses to average net assets before Waiver	0.55	% (e)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	3.43	% (e)	2.82%	1.70%	0.75%	0.51%	1.33%
Ratio of Net Investment Income to average net assets after Waiver	3.58	% (e)	2.97%	1.85%	0.90%	0.66%	1.48%

Portfolio Turnover Rate(f)	14.29	% (c)	40.49%	36.84%	21.53%	58.31%	37.11%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.

(c)	Not annualized.

(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%, and a portion of the 0.25% 12b-1 fee to sustain a new distribution fee of 0.15%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the rights to remove the waiver after April 30, 2026. (Note #5)

(e)	Annualized.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	CORE PLUS BOND FUND
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended					Period
	6/30/2025		Year Ended December 31,			Ended
	(Unaudited)		2024	2023	2022	12/31/2021*
Net Asset Value, beginning of period	$12.57		$12.96	$12.66	$15.04	$15.00

Operations:
Net Investment Income	0.27		0.53	0.41	0.29	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures	0.31		(0.39)	0.31	(2.34)	0.04
Total Operations	$0.58		$0.14	$0.72	$(2.05)	$0.07

Distributions:
Net Investment Income	(0.28)		(0.53)	(0.42)	(0.33)	(0.03)

Net Asset Value, end of period	$12.87		$12.57	$12.96	$12.66	$15.04

Total Return(a)	4.63	% (b)	1.13%	5.81%	(13.71%)	0.44	% (b)

Net Assets, end of period (millions)	$49.12		$43.12	$22.60	$14.36	$16.42

Ratios/supplemental data(c)
Ratio of expenses to average net assets before Waiver	0.45	% (d)	0.65%	1.34%	1.14%	0.55	% (d)
Ratio of expenses to average net assets after Waiver	0.45	% (d)	0.45%	0.45%	0.45%	0.45	% (d)
Ratio of Net Investment Income to average net assets before Waiver	4.36	% (d)	4.02%	2.41%	1.43%	1.55	% (d)
Ratio of Net Investment Income to average net assets after Waiver	4.36	% (d)	4.22%	3.30%	2.12%	1.65	% (d)

Portfolio Turnover Rate	18.17	% (b)	50.28%	45.24%	42.09%	69.02	% (b)

*	Fund began operations on November 17,2021.

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.

(b)	Not annualized.

(c)	The Adviser waived a portion of the 0.45% management fee to sustain a net fee of 0.45% during the years ended December 31, 2024 and prior. (Note #5)

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	MUNICIPAL INCOME FUND
Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2025		Year Ended December 31,
	(Unaudited)		2024	2023		2022	2021		2020
Net Asset Value, beginning of period	$16.18		$16.60	$16.15		$17.98	$18.28		$17.73

Operations:
Net Investment Income	0.27		0.53	0.46		0.37	0.32		0.33
Net Realized and Unrealized Gains (Losses) on Investments	(0.42)		(0.42)	0.45		(1.83)	(0.27)		0.57
Total Operations	$(0.15)		$0.11	$0.91		$(1.46)	$0.05		$0.90

Distributions:
Net Investment Income	(0.27)		(0.53)	(0.46)		(0.37)	(0.32)		(0.33)
Net Realized Capital Gains	—		—	—		—	(0.03)		(0.02)
Return of Capital	—		—	—		—	(0.00	) (a)	—
Total Distributions	$(0.27)		$(0.53)	$(0.46)		$(0.37)	$(0.35)		$(0.35)

Net Asset Value, end of period	$15.76		$16.18	$16.60		$16.15	$17.98		$18.28

Total Return(b)	(0.90	%) (c)	0.69%	5.76%		(8.10%)	0.30%		5.12%

Net Assets, end of period (millions)	$175.69		$169.40	$174.54		$190.50	$274.98		$259.73

Ratios/supplemental data(d)
Ratio of expenses to average net assets	0.30	% (e)	0.30%	0.56	% (f)	0.65%	0.65%		0.65%
Ratio of Net Investment Income to average net assets	3.47	% (e)	3.21%	2.78%		2.14%	1.78%		1.86%

Portfolio turnover rate	15.41	% (c)	26.39%	17.28%		21.30%	9.11%		5.98%

(a)	Amount rounds to less than $0.005 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.

(d)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.

(e)	Annualized.

(f)	Effective September 15, 2023, the Management Fee was reduced from 0.65% to 0.30%. (Note 5)

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

1)	Organization:

The Johnson Equity Income Fund, Johnson Opportunity Fund, Johnson International Fund, Johnson Enhanced Return Fund, Johnson Core Plus Bond Fund, Johnson Municipal Income Fund (each individually a “Fund” and collectively the “Funds”), Johnson Institutional Core Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional Short Duration Bond Fund (the “Bond Funds,”) are each a diversified series of the Johnson Mutual Funds Trust (the “Trust”), and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under an Agreement and Declaration of Trust dated September 30, 1992. The Opportunity Fund and Municipal Income Fund began offering their shares publicly on May 16, 1994. The Bond Funds began offering their shares publicly on August 31, 2000. The Equity Income Fund and Enhanced Return Fund began offering its shares publicly on December 30, 2005. The International Fund began offering its shares publicly on December 8, 2008. The Johnson Core Plus Bond Fund began offering shares publicly on November 17, 2021. All the Funds are managed by Johnson Investment Counsel, Inc. (the “Adviser”).

The Equity Income Fund and Opportunity Fund both have an additional share class, Class S shares. Each class of shares for each Fund has identical rights and privileges except with respect to shareholder servicing fees and voting rights on matters affecting a single class of shares. Class S shares have a maximum shareholder servicing fee of 0.25%.

The Bond Funds also have an additional share class, Class F shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, shareholder servicing fees, and voting rights on matters affecting a single class of shares. Class F shares have a maximum distribution (12b-1) fee of 0.25%, currently waived by the Adviser to 0.15% (see Note 5). The Institutional Core Bond Fund also has an additional share class, Class S shares. Class S shares have a maximum shareholder servicing fee of 0.25%.

The investment objective of the Equity Income Fund is above average dividend income and long-term capital growth. The investment objective of the Opportunity Fund and International Fund is long-term capital growth. The investment objective of the Johnson Enhanced Return Fund is to outperform the Fund’s benchmark, the S&P 500 Index, over a full market cycle. The investment objective of the Bond Funds is a high level of income over the long term consistent with preservation of capital. The investment objective of the Johnson Core Plus Bond Fund is to maximize total return over the long term consistent with the preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long-term consistent with preservation of capital.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Adviser. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2)	Summary of Significant Accounting Policies:

BASIS OF ACCOUNTING:

The financial statements are prepared in accordance with accounting principles generally accepted in the United State of Americas (“GAAP”). The Funds are investment companies and accordingly follow the investment company guidance of FASB Accounting Standards Codification Topic 946, “Financial Services — Investment Companies”.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

NEW ACCOUNTING PRONOUNCEMENT:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

FINANCIAL FUTURES CONTRACTS:

The Enhanced Return Fund invests in stock index futures (equity risk) in an attempt to replicate the returns of the leading large capitalization companies in the leading industries in the U.S. economy. The Fund enters into S&P 500 E-Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statements of Assets and Liabilities, while the cumulative change in unrealized gains (losses) on futures contracts is reported separately within the Statements of Operations. The Net Unrealized Gains on futures contracts, as of June 30, 2025, was $9,097,305. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains (losses) on futures contracts are reported separately within the Statements of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged asset, as well as the risk that the counterparty will fail to perform its obligations. As of June 30, 2025, Wells Fargo Services holds U.S. Treasury Notes with the custodian, which serves as collateral for future contracts, with a value of $22,979,307. The net variation margin receivable on futures contracts as of June 30, 2025 was $1,342,500.

The Core Plus Bond Fund may enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns (interest rate risk). These derivative transactions may include futures, options, swaps, foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps and options on futures) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statements of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statements of Operations. The Net Unrealized Gains on futures contracts, as of June 30, 2025, was $106,347. As of June 30, 2025, Wells Fargo Services holds U.S. Treasury Notes with the custodian, which serves as collateral for future contracts, with a value of $146,893. The net variation margin receivable on these futures contracts as of June 30, 2025 was $31,250.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

OFFSETTING ASSETS AND LIABILITIES:

The Enhanced Return Fund and the Core Plus Bond Fund have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The Fund’s policy is to recognize a net asset/liability equal to the net variation margin for the futures contracts. As of June 30, 2025, the Enhanced Return Fund and Core Plus Bond Fund have one and three positions, respectively, and the variation margin applicable to each of those positions is presented in the Statement of Assets and Liabilities.

The following table presents the Enhanced Return Fund and Core Plus Bond Fund’s liability derivatives available for offset under a master netting agreement, net of collateral pledged as of June 30, 2025.

Enhanced Return Fund

Liabilities

Gross Amounts Not
Offset in the Statement
of Assets and Liabilities
Gross
		Amounts	Net Amounts
	Gross	Offset in the	Presented in		Cash
	Amounts of	Statement of	the Statement		Collateral
	Recognized	Assets and	of Assets and	Financial	Pledged/
Description	Assets	Liabilities	Liabilities	Instruments*	Received	Net Amount
Futures Contracts	$1,342,500	$—	$1,342,500	$(1,342,500)	$—	$—

*	The Amount is limited to the derivative balance, and accordingly, does not include excess collateral pledged.

Core Plus Bond Fund

Liabilities

Gross Amounts Not
Offset in the Statement
of Assets and Liabilities
Gross
		Amounts	Net Amounts
	Gross	Offset in the	Presented in		Cash
	Amounts of	Statement of	the Statement		Collateral
	Recognized	Assets and	of Assets and	Financial	Pledged/
Description	Assets	Liabilities	Liabilities	Instruments*	Received	Net Amount
Futures Contracts	$31,250	$—	$31,250	$(31,250)	$—	$—

*	The Amount is limited to the derivative balance, and accordingly, does not include excess collateral pledged.

INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT SECURITIES:

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Gains and losses on sales of investments are calculated using the specific identification method, mainly using high-cost lots. Discounts and premiums on securities purchased are amortized over the lives or to the earliest call date of the respective securities in accordance with GAAP. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statements of Operations. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

FOREIGN CURRENCY TRANSLATION:

Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, that result from changes in exchange rates.

FEDERAL INCOME TAX:

The Funds have qualified and intend to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent is net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of a federal excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended December 31 for the Opportunity Fund, Bond Funds, and Municipal Income Fund, and October 31 for the Equity Income, International, Enhanced Return and Core Plus Bond Fund) plus undistributed amounts from prior years.

The following information is computed for each item as of December 31, 2024:

	Equity Income	Opportunity	International	Enhanced
	Fund	Fund	Fund	Return Fund	Core Bond Fund
Cost of Investments	$445,829,550	$136,677,614	$16,244,068	$292,678,452	$1,863,426,406
Gross unrealized appreciation	220,947,872	39,589,759	7,847,747	8,862,484	3,224,266
Gross unrealized depreciation	(7,727,171)	(6,631,946)	(2,119,490)	(12,676,006)	(95,650,553)
Net Unrealized appreciation (depreciation)	213,220,701	32,957,813	5,728,257	(3,813,522)	(92,426,287)
Undistributed ordinary income	—	—	159,690	2,614,633	317,754
Undistributed long-term gains	—	—	191,277	3,563,820	—
Accumulated capital and other losses	(2,261,224)	—	—	—	(155,243,280)
Distributable earnings (accumulated deficit)	$210,959,477	$32,957,813	$6,079,224	$2,364,931	$(247,351,813)

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

	Intermediate	Short Duration	Core Plus	Municipal
	Bond Fund	Bond Fund	Bond Fund	Income Fund
Cost of Investments	$299,656,578	$249,499,597	$43,435,815	$178,192,274
Gross unrealized appreciation	1,380,664	715,059	343,482	347,625
Gross unrealized depreciation	(6,382,265)	(4,227,870)	(1,612,185)	(10,533,534)
Net unrealized depreciation	(5,001,601)	(3,512,811)	(1,268,703)	(10,185,909)
Undistributed ordinary income	89,829	19,937	6,128	—
Accumulated capital and other losses	(20,850,283)	(7,248,330)	(1,708,754)	(8,771,345)
Accumulated deficit	$(25,762,055)	$(10,741,204)	$(2,971,329)	$(18,957,254)

As of December 31, 2024, the following Funds had capital loss carryovers which will reduce each Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryovers which may be carried forward for an indefinite period are as follows:

	Long-term	Short-term	Total
Core Bond Fund	$111,015,920	$44,227,360	155,243,280
Intermediate Bond Fund	16,542,322	4,307,961	20,850,283
Short Duration Bond Fund	5,076,500	2,171,830	7,248,330
Core Plus Bond Fund	1,145,495	563,259	1,708,754
Municipal Income Fund	8,489,467	281,878	8,771,345

As a result of the reorganization of the Fixed Income Fund into the Core Fund in the prior year, the Core Fund acquired $39,996,550 of long-term capital loss carryover and $10,326,215 of short-term capital loss carryover, which were available to offset future capital gains. In addition, as a result of a change in control due to the merger, $21,904,287 of the Core Fund’s capital loss carryovers were subject to an annual limitation of $18,057,023 (prorated in the initial year) under IRC Section 382. The remaining limited capital loss carryforward was utilized in the 2024 year.

Post-October capital losses incurred after October 31, 2024 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2024, the Equity Income Fund deferred $2,261,224 of Post-October capital losses to January 1, 2025 for federal income tax purposes.

The following information is computed as of June 30, 2025:

	Equity Income	Opportunity	International	Enhanced
	Fund	Fund	Fund	Return Fund	Core Bond Fund
Cost of Portfolio Investments	$459,178,379	$149,088,842	$14,260,208	$279,452,552	$1,840,265,455
Gross unrealized appreciation	240,950,078	38,354,128	8,731,976	1,902,914	13,847,967
Gross unrealized depreciation	(14,285,999)	(9,210,943)	(1,608,544)	(1,990,941)	(60,558,423)
Net unrealized appreciation (depreciation)	$226,664,079	$29,143,185	$7,123,432	$(88,027)	$(46,710,456)

		Intermediate	Short Duration	Core Plus	Municipal
		Bond Fund	Bond Fund	Bond Fund	Income Fund
Cost of Portfolio Investments		$249,969,346	$190,686,712	$48,968,468	$187,705,069
Gross unrealized appreciation		4,116,528	1,777,393	824,840	303,580
Gross unrealized depreciation		(2,448,323)	(2,184,203)	(985,839)	(12,540,345)
Net unrealized appreciation (depreciation)		$1,668,205	$(406,810)	$(160,999)	$(12,236,765)

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

The difference between the federal income tax cost and the financial statement cost of Funds’ investments is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. The timing differences are temporary in nature and are due to the tax deferral of losses on amortization of bonds, trust preferred securities, mark to market on futures contracts, PFIC, and wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify its major tax jurisdictions as U.S. Federal and certain State tax authorities. The Funds are not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized tax benefits or expenses will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax expenses as income tax expense in the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or penalties.

ALLOCATIONS BETWEEN CLASSES:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

DISTRIBUTIONS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute net investment income on a monthly basis for the Bond Funds and Core Plus Fund, and on a calendar quarter basis for the Enhanced Return Fund and Municipal Income Fund. The Equity Income, Opportunity and International Funds intend to distribute net investment income, if any, at least once a year. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

The tax character of the distributions paid for the periods ended June 30, 2025 and December 31, 2024 are as follows:

				Net Realized	Total Taxable	Total
		Ordinary	Tax Exempt	Long-Term	Distributions	Distributions
		Income*	Income	Capital Gain	Paid	Paid
Equity Income Fund	12/31/2024	$9,343,628	—	$34,921,757	$44,265,385	$44,265,385
	6/30/2025	—	—	—	—	—
Opportunity Fund	12/31/2024	1,632,958	—	7,791,258	9,424,216	9,424,216
	6/30/2025	—	—	—	—	—
International Fund	12/31/2024	483,019	—	786,373	1,269,392	1,269,392
	6/30/2025	—	—	—	—	—
Enhanced Return Fund	12/31/2024	13,749,276	—	6,366,643	20,115,919	20,115,919
	6/30/2025	4,929,425	—	—	4,929,425	4,929,425
Core Bond Fund	12/31/2024	64,004,328	—	—	64,004,328	64,004,328
	6/30/2025	35,113,723	—	—	35,113,723	35,113,723

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

				Net Realized	Total Taxable	Total
		Ordinary	Tax Exempt	Long-Term	Distributions	Distributions
		Income*	Income	Capital Gain	Paid	Paid
Interemediate Bond Fund	12/31/2024	$10,687,952	—	$—	$10,687,952	$10,687,952
	6/30/2025	5,759,545	—	—	5,759,545	5,759,545
Short Duration Bond Fund	12/31/2024	7,504,828	—	—	7,504,828	7,504,828
	6/30/2025	4,136,232	—	—	4,136,232	4,136,232
Core Plus Bond Fund	12/31/2024	1,630,819	—	—	1,630,819	1,630,819
	6/30/2025	1,048,171	—	—	1,048,171	1,048,171
Municipal Income Fund	12/31/2024	73,599	5,634,253	—	5,707,852	5,707,852
	6/30/2025	2,972,974	—	—	2,972,974	2,972,974

*	Short-Term Capital Gains were combined with Ordinary Income, as they are taxed at the Ordinary Income tax rate.

3)	Security Valuation and Transactions:

The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Board has assigned the Adviser as their Valuation Designee to consider all appropriate factors relevant to the value of securities, in accordance with the Trust’s valuation policies and fair value determinations. Fixed income securities typically are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When the Adviser decides that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from the pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Funds utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

3) Security Valuation and Transactions, continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in Level 2 of the fair value hierarchy.

Corporate Bonds. Corporate bonds are generally valued at prices obtained from pricing vendors. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations for similar securities (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they will be categorized in Level 3.

Certificates of Deposit. Certificates of Deposit are generally valued at prices obtained from pricing vendors. Certificates of Deposit which are traded on the open market are normally valued using a market approach valuation technique that incorporates observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Certificates of Deposit are categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are generally valued at prices obtained from pricing vendors. U.S. government securities, including U.S. Treasury Obligations, are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy.

U.S. Agency Securities. U.S. agency securities are generally valued at prices obtained from pricing vendors. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Municipal Bonds. Municipal bonds are generally valued at prices obtained from pricing vendors. Municipal Bonds are normally valued using a market approach valuation technique that incorporates observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 2 of the fair value hierarchy.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

3)	Security Valuation and Transactions, continued

Preferred Stocks. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds (notated throughout these financial statements as cash equivalents), are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2025:

Equity Income Fund	Level 1	Level 2	Level 3		Totals
Common Stocks*	$669,115,919	$—	$—		$669,115,919
Money Market Funds	16,726,539	—	—		16,726,539
Total	$685,842,458	$—	$—		$685,842,458

Opportunity Fund	Level 1	Level 2	Level 3		Totals
Common Stocks*	$177,081,955	$—	$—		$177,081,955
Cash Equivalents	1,150,072	—	—		1,150,072
Total	$178,232,027	$—	$—		$178,232,027

International Fund	Level 1	Level 2	Level 3		Totals
Common Stocks*	$21,091,066	$—	$140	**	$21,091,206
Preferred Stocks	185,231	—	—		185,231
Money Market Funds	107,203	—	—		107,203
Total	$21,383,500	$—	$140		$21,383,640

Enhanced Return Fund	Level 1	Level 2	Level 3		Totals
Corporate Bonds*	$—	$180,169,784	$—		$180,169,784
Collateralized Mortgage Obligations	—	33,610,979	—		33,610,979
Municipal Bonds	—	3,767,592	—		3,767,592
U.S. Government & Agencies	—	3,877,661	—		3,877,661
U.S. Treasury Obligations	—	52,222,254	—		52,222,254
Money Market Funds	5,716,255	—	—		5,716,255
Sub-total	$5,716,255	$273,648,270	$—		$279,364,525
Other Financial Instruments***	9,097,305	—	—		9,097,305
Total	$14,813,560	$273,648,270	$—		$288,461,830

Institutional Core Bond Fund	Level 1	Level 2	Level 3		Totals
Corporate Bonds*	$—	$826,554,552	$—		$826,554,552
Collateralized Mortgage Obligations	—	480,710,925	—		480,710,925
Municipal Bonds	—	15,858,829	—		15,858,829
U.S. Government & Agencies	—	30,479,687	—		30,479,687
U.S. Treasury Obligations	—	428,862,727	—		428,862,727
Preferred Stocks	9,152,123	—	—		9,152,123
Money Market Funds	1,936,156	—	—		1,936,156
Total	$11,088,279	$1,782,466,720	$—		$1,793,554,999

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

3)	Security Valuation and Transactions, continued

Intermediate Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$130,185,111	$—	$130,185,111
Collateralized Mortgage Obligations	—	24,947,296	—	24,947,296
Municipal Bonds	—	3,194,486	—	3,194,486
U.S. Government & Agencies	—	8,262,492	—	8,262,492
U.S. Treasury Obligations	—	83,269,508	—	83,269,508
Preferred Stocks	1,545,761	—	—	1,545,761
Money Market Funds	232,897	—	—	232,897
Total	$1,778,658	$249,858,893	$—	$251,637,551

Short Duration Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$127,140,535	$—	$127,140,535
Collateralized Mortgage Obligations	—	25,109,408	—	25,109,408
Municipal Bonds	—	6,183,937	—	6,183,937
U.S. Government & Agencies	—	4,474,853	—	4,474,853
U.S. Treasury Obligations	—	27,255,518	—	27,255,518
Money Market Funds	115,651	—	—	115,651
Total	$115,651	$190,164,251	$—	$190,279,902

Core Plus Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$30,393,187	$—	$30,393,187
Collateralized Mortgage Obligations	—	13,264,998	—	13,264,998
U.S. Government & Agencies	—	489,822	—	489,822
U.S. Treasury Obligations	—	4,323,340	—	4,323,340
Preferred Stocks	167,765	—	—	167,765
Money Market Funds	168,357	—	—	168,357
Sub-total	$336,122	$48,471,347	$—	$48,807,469
Other Financial Instruments***	106,347	—	—	106,347
Total	$442,469	$48,471,347	$—	$48,913,816

Municipal Income Fund	Level 1	Level 2	Level 3	Totals
Municipal Bonds*	$—	$173,308,860	$—	$173,308,860
Money Market Funds	2,159,444	—	—	2,159,444
Total	$2,159,444	$173,308,860	$—	$175,468,304

*	See Portfolio of Investments for industry classifications

**	Includes a Russian ADR valued at $0.01 per share by management, given the halting of foreign investors’ ability to sell Russian securities and ADRs. The change in unrealized appreciation (depreciation) of this security that is reflected in the Statement of Operations is $0. Given the insignificance of Level 3 securities, a rollforward of Level 3 activity is not presented.

***	Other financial instruments are futures contracts reflected separately in the Portfolio of Investments, and are reflected at the net unrealized deprecation on futures contracts

Other than the Johnson International Fund, no other Fund held Level 3 securities during the period.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

4)	Portfolio Risks:

Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. The duration and extent of such events cannot be reasonably estimated. Governmental responses to these events may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. These events may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments.

5)	Investment Advisory Agreement, 12b-1 Fees and Shareholder Servicing Fees:

The Funds incurred management fees for the six months ended June 30, 2025, as indicated below:

			Payable as of
		Management	June 30,
Fund	Fee	Fee	2025
Equity Income Fund	0.75%	$2,470,965	$417,791
Opportunity Fund	0.90%	760,418	128,653
International Fund	1.00%	105,207	17,628
Enhanced Return Fund	0.35%	464,093	78,626
Core Bond Fund	0.30%	2,675,421	367,645
Intermediate Bond Fund	0.30%	421,468	52,079
Short Duration Bond Fund	0.30%	328,205	39,576
Core Plus Bond Fund	0.45%	106,745	18,062
Municipal Income Fund	0.30%	257,274	43,230

The Short Duration, Intermediate and Core Bond Funds F share classes also incur 12b-1 fee at the annual rate of 0.25% (before the contractual waiver described below) of the Fund’s average daily net assets, which is accrued daily and paid monthly.

The Adviser has agreed to waive a part of the management fee for the Short Duration, Intermediate and Core Bond Funds from a maximum of 0.30% to an effective fee ratio of 0.25%, unchanged from the prior period. In addition, the Adviser has agreed to waive a part of the 12b-1 fee from a maximum of 0.25% to an effective annual rate of 0.15%. The Adviser has the right to remove this fee waiver any time after April 30, 2026. These waivers are not subject to recoupment.

The Equity Income, Opportunity and Core Bond Funds S Shares classes also incur shareholder servicing fees at the annual rate of 0.25% of each Fund’s average daily net assets, attributable to the Class, which is accrued daily.

6)	Related Party Transactions:

All officers and one Trustee of the Trust are employees of the Adviser. Total compensation for the Independent Trustees as a group was $120,000 for the six months ended June 30, 2025, which was paid by the Adviser, and as a group they received no additional compensation from the Trust. The Trust consists of nine Funds: Johnson Equity Income Fund, Johnson Opportunity Fund, Johnson International Fund, Johnson Enhanced Return Fund, Johnson Institutional Core Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional Short Duration Bond Fund, Johnson Core Plus Bond Fund, and Johnson Municipal Income Fund. The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

6)	Related Party Transactions, continued

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2025, the following are identified as having an ownership of more than 25%:

Equity Income Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	54.63%
Opportunity Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	89.62%
International Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	37.26%
Enhanced Return Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	98.20%
Core Bond Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	67.28%
Intermediate Bond Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	55.36%
Covenant Trust Company	26.37%
Short Duration Bond Fund:
Covenant Trust Company	46.02%
Client accounts managed by the Adviser and held by Charles Schwab & Co.	26.21%
Core Plus Bond Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	88.50%
Municipal Income Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	95.47%

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund accounting services, administration services, and transfer agency services to the Funds. All services are paid for by the Adviser.

7)	Purchases and Sales of Securities:

For the six months ended June 30, 2025, purchases and sales of investment securities aggregated (excluding in-kind subscriptions):

	Investment Securities Other Than
	Short-Term Investments and
	U.S. Government Obligations		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Equity Income Fund	$53,301,096	$57,525,466	$—	$—
Opportunity Fund	32,417,497	22,749,495	—	—
International Fund	871,480	3,870,383	—	—
Enhanced Return Fund	42,391,534	42,627,401	25,717,364	51,877,220
Core Bond Fund	103,388,796	126,842,063	39,756,025	39,833,795
Intermediate Bond Fund	35,168,624	48,486,875	28,557,254	65,137,611
Short Duration Bond Fund	24,558,154	43,112,216	6,101,030	42,493,820
Core Plus Bond Fund	9,534,521	3,315,425	4,302,060	5,238,236
Municipal Income Fund	37,989,509	26,226,868	—	—

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

8)	Borrowings:

The Equity Income Fund, Opportunity Fund, International Fund, Enhanced Return Fund, Short Duration Bond Fund, Intermediate Bond Fund, Core Bond Fund, Core Plus Bond Fund, and Municipal Income Fund each has an unsecured line of credit through April 27, 2026 with U.S. Bank National Association, up to 33.3% of its net assets, with a total maximum borrowing limit of $60,000,000 for the Trust.

Borrowings under the agreement bear interest at the Prime lending rate which was 7.5% as of June 30, 2025. During the six months ended June 30, 2025, the International Fund borrowed from the line for two (2) calendar days with the average debt outstanding and interest rate of $18,500 and 7.5%, respectively, during the days with borrowings and incurred $1,149 of interest expense and fees. There were no borrowings for any of the other Funds at any time during the period.

9)	Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

10)	Indemnification:

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11)	In-Kind Subscription Transactions

During the year ended December 31, 2024, the Core Bond Fund, Class I received securities in lieu of cash for a shareholder purchase.

The purchase was as follows:

		Amount	Securities
Fund	Date	Purchased	Received	Shares Issued
Core Bond Fund	06/10/24	$14,591,969	$14,591,969	1,035,626

During the six months ended June 30, 2025, none of the Funds received securities in lieu of cash for a shareholder purchase.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2025 (UNAUDITED)

12)	Subsequent Events:

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements except for the following:

			Per Share
	Record Date	Ex-Date	Ordinary Income
Core Bond Fund
Class I	7/28/2025	7/29/2025	$0.0500
Class F	7/28/2025	7/29/2025	$0.0490
Class S	7/28/2025	7/29/2025	$0.0470
Intermediate Bond Fund
Class I	7/28/2025	7/29/2025	$0.0530
Class F	7/28/2025	7/29/2025	$0.0510
Short Duration Bond Fund
Class I	7/28/2025	7/29/2025	$0.0500
Class F	7/28/2025	7/29/2025	$0.0480
Core Plus Bond Fund	7/28/2025	7/29/2025	$0.0470

On August 20, 2025, the Johnson Mutual Fund Board of Trustees approved the liquidation of the Johnson International Fund based on the Adviser’s recommendation. It is expected that the Johnson International Fund will liquidate in the fourth quarter of 2025.

ADDITIONAL INFORMATION	JUNE 30, 2025 (UNAUDITED)

CHANGES IN AND/OR DISAGREEMENTS WITH ACCOUNTANTS:

There were no changes in and/or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURE:

Not applicable.

PROXY VOTING:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12-month period ended December 31 are available without charge: (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; or (2) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

RENUMERATION PAID TO DIRECTORS, OFFICERS AND OTHERS:

Refer to the financial statements included herein.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT:

The Trustees, including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), considered the renewal of the Management Agreements between the Trust and the Adviser. The Trustees were assisted by experienced independent legal counsel throughout the contract review process. The Independent Trustees discussed the proposed continuance in executive session with such counsel at which no representatives of the Adviser were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreements and the weight to be given to each such factor. Among other factors, the Trustees considered (i) the investment performance of each Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser; (iii) the cost of services provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; and (iv) economies of scale. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Additionally, each Independent Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Management Agreements.

The Trustees evaluated the Adviser’s responses and information prepared by the Adviser in the board materials, noting the Adviser’s financial resources, its personnel and operations, advisory, administrative and compliance services provided by the Adviser to the Funds, and the overall compensation received for management services. The Board considered and discussed each Fund’s performance for various periods, the profitability of the Adviser with respect to each of the Funds and economies of scale.

With respect to the nature, extent and quality of services provided by the Adviser, the Trustees reviewed the information describing the Adviser’s business and personnel and discussed the Adviser’s extensive experience and resources. The Board noted that the Adviser has been providing services to the Trust since 1992. The Trustees and representatives of the Adviser noted the continuance of their cooperative working relationship on Fund matters. The Board reviewed the individuals who serve as portfolio managers for the Funds and indicated that they continued to be satisfied with the portfolio management being provided to the Funds. The Trustees then discussed the Adviser’s and Trust’s compliance programs with the Trust’s chief compliance officer. A representative of the Adviser discussed the Adviser’s financial status and reviewed the Adviser’s resources in providing services to the Funds. The Trustees, including the Independent Trustees, concluded that the nature and extent of services provided by the Adviser was satisfactory, and that the overall quality of services was excellent. The Trustees also concluded that the Adviser had the appropriate level of resources to continue to provide quality advisory services to the Funds.

ADDITIONAL INFORMATION	JUNE 30, 2025 (UNAUDITED)

Next, the Trustees discussed the performance information provided by the Adviser for each of the Funds. The Trustees considered performance data showing each Fund’s performance for various periods ended March 31, 2025 and year-to-date as compared to each Fund’s benchmark index. The Board noted the Adviser’s expectations as to each Fund’s risk/return profile.

The Trustees considered and discussed the performance of the Equity Income, Opportunity, International, and Municipal Income Funds. The Trustees noted that the Equity Income Fund had trailed the S&P 500 Index for the 1-year period and was trailing the Index for the 3 and 5-year periods. With respect to the Opportunity Fund, the Trustees noted that the Fund had outperformed the Russell 2500 Total Return Index for the 1, 3 and 5-year periods. The Trustees next reviewed the International Fund’s performance, which trailed its benchmark, the MSCI All Country World Index excluding the USA, for the 1-year period, and was outperforming with each of the 3 and 5-year periods. The Trustees then discussed the Municipal Income Fund’s returns, noting that the Fund had underperformed the Bloomberg Municipal Bond Index for the 1-year, 3-year and 5-year periods. After discussion, the Trustees agreed that the performance of each of these Funds was satisfactory.

The Trustees considered the performance of each of the Short Duration, Intermediate Bond, Core Bond, Enhanced Return and Core Plus Bond Funds. They noted that the Short Duration Bond Fund had generally performed in line with its benchmark, the ICE BofA U.S. Corporate & Government 1-3 Year Index, for 1 and 3-year periods and outperformed for the 5-year period. Next, the Trustees discussed the performance of the Intermediate Bond Fund, noting that it has outperformed the Bloomberg Intermediate Government/Credit Index for the 1-year period and was generally in line for the 3 and 5-year periods. With respect to the Core Bond Fund, the Board noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for the 1 period but had underperformed for the 3 and 5-year period. The Trustees next evaluated the performance for the Enhanced Return Fund. The Board reviewed its performance, noting that the Enhanced Return Fund had underperformed the S&P 500 Index for the 1, 3 and 5-year periods. Finally, the Board reviewed the performance for the Core Plus Bond Fund, noting that it outperformed its benchmark, the Bloomberg Aggregate Bond index, for the 1-year period, slightly underperformed for the 3-year period. After discussion, the Trustees indicated that it was their consensus all five Funds continued to have reasonable performance given their respective investment objectives, risks and strategies.

As to the cost of the services provided and the profits realized by the Adviser from the relationship with the Funds, the Trustees reviewed the fees paid to the Adviser for the year ended December 31, 2024 by each of the Funds. As in past years, the Board and counsel discussed that the total expense ratio for each Fund was a more meaningful comparison than the actual advisory fee because the Management Agreements for the Funds have a unitary fee structure which requires the Adviser to pay substantially all of the operating expenses of each Fund and is compensated with a single fee (noting that most of the funds in the Peer Group comparisons do not share this structure). The expense ratios for Municipal Income Fund, Short Duration Bond Fund, Intermediate Bond Fund, Opportunity Fund, Core Bond Fund, Equity Income Fund, International Fund, Core Plus Bond, and Enhanced Return Fund were reviewed as a comparison to their Morningstar category. The Equity Income Fund was described as above average, the Opportunity and Core Plus Bond Funds were described as average, and the Enhanced Return, Core Bond, Intermediate Bond, Short Duration and Municipal Income Funds were described as below average expenses for each Fund’s respective category. The Trustees noted the contractual fee waivers which were in effect during the period for the Short Duration Bond Fund, the Intermediate Bond Fund and the Core Bond Fund, as well as the overall fees paid to the Adviser by each Fund for the period. The Trustees also discussed the profitability of each of the Funds to the Adviser and the profitability of the Adviser with respect to the Funds in the aggregate. Representatives of the Adviser reported on the Adviser’s profitability on a fund-by-fund basis and discussed their methodologies in determining the profitability of the Adviser. The Trustees, including the Independent Trustees, concluded that the Management Fee payable by each Fund was reasonable and that the Adviser’s level of profitability from its relationship with the Funds is not excessive.

The Trustees then considered economies of scale. The Trustees noted that they concluded that the Funds’ expense ratios were not unreasonable and that there were no excessive profits being derived from any of the Funds by the Adviser as a result of its management of each of the Funds. The Board further noted that they would continue to evaluate the Funds’ expense ratios with the Adviser. The Board also noted that the Adviser had agreed to extend its contractual fee waiver with respect to the Core Bond, Short Duration and Intermediate Bond Funds for another year. The Trustees and representatives from the Adviser again agreed to discuss the possibility of fee breakpoints in the future, depending on the asset level of a Fund. After a discussion, the Trustees agreed that they would continue to evaluate the potential for establishing breakpoints with the Adviser, but that no breakpoints are necessary at this time.

ADDITIONAL INFORMATION	JUNE 30, 2025 (UNAUDITED)

After a discussion, the Trustees concluded and agreed, including all Independent Trustees, that renewal of each Management Agreement was in the best interests of each Fund and its shareholders.

AVAILABILITY OF SCHEDULES OF PORTFOLIO INVESTMENTS:

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year at www.johnsonmutualfunds.com or on Form N-PORT. The Funds’ holdings are available, without charge, (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; (2) by visiting www.johnsoninv.com/mutualfunds; or (3) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

CODE OF ETHICS:

The Trust’s Code of Ethics is available on request without charge; please call for your copy at 513-661-3100 or 1-800-541-0170 or write us at:

Johnson Mutual Funds
3777 West Fork Road
Cincinnati OH 45247

Trustees and Officers

Dale Coates	Independent Trustee, Chairman
Timothy E. Johnson	Interested Trustee
Jonathan Adams	Independent Trustee
James J. Berrens	Independent Trustee
John R. Green	Independent Trustee
Julie Murphy	Independent Trustee
Jeri B. Ricketts	Independent Trustee
Gregory Simpson	Independent Trustee

Jason Jackman	President
Alex J. Bey	Vice President
Scott J. Bischoff	Chief Compliance Officer
Jennifer J. Kelhoffer	Secretary/Treasurer/CFO

Transfer Agent and Fund Accountant
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
US Bank
425 Walnut Street
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Funds’ prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254

(b) Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under Item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Not applicable

(a)(4) Change in the registrant’s independent public accountant: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Johnson Mutual Funds Trust

By:	/s/ Jason O. Jackman
Jason O. Jackman, President and Chief Executive Officer
Date September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason O. Jackman
Jason O. Jackman, President and Chief Executive Officer
Date September 4, 2025

By	/s/ Jennifer J. Kelhoffer
Jennifer J. Kelhoffer, Treasurer and Chief Financial Officer
Date September 4, 2025

*	Print the name and title of each signing officer under his or her signature.